UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28, 2011 for all funds in this filing except Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund, which had fiscal year end of August 31, 2011.

Date of reporting period: November 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 93.98%
FAMC Series 2000-A Class A	4.47%	12/15/2039	$2,327,991	$2,333,231
FHLB ±	2.30	08/01/2033	4,488,422	4,716,108
FHLB ±	2.42	08/01/2035	403,500	407,400
FHLB ±	2.43	06/01/2026	2,602,430	2,763,580
FHLB ±	2.45	12/01/2034	8,764,107	9,221,566
FHLB ±	2.50	05/01/2033	502,176	507,938
FHLB ±	2.51	05/01/2034	4,680,907	4,939,417
FHLB ±	2.53	06/01/2035	6,521,488	6,912,938
FHLB ±	2.61	07/01/2034	2,256,023	2,388,371
FHLB ±	2.85	06/01/2032	274,068	274,502
FHLB ±	3.43	06/01/2029	2,586,674	2,750,877
FHLB ±	4.54	06/01/2035	3,521,120	3,720,038
FHLMC ±	2.08	01/01/2023	80,998	83,292
FHLMC ±	2.19	07/01/2024	65,398	67,143
FHLMC ±	2.30	01/01/2029	31,607	32,766
FHLMC ±	2.30	07/01/2030	35,451	36,739
FHLMC ±	2.32	06/01/2024	61,433	64,847
FHLMC ±	2.33	05/01/2028	653,352	686,442
FHLMC ±	2.34	10/01/2033	4,374,334	4,592,472
FHLMC ±	2.35	10/01/2033	73,529	77,092
FHLMC ±	2.36	01/01/2030	63,273	66,710
FHLMC ±	2.36	08/01/2034	3,182,401	3,331,575
FHLMC ±	2.36	01/01/2037	4,909,358	5,175,456
FHLMC ±	2.36	02/01/2035	3,201,785	3,336,169
FHLMC ±	2.37	03/01/2020	3,671	3,685
FHLMC ±	2.37	08/01/2036	9,743,707	10,268,861
FHLMC ±	2.38	07/01/2019	2,802	2,827
FHLMC ±	2.40	11/01/2029	231,509	243,260
FHLMC ±	2.40	05/01/2025	132,113	138,623
FHLMC ±	2.42	08/01/2036	8,222,024	8,640,947
FHLMC ±	2.43	11/01/2029	551,472	579,752
FHLMC ±	2.44	02/01/2035	9,013,226	9,476,538
FHLMC ±	2.44	09/01/2035	4,627,409	4,868,368
FHLMC ±	2.45	04/01/2034	7,798,773	8,212,819
FHLMC ±	2.46	11/01/2027	1,489,336	1,574,213
FHLMC ±	2.46	10/01/2035	8,607,127	9,063,106
FHLMC ±	2.46	03/01/2027	386,486	408,055
FHLMC ±	2.47	09/01/2030	983,525	1,037,872
FHLMC ±	2.47	12/01/2032	7,078,647	7,435,466
FHLMC ±	2.48	02/01/2034	2,873,589	3,029,628
FHLMC ±	2.48	01/01/2035	1,339,938	1,409,189
FHLMC ±	2.48	08/01/2035	2,368,763	2,502,468
FHLMC ±	2.48	05/01/2032	89,015	89,969
FHLMC ±	2.48	02/01/2038	5,652,748	5,972,284
FHLMC ±	2.49	09/01/2035	8,665,529	9,189,680
FHLMC ±	2.49	08/01/2027	13,300	13,409
FHLMC ±	2.49	02/01/2036	3,976,621	4,186,866
FHLMC ±	2.50	05/01/2036	3,110,655	3,278,506
FHLMC ±	2.50	12/01/2032	4,181,164	4,399,824
FHLMC ±	2.50	02/01/2034	6,665,119	7,024,986
FHLMC ±	2.50	07/01/2031	523,298	553,768
FHLMC ±	2.50	05/01/2019	10,863	10,892
FHLMC ±	2.50	06/01/2033	4,659,191	4,904,656
FHLMC ±	2.50	09/01/2032	5,215,090	5,517,114
FHLMC ±	2.52	10/01/2036	2,156,385	2,275,781
FHLMC ±	2.52	06/01/2035	4,518,232	4,775,046
FHLMC ±	2.52	10/01/2035	5,815,670	6,155,487
FHLMC ±	2.53	04/01/2035	6,094,624	6,433,905
FHLMC ±	2.53	10/01/2035	7,074,406	7,472,416
FHLMC ±	2.53	11/01/2035	1,289,555	1,360,806
FHLMC ±	2.53	09/01/2030	20,845,170	22,094,482
FHLMC ±	2.54	10/01/2033	4,688,602	4,953,954
FHLMC ±	2.54	04/01/2034	6,680,079	7,056,702

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.56%	10/01/2030	$4,733,006	$5,018,673
FHLMC ±	2.56	01/01/2028	58,602	62,065
FHLMC ±	2.56	01/01/2028	9,786	10,350
FHLMC ±	2.58	04/01/2036	6,403,830	6,765,024
FHLMC ±	2.58	05/01/2023	110,370	110,755
FHLMC ±	2.58	04/01/2035	4,556,259	4,819,406
FHLMC ±	2.60	02/01/2036	13,489,727	14,264,312
FHLMC ±	2.61	01/01/2030	12,990	13,469
FHLMC ±	2.61	01/01/2030	26,293	27,215
FHLMC ±	2.61	07/01/2030	239,972	249,035
FHLMC ±	2.61	09/01/2016	10,479	10,624
FHLMC ±	2.61	11/01/2016	177,025	183,470
FHLMC ±	2.61	07/01/2018	6,421	6,546
FHLMC ±	2.61	01/01/2019	14,498	15,027
FHLMC ±	2.61	02/01/2019	19,737	20,459
FHLMC ±	2.61	02/01/2035	805,879	834,083
FHLMC ±	2.61	06/01/2025	139,204	143,426
FHLMC ±	2.62	07/01/2027	1,275,694	1,351,584
FHLMC ±	2.63	12/01/2017	54,854	56,846
FHLMC ±	2.63	05/01/2018	1,475	1,526
FHLMC ±	2.63	06/01/2018	38,862	40,250
FHLMC ±	2.63	09/01/2018	3,606	3,730
FHLMC ±	2.63	11/01/2018	25,210	25,560
FHLMC ±	2.64	02/01/2037	1,750,246	1,848,282
FHLMC ±	2.64	10/01/2024	389,117	411,246
FHLMC ±	2.65	06/01/2030	166,152	175,746
FHLMC ±	2.65	07/01/2029	143,893	151,933
FHLMC ±	2.66	06/01/2030	931,558	985,937
FHLMC ±	2.66	10/01/2029	163,721	173,039
FHLMC ±	2.67	11/01/2026	523,539	528,314
FHLMC ±	2.68	06/01/2028	593,628	621,919
FHLMC ±	2.68	08/01/2029	213,357	214,596
FHLMC ±	2.68	10/01/2030	40,516	41,963
FHLMC ±	2.68	10/01/2025	177,882	179,359
FHLMC ±	2.68	04/01/2035	2,409,603	2,553,470
FHLMC ±	2.69	03/01/2037	5,698,479	6,032,891
FHLMC ±	2.71	06/01/2037	9,221,321	9,797,227
FHLMC ±	2.73	10/01/2025	54,426	54,761
FHLMC ±	2.73	02/01/2030	107,146	113,378
FHLMC ±	2.73	06/01/2030	199,090	200,257
FHLMC ±	2.73	11/01/2032	388,209	406,535
FHLMC ±	2.75	02/01/2036	10,707,018	11,398,678
FHLMC ±	2.75	08/01/2030	10,984,418	11,615,142
FHLMC ±	2.78	02/01/2024	44,070	44,433
FHLMC ±	2.78	08/01/2018	406	408
FHLMC ±	2.78	04/01/2020	67,976	72,187
FHLMC ±	2.80	05/01/2028	549,091	556,435
FHLMC ±	2.86	08/01/2018	6,457	6,750
FHLMC ±	2.87	01/01/2024	87,686	88,644
FHLMC ±	2.91	03/01/2018	36,680	37,098
FHLMC ±	2.98	01/01/2022	43,097	43,372
FHLMC ±	3.00	05/01/2020	1,372	1,386
FHLMC ±	3.09	06/01/2020	200,089	208,762
FHLMC ±	3.23	10/01/2018	125,814	132,539
FHLMC ±	3.27	05/01/2020	2,247	2,252
FHLMC ±	3.28	12/01/2017	22,298	22,369
FHLMC ±	3.29	03/01/2025	178,718	181,502
FHLMC ±	3.32	07/01/2017	55,982	58,534
FHLMC ±	3.33	06/01/2019	303,913	306,094
FHLMC ±	3.34	03/01/2025	6,982,336	7,315,583
FHLMC ±	3.38	10/01/2019	44,768	44,766
FHLMC ±	3.39	06/01/2019	183,846	191,247

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC ±	3.41%	12/01/2018	$54,584	$54,595
FHLMC ±	3.43	09/01/2030	205,002	205,773
FHLMC ±	3.43	02/01/2018	10,870	10,930
FHLMC ±	3.43	01/01/2026	16,785	17,136
FHLMC ±	3.45	11/01/2029	394,033	397,296
FHLMC ±	3.49	12/01/2018	58,977	59,341
FHLMC ±	3.50	08/01/2029	380,168	386,308
FHLMC ±	3.53	09/01/2031	390,011	393,716
FHLMC ±	3.56	09/01/2016	143,630	144,929
FHLMC ±	3.57	12/01/2025	990,993	1,014,176
FHLMC ±	3.60	11/01/2036	2,472,632	2,611,428
FHLMC ±	3.61	04/01/2019	40,179	40,411
FHLMC ±	3.62	07/01/2028	114,851	115,734
FHLMC ±	3.63	08/01/2019	28,951	28,938
FHLMC ±	3.72	06/01/2022	3,823	3,853
FHLMC ±	3.75	02/01/2027	219,579	225,647
FHLMC ±	3.76	06/01/2020	3,554	3,576
FHLMC ±	3.92	01/01/2017	2,600	2,615
FHLMC ±	3.92	07/01/2018	219,289	221,789
FHLMC ±	3.99	06/01/2021	276,378	289,742
FHLMC ±	4.21	04/01/2023	293,690	295,331
FHLMC ±	4.30	05/01/2031	307,390	311,931
FHLMC ±	4.41	08/01/2029	51,173	52,301
FHLMC ±	4.49	01/01/2019	1,858	1,872
FHLMC ±	4.68	04/01/2032	176,306	177,840
FHLMC ±	4.69	10/01/2029	172,623	174,161
FHLMC ±	4.89	02/01/2021	60,020	60,415
FHLMC ±	4.93	05/01/2032	336,686	347,490
FHLMC ±	4.98	02/01/2029	442,823	447,147
FHLMC ±	5.15	04/01/2029	500,547	522,819
FHLMC ±	5.35	04/01/2037	2,672,941	2,840,301
FHLMC ±	5.46	06/01/2033	1,144,692	1,226,511
FHLMC ±	5.51	08/01/2024	994,209	1,071,054
FHLMC	6.50	04/01/2018	278,285	308,859
FHLMC	7.00	11/01/2012	38,808	40,050
FHLMC	7.00	09/01/2035	278,370	315,708
FHLMC ±	7.22	08/01/2027	91,766	92,237
FHLMC	7.50	01/01/2016	50,212	54,585
FHLMC	7.50	06/01/2016	21,131	22,617
FHLMC	8.50	05/01/2020	254,199	295,031
FHLMC	8.50	06/01/2022	2,894	2,906
FHLMC	8.50	09/01/2022	36,441	42,611
FHLMC Series 1671 Class QA ±	2.23	02/15/2024	590,190	618,027
FHLMC Series 1686 Class FE ±	2.38	02/15/2024	57,056	60,159
FHLMC Series 1730 Class FA ±	1.60	05/15/2024	610,350	617,459
FHLMC Series 20 Class F ±	1.25	07/01/2029	41,905	40,627
FHLMC Series 2315 Class FW ±	0.80	04/15/2027	352,314	353,836
FHLMC Series 2391 Class EF ±	0.75	06/15/2031	348,598	352,830
FHLMC Series 2454 Class SL ±(c)	7.75	03/15/2032	840,512	169,854
FHLMC Series 2461 Class FI ±	0.75	04/15/2028	502,506	505,227
FHLMC Series 2464 Class FE ±	1.25	03/15/2032	547,825	556,207
FHLMC Series 2466 Class FV ±	0.80	03/15/2032	772,156	776,473
FHLMC Series 2527 Class SX ±(c)	7.30	02/15/2032	284,556	4,094
FHLMC Series T-48 Class 2A ±	3.65	11/25/2032	4,394,475	4,535,405
FHLMC Series T-54 Class 4A ±	3.41	02/25/2043	3,098,646	3,070,080
FHLMC Series T-55 Class 1A1	6.50	03/25/2043	150,105	171,615
FHLMC Series T-66 Class 2A1 ±	2.97	01/25/2036	6,924,878	7,245,238
FHLMC Series T-67 Class 1A1C	3.12	03/25/2036	26,196,540	27,526,832
FHLMC Series T-67 Class 2A1C	3.09	03/25/2036	22,133,695	23,257,670
FNMA ±	1.30	12/01/2020	76,113	76,413
FNMA ±	1.33	06/01/2021	128,899	130,284
FNMA ±	1.45	09/01/2032	72,985	73,509
FNMA ±	1.54	01/01/2021	7,474	7,566

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA ±	1.54%	01/01/2021	$12,169	$12,187
FNMA ±	1.64	12/01/2030	257,597	262,865
FNMA ±	1.65	08/01/2032	302,377	304,476
FNMA ±	1.72	05/01/2029	565,437	593,576
FNMA ±	1.75	03/01/2015	32,899	33,206
FNMA ±	1.75	08/01/2031	180,479	187,249
FNMA ±	1.79	08/01/2031	161,026	164,367
FNMA ±	1.80	09/01/2031	464,467	481,611
FNMA ±	1.86	12/01/2031	210,756	213,063
FNMA ±	1.86	01/01/2032	510,651	513,389
FNMA ±	1.87	08/01/2033	4,490	4,541
FNMA ±	1.88	07/01/2020	24,384	24,572
FNMA ±	1.88	12/01/2031	467,113	483,477
FNMA ±	1.91	08/01/2032	187,825	191,558
FNMA ±	1.92	04/01/2033	1,774,159	1,837,864
FNMA ±	1.92	12/01/2022	21,092	21,291
FNMA ±	1.93	08/01/2033	718,471	736,885
FNMA ±	1.94	12/01/2031	187,908	195,769
FNMA ±	1.94	01/01/2035	5,232,975	5,484,372
FNMA ±	1.94	02/01/2033	281,120	291,652
FNMA ±	1.95	06/01/2031	367,104	383,335
FNMA ±	1.96	10/01/2017	17,079	17,539
FNMA ±	1.99	01/01/2032	42,579	42,725
FNMA ±	2.00	01/01/2022	16,611	17,015
FNMA ±	2.01	06/01/2036	7,637,836	8,080,344
FNMA ±	2.08	08/01/2031	85,403	85,869
FNMA ±	2.11	10/01/2018	214,085	223,092
FNMA ±	2.11	10/01/2035	15,609,803	16,178,325
FNMA ±	2.13	02/01/2020	25,424	26,175
FNMA ±	2.14	06/01/2032	195,648	198,832
FNMA ±	2.15	05/01/2032	129,938	136,347
FNMA ±	2.16	12/01/2035	16,645,183	17,265,565
FNMA ±	2.17	07/01/2018	5,933	5,938
FNMA ±	2.22	07/01/2035	3,485,133	3,603,283
FNMA ±	2.23	04/01/2018	786,499	805,601
FNMA ±	2.23	07/01/2018	890,018	911,982
FNMA ±	2.23	01/01/2036	7,955,030	8,269,011
FNMA ±	2.23	11/01/2017	321,120	335,623
FNMA ±	2.24	10/01/2024	72,672	76,336
FNMA ±	2.24	12/01/2024	115,020	120,556
FNMA ±	2.26	07/01/2032	242,533	243,072
FNMA ±	2.27	04/01/2030	242,384	254,857
FNMA ±	2.30	10/01/2025	193,113	200,860
FNMA ±	2.31	12/01/2023	15,237	15,991
FNMA ±	2.31	11/01/2039	122,184	122,981
FNMA ±	2.31	07/01/2035	2,944,267	3,042,478
FNMA ±	2.31	06/01/2035	5,467,320	5,746,424
FNMA ±	2.32	04/01/2033	1,163,830	1,226,365
FNMA ±	2.34	08/01/2025	62,398	65,641
FNMA ±	2.34	09/01/2032	156,585	158,632
FNMA ±	2.35	07/01/2025	7,619	7,735
FNMA ±	2.35	09/01/2033	70,015	74,074
FNMA ±	2.35	09/01/2033	80,934	85,316
FNMA ±	2.36	10/01/2024	575,006	608,247
FNMA ±	2.36	08/01/2036	5,785,796	6,010,126
FNMA ±	2.36	05/01/2037	9,806,910	10,326,427
FNMA ±	2.37	12/01/2025	28,979	29,315
FNMA ±	2.37	03/01/2031	102,487	107,694
FNMA ±	2.37	03/01/2028	176,357	177,048
FNMA ±	2.37	07/01/2038	2,722,314	2,856,173
FNMA ±	2.38	07/01/2017	2,495	2,510
FNMA ±	2.38	01/01/2027	52,529	54,819

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA ±	2.38%	05/01/2033	$2,071,274	$2,177,301
FNMA ±	2.38	05/01/2033	10,433,573	10,949,501
FNMA ±	2.38	02/01/2036	13,279,650	14,003,613
FNMA ±	2.38	12/01/2039	490,854	514,831
FNMA ±	2.39	12/01/2033	2,728,686	2,871,338
FNMA ±	2.40	04/01/2035	5,546,394	5,826,461
FNMA ±	2.40	06/01/2026	141,847	149,326
FNMA ±	2.41	07/01/2038	6,164,231	6,512,830
FNMA ±	2.42	04/01/2028	53,312	53,707
FNMA ±	2.42	12/01/2030	96,177	96,787
FNMA ±	2.42	09/01/2034	3,632,667	3,826,181
FNMA ±	2.42	07/01/2035	6,669,534	7,029,176
FNMA ±	2.42	02/01/2035	9,765,426	10,314,077
FNMA ±	2.42	04/01/2034	7,778,377	8,199,044
FNMA ±	2.43	12/01/2024	45,048	47,128
FNMA ±	2.43	06/01/2032	180,661	181,729
FNMA ±	2.43	06/01/2032	400,767	421,222
FNMA ±	2.43	12/01/2033	4,037,755	4,254,406
FNMA ±	2.43	11/01/2034	13,704,398	14,437,209
FNMA ±	2.43	05/01/2033	1,224,175	1,293,167
FNMA ±	2.44	03/01/2035	3,303,473	3,460,945
FNMA ±	2.44	09/01/2026	250,641	251,773
FNMA ±	2.44	10/01/2034	1,093,024	1,160,992
FNMA ±	2.44	06/01/2027	140,080	148,349
FNMA ±	2.44	02/01/2035	13,684,400	14,426,962
FNMA ±	2.45	01/01/2035	4,354,057	4,601,613
FNMA ±	2.45	08/01/2035	1,067,029	1,099,709
FNMA ±	2.45	04/01/2034	1,226,622	1,287,089
FNMA ±	2.46	12/01/2040	17,909,157	18,822,723
FNMA ±	2.46	07/01/2038	2,178,060	2,295,768
FNMA ±	2.46	06/01/2035	3,587,392	3,782,175
FNMA ±	2.47	04/01/2030	22,250	23,494
FNMA ±	2.47	07/01/2030	136,380	137,553
FNMA ±	2.47	02/01/2033	180,813	181,564
FNMA ±	2.47	04/01/2033	3,574,966	3,751,455
FNMA ±	2.47	06/01/2038	9,071,965	9,600,828
FNMA ±	2.47	10/01/2035	7,108,707	7,479,121
FNMA ±	2.47	08/01/2031	152,222	153,882
FNMA ±	2.47	05/01/2035	5,677,890	5,978,147
FNMA ±	2.47	07/01/2048	9,179,169	9,671,258
FNMA ±	2.48	09/01/2030	381,339	404,140
FNMA ±	2.48	09/01/2030	22,839	23,007
FNMA ±	2.48	07/01/2048	12,633,192	13,330,462
FNMA ±	2.48	11/01/2035	6,058,646	6,360,397
FNMA ±	2.48	02/01/2033	561,678	592,301
FNMA ±	2.49	11/01/2024	303,863	319,278
FNMA ±	2.49	07/01/2028	392	414
FNMA ±	2.49	06/01/2034	7,781,567	8,198,321
FNMA ±	2.49	04/01/2032	101,768	106,318
FNMA ±	2.50	05/01/2032	328,760	329,423
FNMA ±	2.50	06/01/2027	4,594	4,806
FNMA ±	2.50	02/01/2019	3,122	3,131
FNMA ±	2.50	05/01/2025	132,318	139,385
FNMA ±	2.50	06/01/2025	11,567	11,697
FNMA ±	2.50	01/01/2027	1,274,533	1,348,999
FNMA ±	2.50	07/01/2035	2,687,863	2,839,281
FNMA ±	2.50	03/01/2035	10,142,395	10,687,631
FNMA ±	2.50	04/01/2033	2,013,132	2,115,662
FNMA ±	2.51	05/01/2034	2,420,704	2,547,528
FNMA ±	2.51	04/01/2036	10,661,389	11,259,232
FNMA ±	2.51	05/01/2018	325,977	327,774
FNMA ±	2.52	08/01/2039	12,092,397	12,777,866
FNMA ±	2.52	07/01/2035	3,238,170	3,433,469

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA ±	2.52%	09/01/2028	$133,989	$135,523
FNMA ±	2.53	04/01/2024	99,710	105,208
FNMA ±	2.53	04/01/2024	50,192	52,414
FNMA ±	2.53	07/01/2024	19,944	21,138
FNMA ±	2.54	06/01/2035	3,837,789	4,048,344
FNMA ±	2.54	02/01/2032	3,702,168	3,834,924
FNMA ±	2.54	12/01/2033	4,420,430	4,657,605
FNMA ±	2.55	12/01/2021	199,179	200,348
FNMA ±	2.55	07/01/2035	5,437,019	5,775,602
FNMA ±	2.56	02/01/2035	3,197,229	3,363,619
FNMA ±	2.56	05/01/2035	4,426,700	4,693,187
FNMA ±	2.57	04/01/2028	636,020	674,189
FNMA ±	2.57	06/01/2032	60,945	63,397
FNMA ±	2.58	03/01/2033	9,104	9,135
FNMA ±	2.58	12/01/2040	9,800,037	10,346,132
FNMA ±	2.58	04/01/2021	138,092	140,023
FNMA ±	2.58	01/01/2036	17,105,797	18,148,619
FNMA ±	2.58	01/01/2028	13,000	13,668
FNMA ±	2.58	07/01/2033	2,538,176	2,697,252
FNMA ±	2.58	08/01/2035	2,333,993	2,409,525
FNMA ±	2.58	02/01/2036	9,930,007	10,515,001
FNMA ±	2.58	07/01/2037	15,906,605	16,806,828
FNMA ±	2.59	07/01/2017	194,431	196,259
FNMA ±	2.59	10/01/2017	118,450	121,231
FNMA ±	2.59	01/01/2018	99,219	101,812
FNMA ±	2.59	11/01/2023	53,697	54,911
FNMA ±	2.59	11/01/2024	19,822	20,330
FNMA ±	2.59	04/01/2035	4,622,569	4,903,870
FNMA ±	2.59	04/01/2035	4,551,035	4,817,180
FNMA ±	2.60	12/01/2030	1,432,315	1,515,672
FNMA ±	2.60	07/01/2027	214,415	227,493
FNMA ±	2.60	04/01/2019	11,693	11,742
FNMA ±	2.60	12/01/2028	103,328	109,906
FNMA ±	2.60	05/01/2036	9,228,072	9,726,262
FNMA ±	2.60	05/01/2017	109,882	111,901
FNMA ±	2.60	04/01/2018	1,237,535	1,259,192
FNMA ±	2.60	06/01/2027	113,841	120,692
FNMA ±	2.61	06/01/2030	265,640	281,779
FNMA ±	2.63	08/01/2017	1,985	2,008
FNMA ±	2.63	01/01/2018	1,358,779	1,400,576
FNMA ±	2.63	03/01/2030	60,911	63,062
FNMA ±	2.63	01/01/2032	257,028	272,480
FNMA ±	2.64	08/01/2017	911,225	926,960
FNMA ±	2.64	03/01/2033	4,346,385	4,591,908
FNMA ±	2.64	04/01/2042	5,561,844	5,814,772
FNMA ±	2.65	06/01/2024	72,680	76,907
FNMA ±	2.66	05/01/2027	132,896	140,759
FNMA ±	2.66	03/01/2027	231,432	232,327
FNMA ±	2.66	11/01/2034	5,097,039	5,407,071
FNMA ±	2.67	08/01/2040	1,858,692	1,967,152
FNMA ±	2.67	04/01/2036	503,822	523,350
FNMA ±	2.67	07/01/2020	369,296	386,254
FNMA ±	2.68	09/01/2022	1,015,984	1,079,390
FNMA ±	2.69	11/01/2020	1,623,632	1,678,262
FNMA ±	2.70	06/01/2033	672,835	709,271
FNMA ±	2.70	01/01/2038	1,532,502	1,578,970
FNMA ±	2.70	07/01/2027	557,671	590,207
FNMA ±	2.70	03/01/2035	6,571,585	6,978,438
FNMA ±	2.70	05/01/2036	7,694,420	8,190,392
FNMA ±	2.71	01/01/2035	2,001,811	2,052,667
FNMA ±	2.72	10/01/2018	1,126,934	1,156,693
FNMA ±	2.72	03/01/2018	4,086	4,131

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA ±	2.72%	12/01/2017	$123,834	$125,308
FNMA ±	2.72	06/01/2032	293,022	311,124
FNMA ±	2.74	07/01/2017	256,069	260,875
FNMA ±	2.75	09/01/2017	719,207	740,597
FNMA ±	2.75	10/01/2029	752,156	797,248
FNMA ±	2.75	10/01/2025	23,176	24,504
FNMA ±	2.75	12/01/2016	2,128	2,135
FNMA ±	2.75	03/01/2021	1,607	1,629
FNMA ±	2.75	05/01/2018	855,046	882,020
FNMA ±	2.75	08/01/2035	6,805,133	7,239,004
FNMA ±	2.76	10/01/2018	322,007	328,481
FNMA ±	2.77	11/01/2024	110,989	117,402
FNMA ±	2.78	04/01/2033	898,186	947,074
FNMA ±	2.80	07/01/2020	3,344,360	3,403,706
FNMA ±	2.80	06/01/2040	1,565,810	1,629,566
FNMA ±	2.80	01/01/2025	84,501	84,759
FNMA ±	2.82	06/01/2023	1,011	1,018
FNMA ±	2.82	03/01/2032	157,798	166,117
FNMA ±	2.84	09/01/2036	2,578,207	2,734,540
FNMA ±	2.85	04/01/2026	10,679	10,741
FNMA ±	2.85	02/01/2028	56,012	59,148
FNMA ±	2.86	01/01/2033	186,455	187,560
FNMA ±	2.86	09/01/2033	46,399	46,672
FNMA ±	2.88	07/01/2017	6,106	6,179
FNMA ±	2.88	01/01/2019	233,872	240,456
FNMA ±	2.88	08/01/2035	6,140,686	6,508,967
FNMA ±	2.89	11/01/2034	3,870,678	4,113,596
FNMA ±	2.90	11/01/2027	74,095	78,230
FNMA ±	2.90	07/01/2028	479,473	508,422
FNMA ±	2.91	06/01/2019	1,566	1,587
FNMA ±	2.92	04/01/2018	10,891	11,029
FNMA ±	2.92	08/01/2026	152,510	153,850
FNMA ±	2.93	01/01/2036	762,805	772,833
FNMA ±	2.93	11/01/2035	23,557,321	25,140,764
FNMA ±	2.93	10/01/2033	32,332,143	34,247,629
FNMA ±	2.96	11/01/2017	149,016	150,819
FNMA ±	2.96	11/01/2018	12,432	12,567
FNMA ±	2.96	04/01/2040	475,607	502,698
FNMA ±	2.97	06/01/2017	50,844	51,459
FNMA ±	2.97	07/01/2039	4,203,567	4,503,495
FNMA ±	3.00	05/01/2017	83,788	84,805
FNMA ±	3.00	07/01/2017	11,751	11,893
FNMA ±	3.01	11/01/2031	105,641	106,701
FNMA ±	3.01	09/01/2037	10,772,425	11,490,535
FNMA ±	3.02	09/01/2018	12,874	13,492
FNMA ±	3.04	05/01/2037	18,568,073	19,666,276
FNMA ±	3.05	09/01/2033	13,410,674	14,195,609
FNMA ±	3.06	01/01/2031	94,444	94,578
FNMA ±	3.06	04/01/2030	64,421	67,004
FNMA ±	3.07	10/01/2028	332,811	352,946
FNMA ±	3.10	02/01/2035	3,316,853	3,372,039
FNMA ±	3.11	09/01/2032	2,381,615	2,546,766
FNMA ±	3.12	05/01/2019	3,527	3,555
FNMA ±	3.12	08/01/2030	281,457	295,417
FNMA ±	3.12	03/01/2033	1,344,565	1,399,431
FNMA ±	3.13	06/01/2016	208,492	214,948
FNMA ±	3.13	07/01/2016	38,534	39,848
FNMA ±	3.13	08/01/2018	161,053	166,753
FNMA ±	3.13	05/01/2028	150,949	153,545
FNMA ±	3.13	12/01/2028	306,275	317,119
FNMA ±	3.13	01/01/2029	40,522	41,950
FNMA ±	3.13	09/01/2032	11,670,604	12,303,704
FNMA ±	3.13	04/01/2040	4,252,793	4,557,599

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA ±	3.15%	07/01/2033	$33,200	$33,479
FNMA ±	3.15	01/01/2036	230,076	233,453
FNMA ±	3.16	09/01/2032	210,013	213,833
FNMA ±	3.16	09/01/2035	1,660,146	1,766,961
FNMA ±	3.16	09/01/2033	203,392	203,898
FNMA ±	3.17	09/01/2019	15,271	15,455
FNMA ±	3.17	01/01/2033	78,005	78,254
FNMA ±	3.18	04/01/2024	586,304	619,840
FNMA ±	3.18	02/01/2018	19,815	20,116
FNMA ±	3.18	03/01/2030	197,012	207,874
FNMA ±	3.25	09/01/2017	4,709	4,747
FNMA ±	3.32	08/01/2026	1,558,487	1,642,616
FNMA ±	3.36	07/01/2019	5,259	5,428
FNMA ±	3.38	09/01/2016	185	186
FNMA ±	3.38	06/01/2018	57,100	57,980
FNMA ±	3.38	11/01/2027	4,074	4,145
FNMA ±	3.39	10/01/2024	30,702	32,467
FNMA ±	3.39	11/01/2029	13,800	14,492
FNMA ±	3.43	11/01/2024	201,714	203,082
FNMA ±	3.45	11/01/2031	50,770	51,152
FNMA ±	3.45	11/01/2028	465,662	492,445
FNMA ±	3.47	09/01/2021	212,365	214,682
FNMA ±	3.47	09/01/2019	98,823	100,381
FNMA ±	3.48	09/01/2033	103,935	104,217
FNMA ±	3.49	05/01/2018	12,513	12,553
FNMA ±	3.49	05/01/2028	441,138	448,828
FNMA ±	3.50	07/01/2028	177,046	180,147
FNMA ±	3.51	10/01/2029	296,780	300,138
FNMA ±	3.53	01/01/2029	63,411	66,998
FNMA ±	3.54	12/01/2032	243,173	255,109
FNMA ±	3.58	10/01/2017	628,592	637,453
FNMA ±	3.58	12/01/2050	284,740	289,268
FNMA ±	3.59	05/01/2017	163,821	172,932
FNMA ±	3.59	02/01/2029	221,699	233,911
FNMA ±	3.67	10/01/2017	12,998	13,185
FNMA ±	3.69	04/01/2020	2,923,228	3,061,106
FNMA ±	3.69	11/01/2022	112,220	116,909
FNMA ±	3.70	08/01/2029	1,572,266	1,661,905
FNMA ±	3.73	01/01/2017	2,855	2,868
FNMA ±	3.79	01/01/2021	1,192,909	1,222,293
FNMA ±	3.81	04/01/2034	2,580,000	2,772,439
FNMA ±	3.81	02/01/2029	3,804,295	4,030,206
FNMA ±	3.82	03/01/2030	27,292	28,120
FNMA ±	3.85	10/01/2034	993,098	1,000,831
FNMA ±	3.92	01/01/2019	7,701	7,716
FNMA ±	3.92	02/01/2033	108,881	110,067
FNMA ±	3.92	04/01/2032	281,842	282,731
FNMA ±	3.93	11/01/2031	183,927	184,967
FNMA ±	4.00	03/01/2023	10,454	10,535
FNMA ±	4.02	07/01/2021	408,435	411,930
FNMA ±	4.05	07/01/2017	88,128	93,617
FNMA ±	4.10	06/01/2018	3,154	3,316
FNMA ±	4.15	06/01/2034	759,739	798,459
FNMA ±	4.23	09/01/2017	9,644	9,690
FNMA ±	4.26	08/01/2017	51,841	53,515
FNMA ±	4.29	05/01/2018	1,851	1,888
FNMA ±	4.30	01/01/2018	1,737	1,743
FNMA ±	4.30	01/01/2018	1,227	1,248
FNMA ±	4.33	09/01/2028	19,121	19,851
FNMA ±	4.38	09/01/2031	437,102	441,581
FNMA ±	4.40	10/01/2024	64,084	64,622
FNMA ±	4.44	04/01/2018	48	49

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA ±	4.49%	04/01/2020	$24,979	$25,080
FNMA ±	4.54	05/01/2017	3,042	3,049
FNMA ±	4.54	12/01/2036	275,132	288,930
FNMA ±	4.61	02/01/2019	669,278	709,623
FNMA ±	4.65	03/01/2014	589	590
FNMA ±	4.66	05/01/2034	1,448,422	1,516,038
FNMA ±	4.72	10/01/2025	17,442	18,491
FNMA ±	4.84	06/01/2024	92,860	93,145
FNMA ±	4.85	06/01/2025	43,899	44,234
FNMA ±	4.86	01/01/2019	1,036,597	1,098,136
FNMA ±	5.04	04/01/2019	2,027	2,040
FNMA ±	5.08	04/01/2018	584,196	622,267
FNMA ±	5.08	01/01/2023	46,973	50,210
FNMA ±	5.09	08/01/2031	78,632	83,802
FNMA ±	5.16	06/01/2028	76,915	79,616
FNMA ±	5.20	09/01/2023	10,858	10,969
FNMA ±	5.31	10/01/2018	112	118
FNMA ±	5.32	11/01/2014	4,818	4,847
FNMA ±	5.47	01/01/2019	271,215	291,035
FNMA ±	5.57	06/01/2019	8,720	8,780
FNMA ±	5.59	06/01/2033	426,877	430,377
FNMA ±	5.65	06/01/2028	138,920	150,479
FNMA ±	5.85	03/01/2014	20,903	22,095
FNMA ±	5.96	05/01/2025	1,444	1,449
FNMA ±	5.99	09/01/2017	1,231	1,260
FNMA ±	6.00	02/01/2017	6,907	7,067
FNMA ±	6.00	01/01/2020	31,813	33,652
FNMA ±	6.00	11/01/2021	14,953	15,041
FNMA ±	6.25	10/01/2021	23,806	23,946
FNMA ±	6.31	11/01/2019	545	548
FNMA ±	6.45	02/01/2034	95,656	96,618
FNMA	6.50	08/01/2028	699,337	794,746
FNMA	6.50	05/01/2031	276,213	314,177
FNMA ±	6.72	03/01/2023	7,550	7,567
FNMA	7.00	11/01/2014	11,192	11,929
FNMA	7.00	11/01/2017	39,326	43,079
FNMA	7.06	11/01/2024	62,198	71,330
FNMA	7.06	12/01/2024	40,075	45,960
FNMA	7.06	01/01/2025	39,292	45,061
FNMA	7.06	03/01/2025	76,730	87,997
FNMA	7.06	03/01/2025	15,450	17,719
FNMA	7.06	04/01/2025	27,067	31,087
FNMA	7.06	01/01/2027	69,659	79,656
FNMA	7.50	02/01/2016	379,715	420,655
FNMA	7.50	01/01/2031	297,580	346,515
FNMA	7.50	01/01/2033	499,566	581,259
FNMA	7.50	05/01/2033	391,174	457,154
FNMA	7.50	05/01/2033	317,665	368,083
FNMA	7.50	06/01/2033	310,252	360,796
FNMA	7.50	07/01/2033	353,527	412,908
FNMA	7.50	08/01/2033	280,417	327,715
FNMA ±	7.63	03/01/2024	834	837
FNMA ±	7.75	02/01/2024	1,226	1,230
FNMA ±	7.75	01/01/2026	722	725
FNMA	8.00	12/01/2026	249,457	291,705
FNMA	8.00	02/01/2030	878	1,026
FNMA	8.00	03/01/2030	1,052	1,224
FNMA	8.00	02/01/2031	14,699	17,170
FNMA	8.00	07/01/2031	55,255	64,664
FNMA	8.00	05/01/2033	362,648	423,629
FNMA ±	8.38	12/01/2024	2,161	2,168
FNMA	8.50	10/01/2026	23,686	27,714
FNMA	8.50	02/01/2027	93,330	108,027

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	8.50%	06/01/2030	$152,286	$178,507
FNMA	8.55	08/01/2024	130,098	153,691
FNMA	9.00	05/01/2021	2,554	2,590
FNMA	9.00	07/01/2030	56,405	65,636
FNMA ±	9.10	10/01/2024	2,100	2,107
FNMA	9.50	08/01/2021	85,571	96,328
FNMA	9.50	12/01/2024	51,452	60,375
FNMA	10.00	01/01/2021	42,812	50,000
FNMA	10.50	04/01/2019	10,105	10,168
FNMA	11.00	01/01/2018	14,137	15,130
FNMA	12.50	07/01/2015	7,661	8,624
FNMA Series 1989-74 Class J	9.80	10/25/2019	56,435	65,278
FNMA Series 1989-96 Class H	9.00	12/25/2019	22,821	25,886
FNMA Series 1992-39 Class FA ±	1.45	03/25/2022	418,661	423,265
FNMA Series 1992-45 Class F ±	1.45	04/25/2022	78,442	79,993
FNMA Series 1992-87 Class Z	8.00	05/25/2022	60,733	69,417
FNMA Series 1993-113 Class FA ±	1.37	07/25/2023	344,596	348,496
FNMA Series 1994-14 Class F ±	2.88	10/25/2023	730,951	772,198
FNMA Series 1998-M5 Class D	6.35	06/25/2020	297,919	306,704
FNMA Series 1998-T2 Class A5	2.59	01/25/2032	1,887,279	1,941,410
FNMA Series 2001-50 Class BA	7.00	10/25/2041	462,392	537,702
FNMA Series 2001-63 Class FD ±	0.85	12/18/2031	484,452	489,099
FNMA Series 2001-81 Class F ±	0.81	01/25/2032	337,141	340,237
FNMA Series 2001-T08 Class A1	7.50	07/25/2041	305,463	341,829
FNMA Series 2001-T10 Class A2	7.50	12/25/2041	7,187,157	8,401,580
FNMA Series 2001-T12 Class A2	7.50	08/25/2041	551,653	648,311
FNMA Series 2001-T12 Class A4 ±	3.54	08/25/2041	11,213,452	11,856,474
FNMA Series 2001-W03 Class A	7.00	09/25/2041	1,538,045	1,799,320
FNMA Series 2002-05 Class FD ±	1.16	02/25/2032	750,302	762,697
FNMA Series 2002-66 Class A3	3.28	04/25/2042	16,017,847	16,848,772
FNMA Series 2002-D12 Class A5 ±	3.68	10/25/2041	3,105,918	3,160,994
FNMA Series 2002-T12 Class A3	7.50	05/25/2042	1,940,399	2,278,703
FNMA Series 2002-T19 Class A4 ±	3.48	03/25/2042	232,513	214,680
FNMA Series 2002-W1 Class 3A ±	3.37	04/25/2042	2,582,287	2,675,940
FNMA Series 2002-W4 Class A6 ±	3.53	05/25/2042	4,121,363	4,357,697
FNMA Series 2003-07 Class A2	2.68	05/25/2042	1,956,642	2,074,346
FNMA Series 2003-63 Class A8 ±	2.84	01/25/2043	2,772,664	2,919,529
FNMA Series 2003-W02 Class 1A3	7.50	07/25/2042	664,528	774,178
FNMA Series 2003-W04 Class 5A ±	3.51	10/25/2042	2,540,781	2,689,257
FNMA Series 2003-W08 Class 4A ±	3.40	11/25/2042	3,010,448	3,195,538
FNMA Series 2003-W10 Class 2A ±	3.40	06/25/2043	5,962,023	6,303,908
FNMA Series 2003-W18 Class 2A ±	3.57	06/25/2043	22,458,026	23,745,855
FNMA Series 2004-T3 Class 1A3	7.00	02/25/2044	1,164,043	1,349,943
FNMA Series 2004-T3 Class 2A ±	3.48	08/25/2043	2,875,446	2,948,088
FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	553,732	638,644
FNMA Series 2004-W1 Class 3A ±	3.62	01/25/2043	181,828	190,201
FNMA Series 2004-W12 Class 2A ±	3.59	06/25/2044	10,568,613	11,152,860
FNMA Series 2004-W15 Class 3A ±	3.10	06/25/2044	16,007,529	16,788,396
FNMA Series 2004-W2 Class 5A	7.50	03/25/2044	501,891	587,126
FNMA Series 2005-W3 Class 3A ±	3.11	04/25/2045	2,906,947	2,949,011
FNMA Series 2006-W1 Class 3A ±	2.47	10/25/2045	16,346,146	17,176,223
FNMA Series G92-20 Class FB ±	1.45	04/25/2022	351,275	353,838
FNMA Series G93-1 Class K	6.68	01/25/2023	1,266,836	1,421,821
FNMA Series G93-19 Class FD ±	1.37	04/25/2023	1,195,459	1,219,176
GNMA ±	1.63	09/20/2022	147,026	152,405
GNMA ±	1.63	09/20/2022	73,289	75,970
GNMA ±	1.63	09/20/2022	15,374	15,936
GNMA ±	1.63	07/20/2023	7,745	8,028
GNMA ±	1.63	09/20/2023	649,490	673,254
GNMA ±	1.63	09/20/2023	128,656	133,363
GNMA ±	1.63	09/20/2023	511,317	530,025
GNMA ±	1.63	07/20/2024	890,681	923,269

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA ±	1.63%	08/20/2024	$61,779	$64,039
GNMA ±	1.63	09/20/2027	5,686	5,894
GNMA ±	2.00	07/20/2022	10,390	10,783
GNMA ±	2.00	09/20/2026	155,506	161,391
GNMA ±	2.00	01/20/2030	174,659	180,758
GNMA ±	2.00	12/20/2032	104,960	108,712
GNMA ±	2.13	09/20/2017	38,931	40,387
GNMA ±	2.13	10/20/2021	377,139	391,236
GNMA ±	2.13	11/20/2021	42,621	44,214
GNMA ±	2.13	12/20/2021	15,835	16,427
GNMA ±	2.13	10/20/2022	58,028	60,198
GNMA ±	2.13	10/20/2022	194,260	201,521
GNMA ±	2.13	11/20/2022	116,187	120,530
GNMA ±	2.13	11/20/2022	156,305	162,147
GNMA ±	2.13	12/20/2022	44,862	46,539
GNMA ±	2.13	12/20/2022	569,594	590,885
GNMA ±	2.13	12/20/2022	10,935	11,344
GNMA ±	2.13	12/20/2022	98,823	102,517
GNMA ±	2.13	10/20/2023	1,303,434	1,352,156
GNMA ±	2.13	11/20/2023	963,174	999,177
GNMA ±	2.13	11/20/2023	981,941	1,018,646
GNMA ±	2.13	12/20/2023	42,383	43,968
GNMA ±	2.13	12/20/2023	164,637	170,791
GNMA ±	2.13	12/20/2023	1,364,825	1,415,842
GNMA ±	2.13	10/20/2024	1,621,590	1,682,205
GNMA ±	2.13	11/20/2024	144,219	149,610
GNMA ±	2.13	11/20/2024	776,560	805,587
GNMA ±	2.13	10/20/2025	843,949	875,496
GNMA ±	2.13	10/20/2025	174,931	181,470
GNMA ±	2.13	10/20/2026	151,188	156,840
GNMA ±	2.13	11/20/2026	14,000	14,523
GNMA ±	2.13	01/20/2027	11,606	12,040
GNMA ±	2.13	10/20/2027	10,230	10,613
GNMA ±	2.13	11/20/2027	7,994	8,292
GNMA ±	2.13	12/20/2029	299,234	310,420
GNMA ±	2.13	10/20/2030	223,066	231,404
GNMA ±	2.13	11/20/2031	12,134	12,588
GNMA ±	2.13	12/20/2031	1,610	1,670
GNMA ±	2.13	11/20/2032	773,334	802,241
GNMA ±	2.38	01/20/2017	19,748	20,495
GNMA ±	2.38	02/20/2017	22,907	23,773
GNMA ±	2.38	02/20/2017	98,245	101,958
GNMA ±	2.38	03/20/2017	31,647	32,843
GNMA ±	2.38	03/20/2017	17,699	18,368
GNMA ±	2.38	05/20/2017	80,589	83,588
GNMA ±	2.38	05/20/2017	29,902	31,015
GNMA ±	2.38	06/20/2017	7,541	7,822
GNMA ±	2.38	01/20/2021	29,268	30,375
GNMA ±	2.38	02/20/2021	72,245	74,289
GNMA ±	2.38	06/20/2021	100,856	104,609
GNMA ±	2.38	01/20/2022	196,598	204,029
GNMA ±	2.38	02/20/2022	60,553	62,841
GNMA ±	2.38	02/20/2022	160,103	166,154
GNMA ±	2.38	02/20/2022	9,044	9,386
GNMA ±	2.38	02/20/2022	6,354	6,595
GNMA ±	2.38	03/20/2022	175,888	182,536
GNMA ±	2.38	03/20/2022	327,413	339,788
GNMA ±	2.38	03/20/2022	55,144	57,229
GNMA ±	2.38	04/20/2022	511,384	530,414
GNMA ±	2.38	04/20/2022	499,956	518,561
GNMA ±	2.38	05/20/2022	68,592	71,145
GNMA ±	2.38	05/20/2022	465,625	482,952
GNMA ±	2.38	05/20/2022	129,186	133,994

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA ±	2.38%	05/20/2022	$29,223	$30,310
GNMA ±	2.38	06/20/2022	3,189	3,307
GNMA ±	2.38	06/20/2022	38,071	39,488
GNMA ±	2.38	01/20/2023	1,345,766	1,396,631
GNMA ±	2.38	01/20/2023	96,303	99,943
GNMA ±	2.38	02/20/2023	119,381	123,894
GNMA ±	2.38	02/20/2023	69,840	72,479
GNMA ±	2.38	02/20/2023	122,814	127,456
GNMA ±	2.38	02/20/2023	15,286	15,864
GNMA ±	2.38	03/20/2023	138,249	143,474
GNMA ±	2.38	04/20/2023	21,852	22,665
GNMA ±	2.38	04/20/2023	49,119	50,946
GNMA ±	2.38	05/20/2023	16,677	17,298
GNMA ±	2.38	05/20/2023	46,066	47,780
GNMA ±	2.38	06/20/2023	463,332	480,574
GNMA ±	2.38	06/20/2023	211,881	219,766
GNMA ±	2.38	04/20/2024	65,738	68,185
GNMA ±	2.38	04/20/2024	359,024	372,385
GNMA ±	2.38	05/20/2024	306,940	318,362
GNMA ±	2.38	05/20/2024	27,754	28,787
GNMA ±	2.38	06/20/2024	32,642	33,857
GNMA ±	2.38	06/20/2024	47,662	49,436
GNMA ±	2.38	06/20/2024	178,488	185,130
GNMA ±	2.38	04/20/2025	211,751	219,631
GNMA ±	2.38	01/20/2026	899,144	933,128
GNMA ±	2.38	02/20/2026	720,889	748,136
GNMA ±	2.38	01/20/2027	372,286	386,357
GNMA ±	2.38	02/20/2027	9,509	9,868
GNMA ±	2.38	05/20/2027	35,422	36,741
GNMA ±	2.38	01/20/2028	10,473	10,869
GNMA ±	2.50	10/20/2017	13,172	13,702
GNMA ±	2.50	11/20/2017	36,833	38,315
GNMA ±	2.50	12/20/2017	27,958	29,083
GNMA ±	2.50	03/20/2019	4,149	4,308
GNMA ±	2.50	11/20/2020	23,417	24,359
GNMA ±	2.50	12/20/2020	17,701	18,414
GNMA ±	2.50	05/20/2021	16,658	17,295
GNMA ±	2.50	12/20/2021	44,030	45,802
GNMA ±	2.50	10/20/2024	744,993	774,983
GNMA ±	2.50	12/20/2024	513,049	533,701
GNMA ±	2.50	04/20/2025	7,892	8,194
GNMA ±	2.50	04/20/2032	112,809	117,125
GNMA ±	2.50	05/20/2032	273,022	283,466
GNMA ±	2.50	06/20/2032	664,324	689,738
GNMA ±	2.50	02/20/2033	4,832	5,018
GNMA ±	2.50	03/20/2033	56,431	58,600
GNMA ±	2.63	07/20/2016	19,194	19,976
GNMA ±	2.63	08/20/2017	29,963	31,184
GNMA ±	2.63	09/20/2017	5,288	5,482
GNMA ±	2.63	09/20/2017	7,043	7,310
GNMA ±	2.63	07/20/2018	730	757
GNMA ±	2.63	07/20/2018	70,005	72,858
GNMA ±	2.63	08/20/2018	41,559	43,253
GNMA ±	2.63	08/20/2018	10,915	11,328
GNMA ±	2.63	08/20/2021	35,267	36,557
GNMA ±	2.63	08/20/2021	75,689	78,459
GNMA ±	2.63	08/20/2021	17,982	18,662
GNMA ±	2.63	07/20/2022	13,308	13,850
GNMA ±	2.63	07/20/2022	18,528	19,206
GNMA ±	2.63	07/20/2024	155,465	161,153
GNMA ±	2.63	07/20/2024	496,128	516,348
GNMA ±	2.63	08/20/2024	79,915	83,172

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA ±	2.63%	07/20/2025	$10,221	$10,608
GNMA ±	2.63	09/20/2025	248,664	257,763
GNMA ±	2.63	07/20/2027	3,634	3,772
GNMA ±	2.63	08/20/2027	27,678	28,691
GNMA ±	2.63	08/20/2027	5,336	5,538
GNMA ±	2.75	10/20/2017	74,298	77,381
GNMA ±	2.88	01/20/2022	6,334	6,592
GNMA ±	3.00	02/20/2016	18,042	18,780
GNMA ±	3.00	03/20/2016	37,764	39,310
GNMA ±	3.00	04/20/2016	29,356	30,553
GNMA ±	3.00	05/20/2016	2,724	2,835
GNMA ±	3.00	07/20/2017	19,103	19,929
GNMA ±	3.00	08/20/2017	173,667	181,179
GNMA ±	3.00	08/20/2017	13,886	14,480
GNMA ±	3.00	09/20/2017	188,850	197,018
GNMA ±	3.00	11/20/2017	33,939	35,373
GNMA ±	3.00	12/20/2017	209,943	218,814
GNMA ±	3.00	01/20/2018	58,513	60,907
GNMA ±	3.00	06/20/2018	11,976	12,464
GNMA ±	3.00	11/20/2018	5,750	5,993
GNMA ±	3.00	12/20/2018	2,331	2,430
GNMA ±	3.00	01/20/2019	4,496	4,680
GNMA ±	3.00	02/20/2019	10,548	10,980
GNMA ±	3.00	03/20/2019	20,870	21,724
GNMA ±	3.00	05/20/2019	24,658	25,663
GNMA ±	3.00	06/20/2019	57,927	60,287
GNMA ±	3.00	08/20/2019	23,954	24,990
GNMA ±	3.00	06/20/2020	13,174	13,711
GNMA ±	3.00	01/20/2021	368	383
GNMA ±	3.00	02/20/2021	507	528
GNMA ±	3.13	07/20/2022	6,893	7,161
GNMA ±	3.13	07/20/2022	8,107	8,423
GNMA ±	3.50	09/20/2017	28,240	29,532
GNMA ±	3.50	10/20/2017	464	485
GNMA ±	3.50	11/20/2017	85,392	89,257
GNMA ±	3.50	02/20/2018	67,150	70,066
GNMA ±	3.50	03/20/2018	8,466	8,833
GNMA ±	3.50	04/20/2018	8,899	9,284
GNMA ±	3.50	05/20/2018	3,359	3,505
GNMA ±	3.50	09/20/2018	8,313	8,693
GNMA ±	3.50	02/20/2019	47,131	49,178
GNMA ±	3.50	09/20/2019	69,222	72,390
GNMA ±	3.50	01/20/2020	16,361	17,071
GNMA ±	3.50	06/20/2020	23,631	24,653
GNMA ±	4.00	01/20/2016	287,911	300,845
GNMA ±	4.00	03/20/2016	47,425	49,555
GNMA ±	4.00	04/20/2016	6,559	6,852
GNMA ±	4.00	05/20/2016	1,043	1,089
GNMA ±	4.00	11/20/2017	35,454	37,230
GNMA ±	4.00	04/20/2018	16,462	17,196
GNMA ±	4.00	11/20/2018	106,492	111,825
GNMA ±	4.00	01/20/2019	131,466	132,516
GNMA ±	4.00	05/20/2019	6,669	6,966
GNMA ±	4.50	12/20/2017	4,223	4,445
GNMA ±	4.50	06/20/2019	4,888	5,136
GNMA ±	5.00	08/20/2015	6,406	6,759
GNMA ±	5.00	09/20/2015	9,118	9,620
GNMA ±	5.00	10/20/2015	9,257	9,767
GNMA	6.45	04/20/2025	96,656	108,013
GNMA	6.45	05/20/2025	51,855	56,323
GNMA	6.45	09/20/2025	56,187	65,338
GNMA	6.50	06/20/2034	423,226	478,918
GNMA	6.50	06/20/2034	89,217	100,956

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA		6.50%	08/20/2034	$2,338,993	$2,646,780
GNMA		6.50	08/20/2034	98,701	111,853
GNMA		6.50	08/20/2034	119,657	135,403
GNMA		6.50	08/20/2034	131,852	147,328
GNMA		6.75	02/15/2029	146,304	167,932
GNMA		7.00	07/20/2034	71,900	82,608
GNMA		7.00	07/20/2034	126,318	145,130
GNMA		7.25	07/15/2017	36,887	40,966
GNMA		7.25	08/15/2017	56,163	62,173
GNMA		7.25	08/15/2017	44,373	49,063
GNMA		7.25	08/15/2017	15,013	16,673
GNMA		7.25	09/15/2017	57,306	63,643
GNMA		7.25	10/15/2017	96,221	106,477
GNMA		7.25	10/15/2017	47,355	52,254
GNMA		7.25	11/15/2017	38,082	41,878
GNMA		7.25	01/15/2018	13,344	14,793
GNMA		7.25	01/15/2018	30,672	34,312
GNMA		7.25	02/15/2018	31,267	34,747
GNMA		7.25	05/15/2018	16,211	17,779
GNMA		9.00	05/15/2016	10,783	10,861
GNMA		9.00	07/15/2016	1,674	1,684
GNMA		9.00	08/15/2016	14,827	16,660
GNMA		9.00	11/15/2016	8,486	8,536
GNMA		9.00	11/15/2016	8,208	9,223
GNMA		9.00	11/15/2016	36,804	41,354
GNMA		9.00	12/15/2016	513	521
GNMA		9.00	02/15/2017	9,449	10,724
GNMA		9.00	02/15/2017	1,643	1,666
GNMA		9.00	05/15/2017	1,785	1,795
GNMA		9.00	07/15/2017	12,932	14,677
GNMA		9.00	03/15/2020	5,546	6,523
GNMA		9.00	08/15/2021	934	940
GNMA		9.00	07/20/2024	1,176	1,407
GNMA		9.00	08/20/2024	785	939
GNMA		9.00	09/20/2024	2,922	3,496
GNMA		9.00	10/20/2024	24,442	29,243
GNMA		9.00	11/20/2024	716	857
GNMA		9.00	01/20/2025	10,840	13,012
GNMA		9.00	02/20/2025	38,312	45,987
GNMA Series 2003-1 Class SW ±(c)		0.60	06/16/2031	4,405,089	13,200
Total Agency Securities (Cost $1,306,645,422)					1,327,283,483

		Yield
Short-Term Investments: 5.58%
U.S. Treasury Securities : 0.04%
U.S. Treasury Bill #		0.01	12/22/2011	500,000	499,997
Investment Companies : 5.54%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01		78,311,535	78,311,535
Total Short-Term Investments (Cost $78,811,535)					78,811,532
Total Investments in Securities (Cost $1,385,456,957)*	99.56%				1,406,095,015
Other Assets and Liabilities, Net	0.44				6,202,136

Total Net Assets	100.00%				$1,412,297,151

±	Variable rate investment.

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,386,792,273 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,228,899
Gross unrealized depreciation	(926,157)

Net unrealized appreciation	$19,302,742

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$1,327,283,483	$0	$1,327,283,483
Short-term investments
U.S. Treasury securities	499,997	0	0	499,997
Investment companies	78,311,535	0	0	78,311,535

	$78,811,532	$1,327,283,483	$0	$1,406,095,015

As of November 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$54,327	$0	$0	$54,327

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended November 30 2011, the Fund entered into futures contracts to speculate on interest rates.

At November 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at November 30, 2011	Net Unrealized Gains
March 2012	75 Short	10-Year U.S. Treasury Notes	$9,700,781	$45,561
March 2012	115 Short	5-Year U.S. Treasury Notes	14,103,672	8,766

As of November 30, 2011, the Fund had an average notional amount of $46,594,687 in futures contracts during the three months ended November 30, 2011.

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 66.38%
FHLB	5.63%	03/14/2036	$6,150,000	$8,187,286
FHLMC ±	0.70	02/15/2033	770,914	772,305
FHLMC ±	2.37	10/01/2026	354,120	370,981
FHLMC ±	2.50	06/01/2032	161,287	170,117
FHLMC ±	2.62	07/01/2029	379,868	401,445
FHLMC ±	2.81	09/01/2031	272,235	274,568
FHLMC	2.93	11/01/2012	340,940	340,935
FHLMC ±	3.03	09/01/2031	10,801	10,880
FHLMC ±	3.42	07/01/2032	3,037,494	3,107,665
FHLMC	4.00	03/01/2014	610,313	631,848
FHLMC	4.00	04/01/2014	3,156,850	3,220,509
FHLMC %%	4.00	02/15/2040	29,010,000	30,152,269
FHLMC ±	4.28	05/01/2026	129,533	136,597
FHLMC	4.50	06/01/2040	2,484,802	2,618,471
FHLMC	5.00	05/01/2018	963,330	1,036,386
FHLMC	5.00	04/01/2019	768,231	828,893
FHLMC	5.00	04/01/2019	604,681	652,428
FHLMC	5.00	06/01/2019	1,003,529	1,082,770
FHLMC	5.00	08/01/2019	4,183,270	4,500,517
FHLMC	5.00	10/01/2019	1,111,458	1,199,221
FHLMC	5.00	02/01/2020	3,201,925	3,454,756
FHLMC	5.00	08/01/2040	6,571,336	7,029,716
FHLMC	5.50	11/01/2023	1,938,253	2,099,066
FHLMC	5.50	07/01/2035	26,257,512	28,482,368
FHLMC	5.50	06/01/2038	9,000,000	9,723,215
FHLMC	5.50	09/01/2038	15,330,001	16,561,876
FHLMC	5.50	01/01/2039	1,942,488	2,099,188
FHLMC	5.50	05/01/2040	6,000,001	6,484,019
FHLMC ±	5.99	01/01/2038	1,099,948	1,185,050
FHLMC	6.00	10/01/2032	187,174	207,420
FHLMC	6.00	05/25/2043	9,434,747	10,469,621
FHLMC ±	6.38	01/01/2026	93,858	93,770
FHLMC	6.50	04/01/2018	90,398	97,729
FHLMC	6.50	04/01/2021	254,114	270,181
FHLMC	6.50	04/01/2022	287,632	319,233
FHLMC	6.50	04/01/2026	22,229	25,322
FHLMC	6.50	04/01/2026	4,590	5,229
FHLMC	6.50	09/01/2028	90,592	103,263
FHLMC	6.50	09/01/2028	26,185	29,848
FHLMC	6.50	07/01/2031	14	16
FHLMC	6.50	08/01/2037	3,250,866	3,581,613
FHLMC	6.50	10/01/2037	990,538	1,091,317
FHLMC	7.00	11/17/2013	49,867	50,186
FHLMC	7.00	10/01/2014	521,096	555,239
FHLMC	7.00	12/01/2023	12,171	13,808
FHLMC	7.00	05/01/2024	13,540	15,361
FHLMC	7.00	12/01/2026	1,607	1,832
FHLMC	7.00	12/01/2026	428	488
FHLMC	7.00	12/01/2026	2,736	3,120
FHLMC	7.00	12/01/2026	4,869	5,553
FHLMC	7.00	12/01/2026	150	171
FHLMC	7.00	12/01/2026	1,665	1,899
FHLMC	7.00	04/01/2029	6,874	7,859
FHLMC	7.00	04/01/2029	2,259	2,586
FHLMC	7.00	05/01/2029	58,883	67,409
FHLMC	7.00	04/01/2032	428,212	491,617
FHLMC	7.50	12/01/2011	928	933
FHLMC	7.50	12/01/2011	10	10
FHLMC	7.50	12/01/2012	53,935	55,224
FHLMC	7.50	10/01/2029	13,993	14,057
FHLMC	7.50	11/01/2031	446,117	521,193
FHLMC	7.50	04/01/2032	509,040	595,376
FHLMC	8.00	01/01/2012	229	231

1

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC	8.00%	02/01/2017	$16,606	$18,702
FHLMC	8.00	08/01/2023	72,316	83,435
FHLMC	8.00	06/01/2024	17,799	21,010
FHLMC	8.00	06/01/2024	4,627	5,461
FHLMC	8.00	06/01/2024	16,027	18,919
FHLMC	8.00	08/01/2026	44,289	52,486
FHLMC	8.00	11/01/2026	44,494	52,729
FHLMC	8.00	11/01/2028	34,016	40,039
FHLMC	8.50	06/01/2017	31,571	35,595
FHLMC	8.50	07/01/2022	6,981	8,291
FHLMC	8.50	12/01/2025	38,016	45,638
FHLMC	8.50	05/01/2026	5,001	5,994
FHLMC	8.50	08/01/2026	9,021	10,836
FHLMC	8.50	08/01/2026	32,916	39,541
FHLMC	9.00	06/01/2016	12,842	12,895
FHLMC	9.00	01/01/2017	22,690	25,113
FHLMC	9.00	04/01/2017	32,896	33,972
FHLMC	9.00	11/01/2018	108,788	112,345
FHLMC	9.00	08/01/2019	1,089	1,270
FHLMC	9.00	08/01/2019	154	157
FHLMC	9.00	08/01/2019	332	349
FHLMC	9.00	12/01/2019	552	643
FHLMC	9.00	01/01/2020	189	220
FHLMC	9.00	02/01/2020	233	272
FHLMC	9.00	02/01/2020	4,830	5,630
FHLMC	9.00	03/01/2020	2,766	3,222
FHLMC	9.00	03/01/2020	367	430
FHLMC	9.00	09/01/2020	462	538
FHLMC	9.00	09/01/2020	1,058	1,235
FHLMC	9.00	12/01/2020	96	112
FHLMC	9.00	02/01/2021	169	199
FHLMC	9.00	03/01/2021	9,733	11,144
FHLMC	9.00	03/01/2021	2,663	2,679
FHLMC	9.00	04/01/2021	8,449	9,966
FHLMC	9.00	04/01/2021	164,061	175,493
FHLMC	9.00	04/01/2021	576	677
FHLMC	9.00	06/01/2021	1,396	1,650
FHLMC	9.00	07/01/2021	6,588	7,787
FHLMC	9.00	07/01/2021	5,304	6,269
FHLMC	9.00	08/01/2021	1,340	1,584
FHLMC	9.00	04/01/2022	6,413	7,615
FHLMC	9.00	07/01/2022	1,527	1,795
FHLMC	9.00	09/01/2024	2,568	3,139
FHLMC	9.00	10/01/2024	2,589	2,604
FHLMC	9.50	09/01/2016	84	96
FHLMC	9.50	10/01/2016	612	696
FHLMC	9.50	08/01/2018	53	53
FHLMC	9.50	08/01/2019	336	393
FHLMC	9.50	02/01/2020	17	20
FHLMC	9.50	06/01/2020	127	150
FHLMC	9.50	08/01/2020	982	1,165
FHLMC	9.50	09/01/2020	122	144
FHLMC	9.50	09/01/2020	27	32
FHLMC	9.50	09/01/2020	18,017	20,401
FHLMC	9.50	10/01/2020	63	75
FHLMC	9.50	10/01/2020	117	139
FHLMC	9.50	11/01/2020	162	193
FHLMC	9.50	05/01/2021	354	421
FHLMC	9.50	09/17/2022	1,488,257	1,727,603
FHLMC	9.50	04/01/2025	145,108	173,841
FHLMC	10.00	08/01/2017	46	52
FHLMC	10.00	01/01/2019	27	31

2

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC	10.00%	08/01/2019	$95	$109
FHLMC	10.00	12/01/2019	455	532
FHLMC	10.00	03/01/2020	42	50
FHLMC	10.00	06/01/2020	78	91
FHLMC	10.00	07/01/2020	69	81
FHLMC	10.00	08/01/2020	77	90
FHLMC	10.00	10/01/2021	139,538	150,733
FHLMC	10.00	08/17/2022	728,969	831,369
FHLMC	10.00	02/17/2025	1,276,732	1,490,211
FHLMC	10.50	02/01/2019	59	68
FHLMC	10.50	05/01/2019	244	283
FHLMC	10.50	06/01/2019	33	39
FHLMC	10.50	08/01/2019	37,936	44,510
FHLMC	10.50	12/01/2019	81,742	95,658
FHLMC	10.50	02/01/2020	2,873	3,375
FHLMC	10.50	05/01/2020	8,474	9,955
FHLMC	10.50	05/01/2020	88,732	105,191
FHLMC	10.50	08/01/2020	44,233	52,336
FHLMC	10.50	08/01/2020	28,878	29,981
FHLMC	14.00	11/01/2012	51	51
FHLMC Series 16 Class D	10.00	10/15/2019	34,813	39,457
FHLMC Series 1671 Class 1671-TA ±	0.75	02/15/2024	106,659	106,919
FHLMC Series 2882 Class TF ±	0.50	10/15/2034	7,775,453	7,784,052
FHLMC Series 3221 Class VA	5.00	09/15/2017	7,767,112	8,592,410
FHLMC Series R008 Class FK ±	0.65	07/15/2023	5,748,153	5,754,642
FHLMC Series T-57 Class 1A1	6.50	07/25/2043	2,348,503	2,697,199
FHLMC Series T-67 Class 1A1C	3.12	03/25/2036	3,481,238	3,658,019
FHLMC Series T-67 Class 2A1C	3.09	03/25/2036	4,374,998	4,597,166
FHLMC Series T-75 Class A1 ±	0.30	12/25/2036	6,471,374	6,433,369
FHLMC Structured Pass-Through Securities Series T-15 Class A6 ±	0.65	11/25/2028	347,610	330,145
FHLMC Structured Pass-Through Securities Series T-23 Class A ±	0.54	05/25/2030	1,366,534	1,287,062
FHLMC Structured Pass-Through Securities Series T-35 Class A ±	0.54	09/25/2031	614,289	583,412
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	1,714,159	2,083,239
FHLMC Structured Pass-Through Securities Series T-55 Class 2A1 ±	3.02	03/25/2043	771,308	727,263
FHLMC Structured Pass-Through Securities Series T-57 Class 2A1 ±	3.58	07/25/2043	4,438,904	4,538,560
FNMA ±	2.22	05/01/2036	3,746,610	3,914,271
FNMA ±	2.25	12/01/2035	3,573,095	3,751,714
FNMA ±	2.30	11/01/2031	333,192	348,368
FNMA ±	2.33	01/01/2033	204,101	205,952
FNMA ±	2.33	09/01/2031	135,251	141,981
FNMA	2.38	07/28/2015	29,170,000	30,625,262
FNMA ±	2.42	12/01/2034	2,816,241	2,963,380
FNMA ±	2.44	04/01/2032	230,288	242,157
FNMA ±	2.44	09/01/2031	560,245	588,746
FNMA ±	2.47	12/01/2040	113,773	120,035
FNMA ±	2.48	09/01/2036	2,846,304	3,003,303
FNMA ±	2.51	08/01/2036	3,906,193	4,130,438
FNMA ±	2.54	06/01/2032	253,498	255,285
FNMA ±	2.55	06/01/2034	1,372,820	1,446,748
FNMA ±	2.62	10/01/2027	496,040	527,344
FNMA ±	2.80	05/01/2036	5,693,439	5,901,393
FNMA ±	3.10	04/01/2033	165,282	174,300
FNMA ±	3.15	07/01/2026	752,830	800,532
FNMA ±	3.19	09/01/2027	1,257,319	1,314,303
FNMA ±	3.29	02/01/2027	2,312,826	2,444,948
FNMA ±	3.47	05/01/2036	2,860,410	2,974,024
FNMA	3.50	02/01/2026	8,590,083	8,934,166
FNMA %%	3.50	12/25/2040	24,062,000	24,513,163
FNMA	4.00	05/01/2021	4,146,085	4,387,863
FNMA %%	4.00	04/25/2024	16,840,000	17,676,738
FNMA %%	4.00	02/25/2040	36,625,000	38,130,060
FNMA	4.00	07/01/2040	94,690,538	98,752,200
FNMA ±	4.11	07/01/2033	176,240	178,162

3

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	4.15%	07/01/2014	$10,665,548	$11,320,034
FNMA ±	4.32	09/01/2028	1,130,219	1,173,415
FNMA	4.50	08/01/2018	4,353,433	4,652,245
FNMA	4.50	12/01/2018	3,098,979	3,311,688
FNMA %%	4.50	03/25/2021	13,300,000	14,137,485
FNMA	4.50	08/01/2025	751,907	799,758
FNMA	4.50	09/01/2040	58,841,541	62,253,825
FNMA	4.50	09/01/2040	18,282,423	19,342,640
FNMA	4.50	12/01/2041	30,167,000	31,882,748
FNMA	4.62	07/01/2013	10,877,707	11,351,961
FNMA	4.68	02/01/2020	3,362,761	3,754,517
FNMA	4.79	05/01/2019	2,266,174	2,531,885
FNMA	5.00	12/01/2018	2,378,090	2,567,355
FNMA %%	5.00	05/25/2019	16,840,000	18,060,900
FNMA	5.00	03/01/2034	12,725,109	13,693,695
FNMA	5.00	02/01/2036	15,806,316	17,002,021
FNMA	5.00	08/01/2040	16,391,073	17,638,697
FNMA	5.00	08/01/2040	80,943,579	87,104,686
FNMA	5.03	05/01/2015	6,605,547	7,239,510
FNMA	5.12	01/01/2017	11,700,000	13,080,013
FNMA	5.22	10/01/2015	3,402,460	3,741,346
FNMA	5.24	12/01/2012	176,951	176,607
FNMA	5.39	01/01/2024	3,156,525	3,599,380
FNMA	5.50	06/01/2016	816,273	864,022
FNMA	5.50	01/01/2025	967,843	1,051,071
FNMA (a)	5.50	10/01/2026	3,558,000	3,846,540
FNMA	5.50	09/01/2033	8,958,587	9,776,058
FNMA	5.50	09/01/2033	6,618,315	7,222,236
FNMA	5.50	06/01/2034	21,444,618	23,401,439
FNMA	5.50	08/01/2035	5,998,732	6,536,743
FNMA	5.50	01/01/2037	6,533,585	7,119,566
FNMA	5.55	05/01/2016	3,199,975	3,583,821
FNMA	5.55	09/01/2019	4,232,794	4,401,702
FNMA	5.60	11/01/2013	540,603	571,157
FNMA	5.61	02/01/2021	3,578,109	4,083,373
FNMA	5.63	02/01/2018	1,126,892	1,286,950
FNMA	5.66	12/01/2016	1,732,000	1,960,795
FNMA	5.67	03/01/2016	6,384,721	7,153,839
FNMA	5.67	11/01/2021	5,766,284	6,465,247
FNMA	5.70	03/01/2016	979,052	1,097,957
FNMA	5.75	05/01/2021	3,689,700	4,005,332
FNMA	5.79	10/01/2017	1,118,406	1,279,407
FNMA	5.95	06/01/2024	1,863,049	2,187,610
FNMA ±	5.99	09/01/2018	1,733,000	1,860,891
FNMA	6.00	12/01/2013	167,412	181,076
FNMA	6.00	05/01/2016	1,199,964	1,297,903
FNMA	6.00	03/01/2024	273,502	301,200
FNMA	6.00	02/01/2035	3,545,470	3,936,659
FNMA %%	6.00	08/25/2035	40,080,000	43,931,440
FNMA	6.00	11/01/2037	5,414,404	5,942,429
FNMA	6.00	08/01/2038	16,480,735	18,082,825
FNMA	6.00	12/01/2038	1,795,565	1,970,673
FNMA	6.07	09/01/2013	2,908,526	3,045,290
FNMA	6.08	01/01/2019	2,639,041	2,743,422
FNMA	6.50	06/01/2017	499,911	547,815
FNMA	6.50	01/01/2024	120,478	133,649
FNMA	6.50	03/01/2028	66,240	75,305
FNMA	6.50	12/01/2029	1,096,553	1,246,154
FNMA	6.50	11/01/2031	262,001	297,776
FNMA	6.50	07/01/2036	2,567,602	2,871,894
FNMA	6.50	07/01/2036	3,031,845	3,402,840
FNMA	6.50	09/01/2037	1,016,206	1,114,832

4

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	6.50%	09/01/2037	$1,312,758	$1,440,166
FNMA	6.50	07/25/2042	3,367,339	3,859,153
FNMA	6.65	05/01/2016	1,502,351	1,709,664
FNMA	7.00	11/01/2026	25,078	28,345
FNMA	7.00	09/01/2031	7,180	8,195
FNMA	7.00	01/01/2032	8,559	9,769
FNMA	7.00	02/01/2032	333,299	380,422
FNMA	7.00	02/01/2032	54,129	61,771
FNMA	7.00	10/01/2032	760,765	867,174
FNMA	7.00	02/01/2034	8,754	9,940
FNMA	7.00	04/01/2034	643,004	733,201
FNMA	7.00	12/01/2034	118,167	134,179
FNMA	7.00	06/01/2035	21,254	24,135
FNMA	7.00	01/01/2036	40,749	46,271
FNMA	7.00	09/01/2036	1,024,065	1,163,009
FNMA	7.00	07/01/2047	397,712	449,814
FNMA	7.48	01/01/2025	1,019,553	1,020,228
FNMA	7.50	07/01/2015	17,327	17,399
FNMA	7.50	09/01/2031	259,185	303,336
FNMA	7.50	11/25/2031	1,345,150	1,529,179
FNMA	7.50	02/01/2032	92,332	108,209
FNMA	7.50	10/01/2037	6,260,714	7,277,956
FNMA	8.00	06/01/2012	109,587	110,643
FNMA	8.00	11/01/2013	6,350	6,550
FNMA	8.00	08/01/2020	17,153	17,401
FNMA	8.00	05/01/2027	87,239	100,647
FNMA	8.00	10/01/2027	17,774	17,967
FNMA	8.00	06/01/2028	15,728	18,297
FNMA	8.00	01/01/2030	25,529	25,873
FNMA	8.00	02/01/2030	269,994	313,088
FNMA	8.00	09/01/2040	2,942,100	3,431,324
FNMA	8.50	12/01/2014	796	800
FNMA	8.50	05/01/2017	12,122	13,596
FNMA	8.50	05/01/2017	502,803	557,558
FNMA	8.50	08/01/2024	61,315	71,671
FNMA	8.50	05/01/2026	383,036	450,369
FNMA	8.50	07/01/2026	37,889	44,519
FNMA	8.50	08/01/2026	19,248	22,616
FNMA	8.50	09/01/2026	841	988
FNMA	8.50	10/01/2026	430	505
FNMA	8.50	10/01/2026	11,926	14,012
FNMA	8.50	10/01/2026	41,471	48,523
FNMA	8.50	11/01/2026	13,887	16,317
FNMA	8.50	11/01/2026	7,223	8,486
FNMA	8.50	11/01/2026	215,880	252,516
FNMA	8.50	12/01/2026	404,732	477,994
FNMA	8.50	12/01/2026	40,160	47,187
FNMA	8.50	12/01/2026	375	440
FNMA	8.50	01/01/2027	5,949	6,990
FNMA	8.50	02/01/2027	888	1,043
FNMA	8.50	02/01/2027	10,672	12,529
FNMA	8.50	03/01/2027	1,663	1,954
FNMA	8.50	03/01/2027	3,316	3,897
FNMA	8.50	06/01/2027	990,078	1,160,549
FNMA	8.50	07/01/2029	1,042	1,228
FNMA	8.50	08/01/2029	34,379	40,504
FNMA	9.00	03/01/2021	99,659	117,277
FNMA	9.00	06/01/2021	354	416
FNMA	9.00	07/01/2021	199,651	227,203
FNMA	9.00	08/01/2021	522	610
FNMA	9.00	10/01/2021	116,767	134,443
FNMA	9.00	01/01/2025	3,330	3,911
FNMA	9.00	01/01/2025	107	126

5

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	9.00%	01/01/2025	$48,394	$56,999
FNMA	9.00	02/01/2025	13,580	15,947
FNMA	9.00	03/01/2025	2,150	2,525
FNMA	9.00	03/01/2025	4,666	5,496
FNMA	9.00	03/01/2025	32,156	37,873
FNMA	9.00	03/01/2025	1,897	2,234
FNMA	9.00	04/01/2025	5,129	6,042
FNMA	9.00	07/01/2028	82,328	96,882
FNMA	9.50	11/01/2020	445	527
FNMA	9.50	12/15/2020	155,039	184,601
FNMA	9.50	01/01/2021	41,074	48,197
FNMA	9.50	06/01/2022	13,551	15,156
FNMA	9.50	07/01/2028	153,606	183,788
FNMA	10.00	12/01/2020	231,050	267,426
FNMA	11.00	02/01/2019	23,317	23,477
FNMA	11.00	10/15/2020	33,349	38,164
FNMA	11.25	02/01/2016	6,677	6,724
FNMA	12.00	07/15/2014	97,928	110,914
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	1,730,544	2,042,350
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12/25/2041	3,010,897	3,638,945
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	794,889	943,962
FNMA Grantor Trust Series 2001-T8 Class A3	3.96	07/25/2041	1,957,206	1,982,261
FNMA Grantor Trust Series 2002-T11 Class B	5.34	04/25/2012	15,385,044	15,624,061
FNMA Grantor Trust Series 2002-T12 Class A5 ±	3.84	10/25/2041	2,104,584	2,141,904
FNMA Grantor Trust Series 2002-T19 Class A1	6.50	07/25/2042	8,904,075	10,175,598
FNMA Grantor Trust Series 2002-T5 Class A1 ±	0.50	05/25/2032	484,440	462,835
FNMA Grantor Trust Series 2003-T1 Class B	4.49	11/25/2012	15,475,000	16,019,033
FNMA Grantor Trust Series 2003-T2 Class A1 ±	0.54	03/25/2033	410,829	394,380
FNMA Grantor Trust Series 2004-T1 Class 1A2	6.50	01/25/2044	1,389,232	1,570,320
FNMA Series 11	1.25	02/27/2014	59,250,000	60,100,178
FNMA Series 1988-2 Class Z	10.10	02/25/2018	94,281	105,084
FNMA Series 1988-7 Class Z	9.25	04/25/2018	58,772	65,808
FNMA Series 1989-10 Class Z	9.50	03/25/2019	342,077	392,622
FNMA Series 1989-100 Class Z	8.75	12/25/2019	291,296	331,928
FNMA Series 1989-12 Class Y	10.00	03/25/2019	613,732	712,119
FNMA Series 1989-22 Class G	10.00	05/25/2019	390,181	451,662
FNMA Series 1989-63 Class Z	9.40	10/25/2019	60,078	67,648
FNMA Series 1989-98 Class E	9.20	12/25/2019	125,318	141,618
FNMA Series 1990-144 Class W	9.50	12/25/2020	217,414	251,121
FNMA Series 1990-75 Class Z	9.50	07/25/2020	227,223	264,071
FNMA Series 1990-84 Class Y	9.00	07/25/2020	74,688	85,932
FNMA Series 1990-96 Class Z	9.67	08/25/2020	330,647	384,705
FNMA Series 1991-5 Class Z	8.75	01/25/2021	114,854	130,636
FNMA Series 1991-85 Class Z	8.00	06/25/2021	345,719	383,674
FNMA Series 1991-G9 Class FA ±	1.18	04/25/2021	854	855
FNMA Series 1992-45 Class Z	8.00	04/25/2022	287,114	343,367
FNMA Series 2001-T4 Class A1	7.50	07/25/2041	1,536,540	1,808,214
FNMA Series 2003-90 Class FL ±	0.71	03/25/2031	3,597,020	3,601,512
FNMA Series 2003-W1 Class 1A1	6.30	12/25/2042	1,308,627	1,487,510
FNMA Series 2003-W19 Class 1A6	5.29	11/25/2033	2,731,382	2,854,213
FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	2,956,454	3,409,815
FNMA Series 2004-W4 Class A9	5.50	06/25/2034	8,565,000	8,859,604
FNMA Series 2005-116 Class TU	5.50	12/25/2016	1,373,807	1,408,609
FNMA Series 2005-71 Class DB	4.50	08/25/2025	4,000,000	4,332,412
FNMA Series 2007-2 Class FA ±	0.46	02/25/2037	2,800,132	2,792,941
FNMA Series 2007-W10 Class 2A	6.21	08/25/2047	1,947,024	2,200,812
FNMA Series 2009-108 Class DE	4.50	08/25/2027	1,596,533	1,660,565
FNMA Series G-8 Class E	9.00	04/25/2021	308,656	352,117
FNMA Series G92-30 Class Z	7.00	06/25/2022	645,262	712,944
FNMA STRIPS Series 161 Class 2	8.50	07/25/2022	125,690	28,755
FNMA STRIPS Series 265 Class 2	9.00	03/01/2024	320,278	373,470
FNMA Whole Loan Series 1999-W6 Class A	9.19	09/25/2028	103,861	114,153

6

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA Whole Loan Series 2002-W4 Class A4	6.25%	05/25/2042	$1,472,082	$1,671,219
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.03	06/25/2033	334,319	334,259
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.47	08/25/2042	4,948,219	5,237,381
FNMA Whole Loan Series 2003-W5 Class A ±	0.48	04/25/2033	881,633	838,744
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.29	08/25/2042	3,788,295	4,090,469
FNMA Whole Loan Series 2003-W6 Class PT4	9.57	10/25/2042	3,643,675	4,213,840
FNMA Whole Loan Series 2003-W8 Class PT1	8.78	12/25/2042	1,682,972	1,942,780
FNMA Whole Loan Series 2003-W9 Class A ±	0.50	06/25/2033	242,106	230,160
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	3,086,424	3,591,366
GNMA ±	3.00	08/20/2020	353,343	368,627
GNMA ±	3.00	11/20/2020	211,371	220,302
GNMA %%	4.50	05/20/2040	49,420,000	53,620,700
GNMA	5.00	07/20/2040	18,250,256	20,135,571
GNMA	6.00	01/15/2013	16,713	18,189
GNMA	6.00	02/15/2013	1,496	1,492
GNMA	6.00	08/20/2034	1,185,000	1,339,972
GNMA	6.50	12/15/2025	64,376	73,246
GNMA	6.50	04/15/2029	1,606	1,860
GNMA	6.50	05/15/2029	4,683	5,423
GNMA	6.50	05/15/2031	3,801	4,403
GNMA	6.50	07/15/2032	6,417	7,432
GNMA	6.50	09/20/2033	187,201	212,030
GNMA	7.00	12/15/2022	88,008	100,201
GNMA	7.00	05/15/2026	7,343	8,461
GNMA	7.00	03/15/2028	83,974	97,126
GNMA	7.00	01/15/2031	1,207	1,405
GNMA	7.00	04/15/2031	15,588	18,140
GNMA	7.00	04/15/2031	1,448	1,685
GNMA	7.00	08/15/2031	24,039	27,975
GNMA	7.00	03/15/2032	17,839	20,739
GNMA	7.00	05/15/2032	4,236	4,925
GNMA	7.34	10/20/2021	80,489	91,977
GNMA	7.34	12/20/2021	28,805	32,916
GNMA	7.34	02/20/2022	30,262	34,711
GNMA	7.34	04/20/2022	33,767	38,732
GNMA	7.34	09/20/2022	144,577	165,835
GNMA	8.00	04/15/2023	3,953	3,997
GNMA	8.00	06/15/2023	8,364	9,822
GNMA	8.00	12/15/2023	995,713	1,188,784
GNMA	8.00	02/15/2024	2,096	2,470
GNMA	8.00	09/15/2024	5,856	6,901
GNMA	8.00	06/15/2025	208	246
GNMA	8.00	06/15/2025	21,730	25,684
GNMA	8.35	04/15/2020	765,071	883,745
GNMA	8.40	05/15/2020	357,419	418,667
GNMA	8.50	07/15/2016	1,426	1,442
GNMA	9.00	12/15/2016	7,251	7,314
GNMA	9.00	03/15/2020	7,347	7,432
GNMA	9.00	04/15/2021	3,791	4,488
GNMA	9.50	10/20/2019	202,740	234,690
GNMA	10.00	12/15/2018	12,105	12,299
GNMA	12.50	04/15/2019	67,333	69,345
GNMA	13.00	11/15/2014	1,777	2,076
GNMA	14.00	06/15/2012	6,156	6,470
GNMA	14.00	09/20/2014	2,017	2,035
GNMA	15.00	07/15/2012	1,619	1,632
GNMA	15.00	09/15/2012	211	212
GNMA Series 2002-53 Class IO ±(c)	0.18	04/16/2042	40,054,983	262,200
GNMA Series 2004-20 Class B	4.78	04/16/2034	105,203	105,485
GNMA Series 2004-57 Class C ±	5.08	08/16/2026	3,000,000	3,090,276
GNMA Series 2005-23 Class IO ±(c)	0.42	06/17/2045	115,487,083	2,655,625
GNMA Series 2005-90 Class A	3.76	09/16/2028	8,409,231	8,598,203
GNMA Series 2006-32 Class C ±	5.46	11/16/2038	12,510,000	14,765,440

7

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA Series 2006-32 Class XM ±(c)	0.33%	11/16/2045	$72,469,692	$1,086,973
GNMA Series 2006-68 Class D ±	5.31	12/16/2037	12,520,000	14,535,720
GNMA Series 2008-22 Class XM ±(c)	0.73	02/16/2050	208,739,799	7,998,909
GNMA Series 2008-80 Class B	4.28	03/16/2033	18,933,510	19,259,412
GNMA Series 2010-105 Class QF ±	0.60	04/20/2039	2,322,568	2,322,887
GNMA Series 2010-74 Class B	3.81	08/16/2039	5,365,000	5,735,995
SBA #4796093007 (a)(c)	1.44	02/15/2018	590,959	13,060
SBA #507511	0.63	03/25/2013	110,789	108,343
SBA Series 1992- 6 Class A (a)(c)(i)	1.51	10/15/2017	1,697,995	33,790
TVA	5.38	04/01/2056	3,670,000	4,862,089
Total Agency Securities (Cost $1,347,492,783)				1,382,480,884
Corporate Bonds and Notes: 0.60%
Consumer Discretionary : 0.00%
Multiline Retail: 0.00%
Sears Roebuck Acceptance Corporation	6.70	04/15/2012	172	173
Financials : 0.60%
Commercial Banks: 0.60%
Financing Corporation Series D-P (z)	2.29	09/26/2019	15,000,000	12,528,510
Total Corporate Bonds and Notes (Cost $10,503,405)				12,528,683
Municipal Bonds and Notes: 0.42%
Arkansas : 0.01%
Arkansas Development Finance Authority (Housing Revenue, GNMA Insured)	9.75	11/15/2014	233,354	248,422
Texas : 0.41%
Retama TX Development Corporation (Miscellaneous Revenue)	10.00	12/15/2020	5,405,000	8,408,018
Total Municipal Bonds and Notes (Cost $7,472,035)				8,656,440
Non-Agency Mortgage Backed Securities: 4.86%
Bank of America Commercial Mortgage Incorporated Series 2006- 2 Class A4	5.92	05/10/2045	4,180,000	4,640,130
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	5,939,658	5,956,544
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3	6.01	06/15/2038	8,755,000	9,603,841
Goldman Sachs Mortgage Securities Corporation II Series 2006-GG8 Class A4	5.56	11/10/2039	12,880,000	13,844,892
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	9,101,000	9,939,248
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20	12/12/2049	8,755,000	8,081,154
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12/12/2049	9,795,000	10,646,558
Morgan Stanley Capital I Series 2007-T27 Class A4	5.79	06/11/2042	8,745,500	9,828,823
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 144A	6.50	10/25/2034	3,512,859	3,536,733
Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.32	03/15/2030	10,575,000	11,125,164
TIAA Real Estate CDO Limited Series 2007-C4 Class A3	5.74	08/15/2039	11,460,000	12,317,254
Vendee Mortgage Trust Series 1995-1 Class 4	8.78	02/15/2025	579,330	697,725
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	06/15/2025	814,463	981,830
Total Non-Agency Mortgage Backed Securities (Cost $99,665,002)				101,199,896

8

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
U.S. Treasury Securities: 18.43%
U.S. Treasury Bond	3.75%	08/15/2041	$23,355,000	$26,566,313
U.S. Treasury Bond	4.38	05/15/2041	16,235,000	20,478,926
U.S. Treasury Bond	4.50	02/15/2036	18,650,000	23,717,559
U.S. Treasury Bond ##	4.63	02/15/2040	29,820,000	38,989,650
U.S. Treasury Bond	5.38	02/15/2031	9,690,000	13,450,931
U.S. Treasury Bond	6.25	08/15/2023	25,060,000	35,268,041
U.S. Treasury Note «	1.00	10/31/2016	25,650,000	25,722,128
U.S. Treasury Note	0.50	10/15/2014	56,100,000	56,270,937
U.S. Treasury Note	0.63	04/30/2013	11,450,000	11,518,437
U.S. Treasury Note	1.88	10/31/2017	8,780,000	9,098,275
U.S. Treasury Note	2.00	11/15/2021	20,245,000	20,099,479
U.S. Treasury Note ##	2.13	08/15/2021	38,770,000	39,000,216
U.S. Treasury Note	2.25	07/31/2018	30,800,000	32,364,055
U.S. Treasury Note	7.25	08/15/2022	20,950,000	31,241,688
Total U.S. Treasury Securities (Cost $363,924,924)				383,786,635
Yankee Corporate Bonds and Notes: 7.91%
Financials : 7.91%
Commercial Banks : 7.91%
Bank Nederlandse Gemeenten 144A	2.50	01/11/2016	23,310,000	24,261,211
Bank of Nova Scotia 144A«	1.65	10/29/2015	13,235,000	13,162,459
Bank of Nova Scotia 144A	2.15	08/03/2016	10,300,000	10,324,452
Canadian Imperial Bank 144A«	0.90	09/19/2014	8,355,000	8,262,368
Dnb Nor Boligkreditt AS 144A	2.90	03/29/2017	5,725,000	5,920,709
HSBC Bank plc 144A«	1.63	07/07/2014	14,500,000	14,343,139
Kommunalbanken AS 144A	2.38	01/19/2016	10,135,000	10,418,689
Kommunalbanken AS 144A	2.75	05/05/2015	17,090,000	17,954,737
Landwirtsch Rentenbank «	2.50	02/15/2016	14,125,000	14,746,246
Nordea Eiendomskreditt 144A	1.88	04/07/2014	10,430,000	10,489,847
Swedbank Hypotek 144A	2.13	08/31/2016	12,110,000	11,872,923
Toronto Dominion Bank 144A	1.63	09/14/2016	9,200,000	9,016,322
Westpac Banking Corporation 144A	1.90	12/14/2012	13,660,000	13,856,948
Total Yankee Corporate Bonds and Notes (Cost $161,848,409)				164,630,050
Other: 0.42%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			5,208,130	1,869,719
VFNC Corporation, Pass-Through Entity, 0.26% ±(a)(i)(v)144A			14,044,539	6,881,824
Total Other (Cost $3,539,052)				8,751,543

	Yield		Shares
Short-Term Investments: 16.97%
Investment Companies : 16.95%
Wells Fargo Advantage Government Money Market Fund, Institutional Class ##(l)(u)	0.01		309,432,854	309,432,854
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.17		43,656,348	43,656,348
				353,089,202

	Interest Rate		Principal
U.S. Treasury Securities : 0.02%
U.S.Treasury Bill #	0.01	12/22/2011	$400,000	399,997
Total Short-Term Investments (Cost $353,489,202)				353,489,199

9

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

	01/11/2016	01/11/2016	01/11/2016	01/11/2016	01/11/2016
Total Investments in Securities (Cost $2,347,934,812)*	115.99%				$2,415,523,330
Other Assets and Liabilities, Net	(15.99)				(332,917,756)

Total Net Assets	100.00%				$2,082,605,574

±	Variable rate investment.
%%	Security issued on a when-issued (TBA) basis.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(i)	Illiquid security.
(z)	Zero coupon security. Rate represents yield to maturity.
##	All or a portion of this security has been segregated for when-issued securities.
«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $2,348,566,803 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$86,545,890
Gross unrealized depreciation	(19,589,363)

Net unrealized appreciation	$66,956,527

10

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Government Securities Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$1,382,093,099	$387,785	$1,382,480,884
Corporate bonds and notes	0	12,528,683	0	12,528,683
Municipal bonds and notes	0	8,656,440	0	8,656,440
Non-agency mortgage backed securities	0	101,199,896	0	101,199,896
U.S. Treasury securities	383,786,635	0	0	383,786,635
Yankee corporate bonds and notes	0	164,630,050	0	164,630,050
Other	0	0	8,751,543	8,751,543
Short-term investments
Investment companies	309,432,854	43,656,348	0	353,089,202
U.S. Treasury securities	399,997	0	0	399,997

	$693,619,486	$1,712,764,516	$9,139,328	$2,415,523,330

As of November 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(124,943)	$0	$0	$(124,943)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency securities	Other	Total
Balance as of August 31, 2011	$473,364	$9,842,490	$10,315,854
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	(111,897)	0	(111,897)
Change in unrealized gains (losses)	103,437	(558,485)	(455,048)
Purchases	0	0	0
Sales	(77,119)	(532,462)	(609,581)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of November 30, 2011	$387,785	$8,751,543	$9,139,328

Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(6,439)	$(91,918)	$(98,357)

Derivative transactions

During the three months ended November 30, 2011, the Fund entered into futures contracts to speculate on interest rates.

At November 30, 2011, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at November 30, 2011	Net Unrealized Gains (Losses)
March 2012	175 Long	10-Year U.S. Treasury Notes	$22,635,156	$(106,278)
March 2012	275 Short	2-Year U.S. Treasury Notes	60,637,500	(4,819)
March 2012	215 Long	5-Year U.S. Treasury Notes	26,367,734	(13,846)

The Fund had average notional amounts of $41,289,183 and $67,823,876 in long futures contracts and short futures contracts, respectively, during the three months ended November 30, 2011.

WELLS FARGO ADVANTAGE HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes: 84.63%
Consumer Discretionary : 21.64%
Auto Components : 3.18%
American Axle & Manufacturing Incorporated	7.75%	11/15/2019	$1,000,000	$957,500
Cooper-Standard Holdings Incorporated	8.50	05/01/2018	4,500,000	4,725,000
Delphi Corporation 144A	6.13	05/15/2021	5,250,000	5,289,375
Lear Corporation	8.13	03/15/2020	3,000,000	3,240,000
Tenneco Automotive Incorporated	7.75	08/15/2018	3,000,000	3,045,000
TRW Automotive Incorporated 144A	7.25	03/15/2017	2,030,000	2,121,350
TRW Automotive Incorporated 144A	8.88	12/01/2017	2,500,000	2,675,000
				22,053,225
Automobiles: 0.85%
Ford Motor Company «	7.45	07/16/2031	5,000,000	5,862,500
Diversified Consumer Services : 1.31%
Service Corporation International	7.50	04/01/2027	200,000	191,500
Service Corporation International Series WI	7.00	06/15/2017	3,790,000	4,055,300
Stewart Enterprises Incorporated	6.50	04/15/2019	5,000,000	4,862,500
				9,109,300
Hotels, Restaurants & Leisure : 4.64%
Blue Merger Sub Incorporated 144A	7.63	02/15/2019	4,000,000	3,580,000
CKE Restaurants Incorporated	11.38	07/15/2018	4,900,000	5,218,500
Penn National Gaming Incorporated	8.75	08/15/2019	3,750,000	4,031,250
Seminole Tribe of Florida 144A	7.75	10/01/2017	4,900,000	5,047,000
Shingle Springs Tribal Gaming Authority 144A	9.38	06/15/2015	4,050,000	2,247,750
Tunica-Biloxi Gaming Authority 144A	9.00	11/15/2015	6,260,000	6,197,400
Yonkers Racing Corporation 144A	11.38	07/15/2016	5,770,000	5,842,125
				32,164,025
Media : 8.18%
CCO Holdings LLC	6.50	04/30/2021	2,000,000	1,927,500
CCO Holdings LLC	7.00	01/15/2019	5,000,000	5,031,250
Cequel Communications Holdings 144A	8.63	11/15/2017	5,000,000	5,087,500
Cinemark USA Incorporated	8.63	06/15/2019	5,500,000	5,912,500
Clear Channel Communications Incorporated	9.00	03/01/2021	7,250,000	5,981,250
CSC Holdings LLC	8.63	02/15/2019	3,500,000	3,902,500
DISH DBS Corporation	6.75	06/01/2021	2,000,000	1,950,000
DISH DBS Corporation	7.88	09/01/2019	4,500,000	4,770,000
Insight Communications 144A	9.38	07/15/2018	4,000,000	4,525,000
LBI Media Incorporated 144A	9.25	04/15/2019	6,000,000	5,310,000
Regal Cinemas Corporation	8.63	07/15/2019	5,000,000	5,287,500
Sirius XM Radio Incorporated 144A	8.75	04/01/2015	3,500,000	3,797,500
Visant Corporation	10.00	10/01/2017	3,500,000	3,220,000
				56,702,500
Multiline Retail: 0.46%
Bon-Ton Department Stores Incorporated «	10.25	03/15/2014	5,000,000	3,212,500
Specialty Retail : 2.28%
Limited Brands Incorporated	6.63	04/01/2021	6,500,000	6,776,250
RadioShack Corporation	6.75	05/15/2019	4,500,000	3,881,250
Toys R Us Property Company I LLC	8.50	12/01/2017	5,000,000	5,112,500
				15,770,000

1

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Textiles, Apparel & Luxury Goods : 0.74%
Hanesbrands Incorporated	6.38%	12/15/2020	$3,000,000	$2,966,250
Hanesbrands Incorporated	8.00	12/15/2016	2,000,000	2,155,000
				5,121,250
Consumer Staples : 4.29%
Beverages: 0.58%
Constellation Brands Incorporated	7.25	09/01/2016	3,700,000	4,051,500
Food & Staples Retailing : 1.50%
Bumble Bee Acquisition Company 144A	9.00	12/15/2017	3,802,000	3,763,980
Clarke American Incorporated	9.50	05/15/2015	5,225,000	3,866,500
Pinnacle Foods Finance LLC	8.25	09/01/2017	2,700,000	2,747,250
				10,377,730
Food Products : 0.85%
Dean Foods Company	9.75	12/15/2018	1,500,000	1,575,000
TreeHouse Foods Incorporated	7.75	03/01/2018	4,000,000	4,285,000
				5,860,000
Personal Products: 0.07%
Sally Beauty Holdings Incorporated 144A	6.88	11/15/2019	500,000	511,250
Tobacco : 1.29%
Reynolds Group Holdings 144A	7.13	04/15/2019	4,500,000	4,398,750
Reynolds Group Holdings 144A	7.88	08/15/2019	1,000,000	1,005,000
Reynolds Group Holdings 144A	8.25	02/15/2021	2,000,000	1,700,000
Reynolds Group Holdings 144A	9.88	08/15/2019	2,000,000	1,830,000
				8,933,750
Energy : 13.79%
Oil, Gas & Consumable Fuels : 13.79%
Bill Barrett Corporation	7.63	10/01/2019	2,600,000	2,684,500
Bill Barrett Corporation	9.88	07/15/2016	5,000,000	5,475,000
BreitBurn Energy Partners LP	8.63	10/15/2020	4,000,000	4,015,000
Chesapeake Energy Corporation 144A	6.63	11/15/2019	4,000,000	3,945,000
Citgo Petroleum Corporation 144A	11.50	07/01/2017	4,000,000	4,520,000
Clayton Williams Energy 144A	7.75	04/01/2019	4,000,000	3,680,000
Coffeyville Resources Refining & Marketing LLC 144A	9.00	04/01/2015	1,575,000	1,677,375
Coffeyville Resources Refining & Marketing LLC 144A	10.88	04/01/2017	3,750,000	4,218,750
Comstock Resources Incorporated	8.38	10/15/2017	5,500,000	5,390,000
El Paso Corporation	6.50	09/15/2020	3,500,000	3,733,209
Energy Transfer Equity LP	7.50	10/15/2020	5,000,000	5,175,000
Energy XXI Gulf Coast Incorporated	9.25	12/15/2017	3,000,000	3,075,000
Holly Corporation	9.88	06/15/2017	3,250,000	3,566,875
James River Coal Company	7.88	04/01/2019	5,000,000	3,800,000
Kodiak Oil & Gas Corporation 144A	8.13	12/01/2019	4,000,000	4,060,000
Newfield Exploration Company	6.88	02/01/2020	4,950,000	5,197,500
Peabody Energy Corporation 144A	6.00	11/15/2018	1,000,000	998,750
Peabody Energy Corporation 144A	6.25	11/15/2021	3,000,000	3,022,500
Penn Virginia Corporation	10.38	06/15/2016	4,200,000	4,525,500
Plains Exploration & Production Company	8.63	10/15/2019	4,600,000	5,014,000
Quicksilver Resources Incorporated	11.75	01/01/2016	2,000,000	2,250,000
Regency Energy Partners	6.88	12/01/2018	6,000,000	6,270,000
Suburban Propane Partners LP	7.38	03/15/2020	3,250,000	3,355,625
Targa Resources Partners Incorporated 144A	6.88	02/01/2021	4,000,000	4,000,000

2

WELLS FARGO ADVANTAGE HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
White Pine Hydro Portfolio 144A(i)	7.26%	07/20/2015	$2,000,000	$1,937,600
				95,587,184
Financials : 9.28%
Commercial Banks : 2.34%
CIT Group Incorporated 144A	6.63	04/01/2018	1,500,000	1,518,750
CIT Group Incorporated 144A	7.00	05/02/2016	3,600,000	3,555,000
CIT Group Incorporated 144A	7.00	05/02/2017	8,000,000	7,880,000
Regions Bank	7.50	05/15/2018	3,350,000	3,216,000
				16,169,750
Consumer Finance : 5.32%
Discover Financial Services	10.25	07/15/2019	5,200,000	6,153,040
Ford Motor Credit Company LLC	5.00	05/15/2018	3,000,000	2,948,103
Ford Motor Credit Company LLC	5.88	08/02/2021	5,000,000	5,108,545
Ford Motor Credit Company LLC	6.63	08/15/2017	2,500,000	2,680,268
Ford Motor Credit Company LLC	8.00	12/15/2016	1,840,000	2,068,274
GMAC LLC	8.00	11/01/2031	3,500,000	3,325,000
International Lease Finance Corporation	6.25	05/15/2019	1,000,000	888,786
International Lease Finance Corporation	8.25	12/15/2020	5,500,000	5,472,500
SLM Corporation	8.00	03/25/2020	4,000,000	3,910,000
Sprint Capital Corporation	6.90	05/01/2019	2,600,000	2,008,500
Sprint Capital Corporation	8.75	03/15/2032	3,000,000	2,332,500
				36,895,516
Diversified Financial Services : 1.62%
ABI Escrow Corporation 144A	10.25	10/15/2018	2,758,000	2,999,325
Ally Financial Incorporated	6.25	12/01/2017	2,000,000	1,836,704
Ally Financial Incorporated	8.00	03/15/2020	5,500,000	5,424,375
UPCB Finance Limited 144A	7.25	11/15/2021	1,000,000	975,000
				11,235,404
Health Care : 8.34%
Health Care Equipment & Supplies : 2.19%
Accellent Incorporated	8.38	02/01/2017	4,000,000	3,740,000
Biomet Incorporated	11.63	10/15/2017	4,000,000	4,280,000
Fresenius Medical Care Holdings Incorporated	6.88	07/15/2017	3,000,000	3,180,000
Hanger Orthopedic Group	7.13	11/15/2018	4,000,000	4,005,000
				15,205,000
Health Care Providers & Services : 4.94%
Davita Incorporated	6.63	11/01/2020	4,000,000	3,930,000
HCA Incorporated	7.25	09/15/2020	4,550,000	4,675,125
HCA Incorporated	7.50	02/15/2022	1,000,000	985,000
HCA Incorporated	7.88	02/15/2020	2,000,000	2,105,000
HCA Incorporated	8.50	04/15/2019	1,000,000	1,080,000
Health Management Association 144A	7.38	01/15/2020	2,000,000	2,012,500
HealthSouth Corporation	8.13	02/15/2020	4,200,000	4,105,500
Iasis Healthcare Corporation 144A	8.38	05/15/2019	4,000,000	3,330,000
Lifepoint Hospitals Incorporated	6.63	10/01/2020	3,750,000	3,825,000
Tenet Healthcare Corporation 144A	6.25	11/01/2018	4,000,000	3,940,000
Vanguard Health Holdings Incorporated LLC	8.00	02/01/2018	4,500,000	4,275,000
				34,263,125

3

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Life Sciences Tools & Services: 0.59%
Community Health Systems Incorporated Series WI	8.88%	07/15/2015	$4,000,000	$4,110,000
Pharmaceuticals: 0.62%
Mylan Incorporated 144A	7.88	07/15/2020	4,000,000	4,260,000
Industrials : 10.93%
Aerospace & Defense : 1.38%
Esterline Technologies Corporation	7.00	08/01/2020	3,750,000	3,881,250
Hexcel Corporation	6.75	02/01/2015	872,000	883,990
Spirit AeroSystems Holdings Incorporated	7.50	10/01/2017	4,500,000	4,781,250
				9,546,490
Building Products: 0.63%
Griffon Corporation	7.13	04/01/2018	4,500,000	4,342,500
Commercial Services & Supplies : 1.71%
Deluxe Corporation 144A	7.00	03/15/2019	5,000,000	4,956,250
FTI Consulting Incorporated	7.75	10/01/2016	2,600,000	2,691,000
Iron Mountain Incorporated	7.75	10/01/2019	1,000,000	1,032,500
Iron Mountain Incorporated	8.38	08/15/2021	3,000,000	3,150,000
				11,829,750
Construction & Engineering: 0.56%
Great Lakes Dredge & Dock Company	7.38	02/01/2019	4,000,000	3,870,000
Electrical Equipment : 0.69%
Belden CDT Incorporated	7.00	03/15/2017	2,730,000	2,716,350
Belden CDT Incorporated	9.25	06/15/2019	2,000,000	2,100,000
				4,816,350
Machinery : 2.71%
Briggs & Stratton Corporation	6.88	12/15/2020	2,970,000	2,999,700
Dana Holding Corporation	6.75	02/15/2021	4,000,000	4,015,000
Dematic SAS 144A	8.75	05/01/2016	4,000,000	3,880,000
Manitowoc Company Incorporated	8.50	11/01/2020	4,000,000	4,080,000
RSC Equipment Rental Incorporated	8.25	02/01/2021	4,000,000	3,800,000
				18,774,700
Professional Services : 1.44%
Checkout Holdings Corporation 144A(z)	13.15	11/15/2015	3,000,000	1,485,000
FTI Consulting Incorporated	6.75	10/01/2020	3,300,000	3,328,875
Swift Services Holdings Incorporated	10.00	11/15/2018	5,000,000	5,200,000
				10,013,875
Trading Companies & Distributors : 1.56%
Aircastle Limited	9.75	08/01/2018	4,500,000	4,702,500
United Rentals North America Incorporated «	8.38	09/15/2020	6,250,000	6,156,250
				10,858,750
Transportation Infrastructure: 0.25%
CMA CGM 144A	8.50	04/15/2017	5,000,000	1,750,000

4

WELLS FARGO ADVANTAGE HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Information Technology : 1.79%
Internet Software & Services: 0.04%
Equinix Incorporated	7.00%	07/15/2021	$250,000	$257,810
IT Services: 0.53%
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	3,500,000	3,675,000
Semiconductors & Semiconductor Equipment : 1.22%
Freescale Semiconductor Incorporated	8.05	02/01/2020	3,500,000	3,167,500
Magnachip Semiconductor Limited	10.50	04/15/2018	5,175,000	5,291,438
				8,458,938
Materials : 5.28%
Chemicals : 1.55%
Ferro Corporation	7.88	08/15/2018	4,000,000	3,990,000
Nalco Company	8.25	05/15/2017	4,000,000	4,470,000
Polyone Corporation	7.38	09/15/2020	2,250,000	2,306,250
				10,766,250
Construction Materials: 0.37%
Headwaters Incorporated	7.63	04/01/2019	3,000,000	2,557,500
Containers & Packaging : 1.16%
Berry Plastics Corporation	9.75	01/15/2021	4,000,000	3,820,000
BWAY Corporation	10.00	06/15/2018	4,000,000	4,180,000
				8,000,000
Metals & Mining: 0.13%
FMG Resources Limited 144A	6.88	02/01/2018	1,000,000	917,500
Paper & Forest Products : 2.07%
Appleton Papers Incorporated 144A	10.50	06/15/2015	2,500,000	2,450,000
Appleton Papers Incorporated	11.25	12/15/2015	1,634,000	1,470,600
Boise Paper Holdings LLC	9.00	11/01/2017	3,750,000	4,031,250
Domtar Corporation	10.75	06/01/2017	3,065,000	3,854,238
P.H. Glatfelter Company	7.13	05/01/2016	2,485,000	2,565,763
				14,371,851
Telecommunication Services : 5.51%
Diversified Telecommunication Services : 3.66%
Cincinnati Bell Incorporated	8.38	10/15/2020	1,500,000	1,458,750
Cincinnati Bell Incorporated	8.75	03/15/2018	4,000,000	3,560,000
Frontier Communications Corporation	8.25	04/15/2017	4,000,000	3,895,000
Level 3 Communications Incorporated	11.88	02/01/2019	4,000,000	4,140,000
PAETEC Holding Corporation	9.88	12/01/2018	3,750,000	4,059,375
West Corporation	7.88	01/15/2019	2,000,000	2,000,000
West Corporation	8.63	10/01/2018	2,500,000	2,493,750
Windstream Corporation	7.50	04/01/2023	4,000,000	3,760,000
				25,366,875
Wireless Telecommunication Services : 1.85%
Cricket Communications Incorporated	7.75	10/15/2020	4,000,000	3,140,000

5

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Wireless Telecommunication Services (continued)
Intelsat Jackson Holdings Limited	8.50%	11/01/2019	$5,025,000	$5,125,500
MetroPCS Communications Incorporated	6.63	11/15/2020	3,015,000	2,630,588
Sprint Nextel Corporation	6.00	12/01/2016	2,425,000	1,933,938
				12,830,026
Utilities : 3.78%
Electric Utilities : 2.04%
Dolphin Subsidiary II Incorporated 144A	7.25	10/15/2021	5,000,000	5,262,500
Energy Future Holdings Corporation	10.00	01/15/2020	4,000,000	4,100,000
Mirant Americas Generation LLC	8.50	10/01/2021	5,200,000	4,784,000
				14,146,500
Independent Power Producers & Energy Traders : 1.74%
Calpine Corporation 144A	7.50	02/15/2021	4,000,000	4,080,000
Calpine Corporation 144A	7.88	01/15/2023	2,000,000	2,065,000
NRG Energy Incorporated	8.50	06/15/2019	4,000,000	3,980,000
RRI Energy Incorporated	7.88	06/15/2017	2,000,000	1,930,000
				12,055,000
Total Corporate Bonds and Notes (Cost $596,030,088)				586,661,174
Municipal Bonds and Notes: 0.47%
Florida : 0.47%
Florida State Development Financial Corporation (Resource Recovery Revenue) §	8.00	12/15/2018	3,180,000	3,251,677
Total Municipal Bonds and Notes (Cost $3,180,000)				3,251,677
Term Loans: 3.03%
Chrysler Group LLC	6.00	05/24/2017	5,985,000	5,513,681
Dynegy Holdings Incorporated (s)	9.25	08/04/2016	2,000,000	2,014,440
Dynegy Holdings Incorporated (s)	9.25	08/04/2016	1,000,000	998,210
Goodman Global Holdings Incorporated	9.00	10/30/2017	3,272,727	3,271,353
Goodyear Tire & Rubber Company	1.93	04/30/2014	450,000	430,502
Harrah’s Entertainment Corporation	3.36	01/28/2015	10,000,000	8,531,300
HCA Incorporated	2.62	11/18/2013	251,131	246,345
Total Term Loans (Cost $22,385,494)				21,005,831

		Expiration Date	Shares
Warrants: 0.00%
Information Technology : 0.00%
IT Services: 0.00%
Muzak Holdings LLC (a)†		02/01/2015	7,195	2,302
Total Warrants (Cost $0)				2,302

6

WELLS FARGO ADVANTAGE HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Yankee Corporate Bonds and Notes: 5.04%
Consumer Discretionary : 0.47%
Automobiles: 0.47%
Jaguar Land Rover plc 144A	8.13%	05/15/2021	$3,500,000	$3,307,500
Financials : 1.34%
Consumer Finance : 1.34%
National Money Mart Company	10.83	12/15/2016	5,500,000	5,843,750
Wind Acquisition Finance SA 144A	12.25	07/15/2017	4,464,905	3,437,977
				9,281,727
Information Technology : 0.56%
Semiconductors & Semiconductor Equipment: 0.56%
Sensata Technologies BV 144A	6.50	05/15/2019	4,000,000	3,880,000
Materials : 2.15%
Chemicals : 1.15%
Ineos Group Holdings plc 144A	8.50	02/15/2016	4,490,000	3,502,200
Rhodia SA 144A	6.88	09/15/2020	4,000,000	4,470,000
				7,972,200
Metals & Mining: 0.50%
FMG Resources Limited 144A	7.00	11/01/2015	3,600,000	3,483,000
Paper & Forest Products: 0.50%
Sappi Papier Holding 144A	6.63	04/15/2021	4,000,000	3,440,000
Telecommunication Services : 0.52%
Wireless Telecommunication Services: 0.52%
Intelsat Limited	12.50	02/04/2017	3,916,796	3,593,660
Total Yankee Corporate Bonds and Notes (Cost $38,093,994)				34,958,087
Other : 0.15%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			1,131,312	406,141
VFNC Corporation, Pass-Through Entity 0.26% 144A(a)(i)(v)±			1,329,279	651,347
Total Other (Cost $443,875)				1,057,488

	Yield		Shares
Short-Term Investments: 5.45%
Investment Companies : 5.45%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.05		28,903,934	28,903,934

7

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH INCOME FUND

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.17%	8,885,035	$8,885,035
Total Short-Term Investments (Cost $37,788,969)				37,788,969
Total Investments in Securities (Cost $697,922,420)*	98.78%			684,725,528
Other Assets and Liabilities, Net	1.22			8,461,652

Total Net Assets	100.00%			$693,187,180

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security.
«	All or a portion of this security is on loan.
(z)	Zero coupon security. Rate represents yield to maturity.
§	These securities are subject to a demand feature which reduces the effective maturity.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
†	Non-income earning security.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $697,922,420 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,020,292
Gross unrealized depreciation	(29,217,184)

Net unrealized depreciation	$(13,196,892)

8

WELLS FARGO ADVANTAGE HIGH INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage High Income Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate bonds and notes	$0	$586,661,174	$0	$586,661,174
Municipal bonds and notes	0	3,251,677	0	3,251,677
Term loans	0	21,005,831	0	21,005,831
Equity securities
Warrants	0	0	2,302	2,302
Yankee corporate bonds and notes	0	34,958,087	0	34,958,087
Other	0	0	1,057,488	1,057,488
Short-term investments
Investment companies	28,903,934	8,885,035		37,788,969

	$28,903,934	$654,761,804	$1,059,789	$684,725,528

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Term Loans	Warrants	Other	Total
Balance as of August 31, 2011	$4,020,000	$2,302	$1,179,824	$5,202,126
Accrued discounts (premiums)	(3,769)	0	0	(3,769)
Realized gains (losses)	(20,111)	0	0	(20,111)
Change in unrealized gains (losses)	2,506	0	(59,573)	(57,068)
Purchases	0	0	0	0
Sales	(727,273)	0	(62,763)	(790,036)
Transfers into Level 3		0	0	0
Transfers out of Level 3	(3,271,353)	0	0	(3,271,353)

Balance as of November 30, 2011	$0	$2,302	$1,057,488	$1,059,789

Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$0	$0	$(91,918)	$(91,918)

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name			Shares	Value
Common Stocks: 0.09%
Consumer Discretionary : 0.00%
Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated †(a)			1,840	$0
Telecommunication Services : 0.09%
Diversified Telecommunication Services: 0.09%
Fairpoint Communications Incorporated †			70,879	336,676
Total Common Stocks (Cost $1,573,931)				336,676

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 77.33%
Consumer Discretionary : 18.75%
Auto Components : 1.68%
Allison Transmission Incorporated 144A	7.13%	05/15/2019	$2,250,000	2,120,625
Cooper Tire & Rubber Company	7.63	03/15/2027	1,935,000	1,809,225
Cooper Tire & Rubber Company	8.00	12/15/2019	450,000	465,750
Goodyear Tire & Rubber Company	10.50	05/15/2016	1,918,000	2,105,005
				6,500,605
Diversified Consumer Services : 2.74%
Carriage Services Incorporated	7.88	01/15/2015	1,715,000	1,715,000
Mac-Gray Corporation	7.63	08/15/2015	1,717,000	1,751,340
Service Corporation International	7.00	05/15/2019	515,000	534,313
Service Corporation International	7.50	04/01/2027	4,080,000	3,906,600
Service Corporation International	7.63	10/01/2018	450,000	493,875
Service Corporation International	8.00	11/15/2021	525,000	574,875
Service Corporation International Series WI	7.00	06/15/2017	1,500,000	1,605,000
				10,581,003
Hotels, Restaurants & Leisure : 4.59%
Ameristar Casinos Incorporated	7.50	04/15/2021	1,475,000	1,475,000
Citycenter Holdings LLC 144A	7.63	01/15/2016	175,000	173,250
Citycenter Holdings LLC 144A¥	11.50	01/15/2017	1,055,583	1,045,027
Dineequity Incorporated	9.50	10/30/2018	3,250,000	3,363,750
FelCor Lodging LP	6.75	06/01/2019	1,350,000	1,255,500
Greektown Superholdings Incorporated	13.00	07/01/2015	5,800,000	5,945,000
NAI Entertainment Holdings LLC 144A	8.25	12/15/2017	2,150,000	2,241,375
Speedway Motorsports Incorporated	6.75	02/01/2019	225,000	223,875
Yonkers Racing Corporation 144A	11.38	07/15/2016	1,986,000	2,010,825
				17,733,602
Household Durables: 0.12%
American Greetings Corporation	7.38	12/01/2021	450,000	455,063
Media : 8.24%
Barrington Broadcasting Group LLC	10.50	08/15/2014	160,000	164,000
Cablevision Systems Corporation	8.63	09/15/2017	900,000	940,500
CCH II Capital Corporation	13.50	11/30/2016	4,689,383	5,404,514
CCO Holdings LLC	8.13	04/30/2020	560,000	590,800
Charter Communications Incorporated 144A	10.88	09/15/2014	1,700,000	1,827,500
Cinemark USA Incorporated	7.38	06/15/2021	775,000	773,063
Cinemark USA Incorporated	8.63	06/15/2019	3,350,000	3,601,250

1

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Media (continued)
CSC Holdings LLC	7.88%	02/15/2018	$300,000	327,000
CSC Holdings LLC	8.50	04/15/2014	125,000	138,594
DISH DBS Corporation	7.88	09/01/2019	1,070,000	1,134,200
EchoStar DBS Corporation	6.63	10/01/2014	675,000	699,469
EchoStar DBS Corporation	7.75	05/31/2015	2,075,000	2,189,125
Gray Television Incorporated	10.50	06/29/2015	2,600,000	2,418,000
Lamar Media Corporation	7.88	04/15/2018	925,000	955,063
Lamar Media Corporation Series C	9.75	04/01/2014	1,945,000	2,124,913
LIN Television Corporation	8.38	04/15/2018	525,000	530,250
Nexstar Mission Broadcasting Incorporated	8.88	04/15/2017	300,000	303,000
Regal Cinemas Corporation	8.63	07/15/2019	4,450,000	4,705,875
Regal Entertainment Group	9.13	08/15/2018	550,000	574,750
Salem Communications Corporation	9.63	12/15/2016	2,299,000	2,402,455
				31,804,321
Specialty Retail : 1.38%
Gap Incorporated	5.95	04/12/2021	600,000	567,047
Limited Brands Incorporated	6.63	04/01/2021	300,000	312,750
RadioShack Corporation	6.75	05/15/2019	875,000	754,688
Rent A Center Incorporated	6.63	11/15/2020	400,000	400,000
Toys R Us Property Company LLC	8.50	12/01/2017	1,300,000	1,329,250
Toys R Us Property Company LLC	10.75	07/15/2017	1,825,000	1,966,438
				5,330,173
Consumer Staples : 0.19%
Food Products : 0.19%
B&G Foods Incorporated	7.63	01/15/2018	575,000	597,281
Darling International Incorporated	8.50	12/15/2018	125,000	137,500
				734,781
Energy : 14.23%
Energy Equipment & Services : 3.04%
Bristow Group Incorporated	7.50	09/15/2017	965,000	993,950
Dresser Rand Group Incorporated 144A	6.50	05/01/2021	1,025,000	1,007,063
Gulfmark Offshore Incorporated	7.75	07/15/2014	1,565,000	1,565,000
Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	2,300,000	2,311,500
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	1,435,000	1,463,700
Oil States International Incorporated	6.50	06/01/2019	1,225,000	1,231,125
PHI Incorporated	8.63	10/15/2018	3,250,000	3,176,875
				11,749,213
Oil, Gas & Consumable Fuels : 11.19%
Arch Coal Incorporated	8.75	08/01/2016	1,020,000	1,114,350
Coffeyville Resources Incorporated LLC 144A	9.00	04/01/2015	2,025,000	2,156,625
Coffeyville Resources Incorporated LLC 144A	10.88	04/01/2017	2,075,000	2,334,375
Consol Energy Incorporated	8.25	04/01/2020	845,000	908,375
Denbury Resources Incorporated	6.38	08/15/2021	350,000	357,000
Denbury Resources Incorporated	8.25	02/15/2020	200,000	217,250
Denbury Resources Incorporated	9.75	03/01/2016	225,000	248,063
El Paso Corporation	6.50	09/15/2020	915,000	975,967
El Paso Corporation	7.00	06/15/2017	2,375,000	2,580,428
El Paso Corporation	7.25	06/01/2018	4,010,000	4,347,702
El Paso Corporation	7.42	02/15/2037	760,000	843,600
El Paso Corporation	8.25	02/15/2016	850,000	969,000
Energy Transfer Equity LP	7.50	10/15/2020	3,475,000	3,596,625

2

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Ferrellgas Partners LP	9.13%	10/01/2017	$3,420,000	3,522,600
Forest Oil Corporation	7.25	06/15/2019	1,315,000	1,301,850
Forest Oil Corporation	8.50	02/15/2014	560,000	602,000
Holly Corporation	9.88	06/15/2017	1,870,000	2,052,325
Inergy LP	6.88	08/01/2021	575,000	546,250
Inergy LP	7.00	10/01/2018	525,000	514,500
Overseas Shipholding Group	7.50	02/15/2024	200,000	117,000
Peabody Energy Corporation	7.88	11/01/2026	1,060,000	1,134,200
Regency Energy Partners	6.88	12/01/2018	250,000	261,250
Sabine Pass LNG LP	7.25	11/30/2013	2,600,000	2,574,000
Sabine Pass LNG LP	7.50	11/30/2016	5,850,000	5,798,813
Suburban Propane Partners LP	7.38	03/15/2020	2,550,000	2,632,875
Susser Holdings LLC	8.50	05/15/2016	1,375,000	1,474,688
				43,181,711
Financials : 19.78%
Capital Markets: 0.27%
Oppenheimer Holdings Incorporated	8.75	04/15/2018	1,100,000	1,018,875
Commercial Banks: 0.71%
Emigrant Bancorp Incorporated 144A(i)	6.25	06/15/2014	3,050,000	2,732,739
Consumer Finance : 12.14%
American General Finance Corporation	5.40	12/01/2015	300,000	204,750
American General Finance Corporation	5.75	09/15/2016	925,000	612,813
Calpine Construction Finance Corporation 144A	7.25	10/15/2017	3,350,000	3,417,000
Calpine Construction Finance Corporation 144A	8.00	06/01/2016	1,700,000	1,806,250
CDW Finance LLC	12.54	10/12/2017	275,000	272,250
CIT Group Incorporated 144A	5.25	04/01/2014	750,000	735,000
CIT Group Incorporated 144A	7.00	05/04/2015	2,100,000	2,086,875
CIT Group Incorporated	7.00	05/01/2016	4,225,000	4,180,638
CIT Group Incorporated	7.00	05/01/2017	3,825,000	3,786,750
Ford Motor Credit Company LLC	6.63	08/15/2017	900,000	964,896
Ford Motor Credit Company LLC	8.00	12/15/2016	1,500,000	1,686,093
Fresenius Medical Care US Finance Incorporated	6.88	07/15/2017	525,000	556,500
General Motors Finance Company 144A	6.75	06/01/2018	1,200,000	1,195,362
GMAC LLC	7.50	12/31/2013	2,430,000	2,457,338
GMAC LLC	8.00	11/01/2031	525,000	498,750
Homer City Funding LLC	8.73	10/01/2026	337,200	288,306
International Lease Finance Corporation	6.38	03/25/2013	515,000	509,850
International Lease Finance Corporation 144A	6.50	09/01/2014	125,000	126,250
International Lease Finance Corporation 144A	6.75	09/01/2016	125,000	125,625
International Lease Finance Corporation 144A	7.13	09/01/2018	1,200,000	1,224,000
International Lease Finance Corporation	8.63	09/15/2015	1,015,000	1,012,463
Local TV Finance LLC 144A	9.25	06/15/2015	800,000	752,000
Nielson Finance LLC	7.75	10/15/2018	6,115,000	6,466,613
Springleaf Finance Corporation	6.90	12/15/2017	4,875,000	3,278,438
Sprint Capital Corporation	6.88	11/15/2028	6,057,000	4,224,758
Sprint Capital Corporation	8.75	03/15/2032	5,675,000	4,412,313
				46,881,881
Diversified Financial Services : 3.59%
Ally Financial Incorporated	8.30	02/12/2015	300,000	303,750
Interactive Data Corporation	10.25	08/01/2018	1,250,000	1,337,500
NCO Group Incorporated	11.88	11/15/2014	2,650,000	2,626,813
NSG Holdings LLC/NSG Holdings Incorporated 144A(i)	7.75	12/15/2025	900,000	891,000
Nuveen Investments Incorporated	5.50	09/15/2015	7,800,000	6,532,500
Nuveen Investments Incorporated	10.50	11/15/2015	1,575,000	1,504,125
Nuveen Investments Incorporated 144A	10.50	11/15/2015	450,000	425,250

3

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services (continued)
USI Holdings Corporation 144A	9.75%	05/15/2015	$250,000	236,250
				13,857,188
Insurance: 0.79%
HUB International Holdings Incorporated 144A	10.25	06/15/2015	3,150,000	3,047,625
REIT : 2.28%
Dupont Fabros Technology Incorporated	8.50	12/15/2017	3,895,000	4,109,225
MPT Operating Partnership LP	6.88	05/01/2021	1,625,000	1,608,750
Omega Healthcare Investors Incorporated	6.75	10/15/2022	2,200,000	2,167,000
Ventas Incorporated	9.00	05/01/2012	909,000	930,731
				8,815,706
Health Care : 5.00%
Health Care Equipment & Supplies : 0.93%
Biomet Incorporated ¥	10.38	10/15/2017	515,000	552,338
Biomet Incorporated	11.63	10/15/2017	2,645,000	2,830,150
Fresenius Medical Care Incorporated 144A	5.75	02/15/2021	225,000	220,500
				3,602,988
Health Care Providers & Services : 3.75%
AvivHealthcare Incorporated	7.75	02/15/2019	1,150,000	1,086,750
Centene Corporation	5.75	06/01/2017	975,000	950,625
Community Health Systems Incorporated Series WI	8.88	07/15/2015	1,253,000	1,287,458
Emergency Medical Services Corporation	8.13	06/01/2019	425,000	417,563
HCA Incorporated	6.50	02/15/2020	2,050,000	2,039,750
HCA Incorporated	7.25	09/15/2020	1,000,000	1,027,500
HCA Incorporated	7.50	02/15/2022	325,000	320,125
HCA Incorporated	8.50	04/15/2019	175,000	189,000
Health Management Association 144A	7.38	01/15/2020	225,000	226,406
Health Management plc	6.13	04/15/2016	2,000,000	2,035,000
HealthSouth Corporation	7.25	10/01/2018	450,000	438,188
HealthSouth Corporation	7.75	09/15/2022	450,000	436,500
Sabra Health Care LP	8.13	11/01/2018	1,875,000	1,839,844
United Surgical Partners International Incorporated	8.88	05/01/2017	2,190,000	2,173,575
				14,468,284
Pharmaceuticals : 0.32%
Mylan Incorporated 144A	6.00	11/15/2018	750,000	748,125
Mylan Incorporated 144A	7.63	07/15/2017	100,000	106,250
Mylan Incorporated 144A	7.88	07/15/2020	350,000	372,750
				1,227,125
Industrials : 3.13%
Aerospace & Defense: 0.08%
TransDigm Group Incorporated	7.75	12/15/2018	300,000	309,000
Building Products: 0.09%
Griffon Corporation	7.13	04/01/2018	375,000	361,875
Commercial Services & Supplies : 1.89%
Corrections Corporation of America	7.75	06/01/2017	1,445,000	1,567,825
Geo Group Incorporated	7.75	10/15/2017	1,705,000	1,794,513

4

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Services & Supplies (continued)
Iron Mountain Incorporated	8.00%	06/15/2020	$1,400,000	1,435,000
Iron Mountain Incorporated	8.38	08/15/2021	1,440,000	1,512,000
KAR Holdings Incorporated ±	4.43	05/01/2014	1,025,000	986,563
				7,295,901
Machinery : 0.25%
Columbus McKinnon Corporation	7.88	02/01/2019	525,000	530,250
Titan International Incorporated	7.88	10/01/2017	400,000	415,500
				945,750
Marine: 0.26%
Hornbeck Offshore Services Company	1.63	11/15/2026	975,000	984,750
Road & Rail : 0.56%
Kansas City Southern	13.00	12/15/2013	239,000	270,668
RailAmerica Incorporated	9.25	07/01/2017	1,750,000	1,907,500
				2,178,168
Information Technology : 4.53%
Communications Equipment : 0.49%
Allbritton Communications Company	8.00	05/15/2018	1,275,000	1,211,250
Avaya Incorporated	9.75	11/01/2015	875,000	684,688
				1,895,938
Internet Software & Services : 0.37%
Equinix Incorporated	7.00	07/15/2021	75,000	77,344
Equinix Incorporated	8.13	03/01/2018	1,270,000	1,352,550
				1,429,894
IT Services : 3.67%
Audatex North American Incorporated 144A	6.75	06/15/2018	175,000	176,313
Fidelity National Information Services	7.63	07/15/2017	829,000	878,740
Fidelity National Information Services	7.88	07/15/2020	774,000	820,440
First Data Corporation	11.25	03/31/2016	3,175,000	2,587,625
SunGard Data Systems Incorporated	4.88	01/15/2014	857,000	852,715
SunGard Data Systems Incorporated	7.38	11/15/2018	550,000	541,750
SunGard Data Systems Incorporated	7.63	11/15/2020	100,000	99,000
SunGard Data Systems Incorporated	10.25	08/15/2015	5,850,000	6,025,500
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	2,075,000	2,178,750
				14,160,833
Materials : 2.01%
Chemicals: 0.27%
Celanese US Holdings LLC	6.63	10/15/2018	1,000,000	1,045,000
Containers & Packaging : 1.73%
Ball Corporation	5.75	05/15/2021	275,000	280,500
Crown Americas LLC	7.63	05/15/2017	500,000	546,250
Crown Holdings Incorporated	7.50	12/15/2096	525,000	414,750
Graham Packaging Company Incorporated	9.88	10/15/2014	3,570,000	3,614,625
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	1,702,000	1,838,160
				6,694,285

5

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Metals & Mining: 0.01%
Indalex Holdings Corporation (s)	11.50%	02/01/2014	$3,285,000	32,850
Telecommunication Services : 6.04%
Diversified Telecommunication Services : 1.14%
GCI Incorporated	6.75	06/01/2021	625,000	598,438
GCI Incorporated	8.63	11/15/2019	2,485,000	2,596,825
Qwest Corporation	7.63	08/03/2021	270,000	258,525
SBA Telecommunications Incorporated	8.00	08/15/2016	815,000	872,050
SBA Telecommunications Incorporated	8.25	08/15/2019	75,000	80,719
				4,406,557
Wireless Telecommunication Services : 4.90%
CC Holdings V LLC 144A	7.75	05/01/2017	2,350,000	2,532,125
Cricket Communications Incorporated	7.75	10/15/2020	450,000	353,250
Cricket Communications Incorporated Series I	7.75	05/15/2016	4,755,000	4,743,113
Crown Castle International Corporation	7.13	11/01/2019	1,500,000	1,608,750
Crown Castle International Corporation	9.00	01/15/2015	900,000	978,750
iPCS Incorporated ¥	3.68	05/01/2014	1,764,503	1,502,033
MetroPCS Communications Incorporated	6.63	11/15/2020	1,975,000	1,723,188
MetroPCS Communications Incorporated	7.88	09/01/2018	1,075,000	1,037,375
Sprint Nextel Corporation 144A	11.50	11/15/2021	525,000	494,813
Syniverse Holdings Incorporated	9.13	01/15/2019	3,850,000	3,946,250
				18,919,647
Utilities : 3.67%
Electric Utilities : 1.89%
Dolphin Subsidiary II Incorporated 144A	7.25	10/15/2021	3,775,000	3,973,188
Energy Future Holdings Corporpation ¥	12.00	11/01/2017	581,454	476,792
Ipalco Enterprises Incorporated 144A	5.00	05/01/2018	900,000	854,774
Ipalco Enterprises Incorporated 144A	7.25	04/01/2016	20,000	21,000
Otter Tail Corporation	9.00	12/15/2016	1,815,000	1,951,125
				7,276,879
Gas Utilities : 0.45%
AmeriGas Partners LP	6.25	08/20/2019	1,350,000	1,309,500
AmeriGas Partners LP	6.50	05/20/2021	450,000	436,500
				1,746,000
Independent Power Producers & Energy Traders : 1.33%
NRG Energy Incorporated «	7.38	01/15/2017	4,500,000	4,680,000
RRI Energy Incorporated	9.68	07/02/2026	460,000	450,800
				5,130,800
Total Corporate Bonds and Notes (Cost $301,148,620)				298,537,010
Non-Agency Mortgage Backed Securities: 2.06%
American Home Mortgage Assets Series 2006 Class 1A1 ±	1.18	09/25/2046	4,286,567	1,922,564
American Home Mortgage Assets Series 2006 Class 1A1	5.47	01/15/2045	1,280,000	1,303,926
Banc of America Commercial Mortgage Incorporated Series 2006 Class AM ±	6.07	07/10/2044	1,515,000	1,440,262
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	6.07	07/10/2038	2,040,000	2,023,955

6

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Lehman XS Trust Series 2006-18N Class A5A ±(i)	0.43%	12/25/2036	$3,731,897	1,276,231
Total Non-Agency Mortgage Backed Securities (Cost $9,264,931)				7,966,938

	Dividend Yield		Shares
Preferred Stocks: 0.13%
Financials : 0.13%
Consumer Finance: 0.13%
GMAC Capital Trust	8.13		26,000	494,000
Total Preferred Stocks (Cost $650,000)				494,000

	Interest Rate		Principal
Term Loans: 14.23%
Advantage Sales & Marketing Incorporated	7.75	06/18/2018	475,000	451,488
Allison Transmission Incorporated	2.50	08/07/2014	1,909,570	1,839,756
Arrowhead General Insurance Agency Incorporated	5.75	03/03/2017	597,000	585,060
Capital Automotive LP	3.50	03/10/2017	3,204,242	3,118,144
CCM Merger Incorporated	5.00	03/01/2017	3,181,231	3,153,395
Coinmach Corporation	3.00	11/20/2014	3,185,726	2,832,111
Community Health Systems Incorporated	2.25	07/25/2014	2,639,520	2,544,656
Community Health Systems Incorporated	2.25	07/25/2014	135,683	130,807
Fairpoint Communications Incorporated	4.50	01/22/2016	3,550,736	2,811,544
Federal Mogul Corporation	1.94	12/29/2014	2,843,477	2,624,899
Federal Mogul Corporation	1.94	12/28/2015	1,450,754	1,339,234
First Data Corporation	2.75	09/24/2014	1,742,926	1,543,117
First Data Corporation	2.75	09/24/2014	1,392,761	1,233,095
First Data Corporation	2.75	09/24/2014	2,600,651	2,302,512
Goodyear Tire & Rubber Company	1.50	04/30/2014	1,875,000	1,793,756
Gray Television Incorporated	3.50	12/31/2014	1,900,266	1,855,135
HCA Incorporated	2.50	05/01/2016	2,925,000	2,756,198
HHI Holdings Limited	5.50	03/21/2017	398,000	391,035
HMSC Corporation	5.50	10/03/2014	677,829	372,806
Level 3 Financing Incorporated	2.25	03/13/2014	1,000,000	938,750
Local TV Finance LLC	2.00	05/07/2013	2,796,494	2,700,378
LPL Holdings Incorporated	1.75	06/28/2013	1,771,652	1,751,721
Merisant Company(i)	4.50	01/08/2014	1,006,987	989,365
Mission Broadcasting Incorporated	4.00	09/30/2016	77,934	76,960
Newsday LLC	10.50	08/01/2013	2,825,000	2,906,219
Nexstar Broadcasting Incorporated	4.00	09/30/2016	121,898	120,375
Springleaf Finance Corporation	4.25	05/05/2017	700,000	606,816
SunGard Data Systems Incorporated	1.75	02/28/2014	625,933	612,475
The Geo Group Incorporated	2.75	06/22/2017	320,938	318,530
TXU Energy Company LLC	3.50	10/10/2014	13,192,978	9,564,909
TXU Energy Company LLC	4.50	10/10/2017	275,000	179,050
Web Services	5.00	08/28/2014	494,517	487,925
Total Term Loans (Cost $57,769,950)				54,932,221
Yankee Corporate Bonds and Notes: 4.32%
Consumer Discretionary : 0.66%
Media : 0.66%
Videotron Limited	6.38	12/15/2015	380,000	384,750
Videotron Limited	6.88	01/15/2014	431,000	432,616
Videotron Limited	9.13	04/15/2018	1,585,000	1,739,538
				2,556,904

7

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Energy : 0.07%
Oil, Gas & Consumable Fuels: 0.07%
Griffin Coal Mining Company Limited (s)		9.50%	12/01/2016	$368,545	280,555
Financials : 0.00%
Diversified Financial Services: 0.00%
Preferred Term Securities XII Limited (s)(i)		1.26	12/24/2033	720,000	216
Information Technology : 0.50%
Computers & Peripherals : 0.50%
Seagate HDD Cayman		6.88	05/01/2020	400,000	406,000
Seagate Technology Holdings		6.80	10/01/2016	650,000	669,500
Seagate Technology Holdings 144A		7.00	11/01/2021	350,000	350,000
Seagate Technology Holdings 144A		7.75	12/15/2018	500,000	515,000
					1,940,500
Materials : 0.88%
Metals & Mining : 0.88%
Novelis Incorporated		7.25	02/15/2015	990,000	985,050
Novelis Incorporated		8.38	12/15/2017	550,000	572,000
Novelis Incorporated		8.75	12/15/2020	1,725,000	1,819,875
					3,376,925
Telecommunication Services : 2.21%
Wireless Telecommunication Services : 2.21%
Intelsat Limited 144A		7.25	04/01/2019	400,000	390,000
Intelsat Limited 144A		7.25	10/15/2020	925,000	881,063
Intelsat Limited 144A		7.50	04/01/2021	550,000	522,500
Intelsat Limited		8.50	11/01/2019	1,100,000	1,122,000
Intelsat Limited		9.50	06/15/2016	2,214,000	2,308,095
Intelsat Limited		11.25	06/15/2016	2,025,000	2,106,000
Telesat Canada Incorporated		11.00	11/01/2015	1,125,000	1,200,921
					8,530,579
Total Yankee Corporate Bonds and Notes (Cost $16,593,133)					16,685,679

		Yield		Shares
Short-Term Investments: 0.85%
Investment Companies : 0.85%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.05		1,150,610	1,150,610
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)		0.17		2,158,200	2,158,200
Total Short-Term Investments (Cost $3,308,810)					3,308,810
Total Investments in Securities (Cost $390,309,375)*	99.01%				382,261,334
Other Assets and Liabilities, Net	0.99				3,803,528

Total Net Assets	100.00%				$386,064,862

†	Non-income earning security.

8

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

(a)      Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A  Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¥       A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

±         Variable rate investment.

(s)       Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

«          All or a portion of this security is on loan.

(l)       Investment in an affiliate.

(u)      Rate shown is the 7-day annualized yield at period end.

(v)       Security represents investment of cash collateral received from securities on loan.

*          Cost for federal income tax purposes is $389,255,272 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,934,315
Gross unrealized depreciation	(15,928,253)

Net unrealized depreciation	$(6,993,938)

9

WELLS FARGO ADVANTAGE High Yield Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage High Yield Bond Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of November 30, 2011, the Fund had no unfunded loan commitments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$336,676	$0	$0	$336,676
Preferred stocks	0	494,000	0	494,000
Corporate bonds and notes	0	298,086,210	450,800	298,537,010
Non-agency mortgage backed securities	0	7,966,938	0	7,966,938
Term loans	0	50,746,296	4,185,925	54,932,221
Yankee corporate bonds and notes	0	16,685,463	216	16,685,679
Short-term investments
Investment companies	1,150,610	2,158,200	0	3,308,810

	$1,487,286	$376,137,107	$4,636,941	$382,261,334

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value

	Corporate bond and notes	Term loans	Yankee corporate bonds and notes	Total
Balance as of August 31, 2011	$462,300	$15,291,680	$216	15,754,196
Accrued discounts (premiums)	(220)	70,202	0	69,982
Realized gains (losses)	0	3,885	0	3,885
Change in unrealized gains (losses)	(11,280)	199,974	0	188,694
Purchases	0	0	0	0
Sales	0	(1,014,130)	0	(1,014,130)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	(10,365,686)	0	(10,365,686)

Balance as of November 30, 2011	$450,800	$4,185,925	$216	$4,636,941

Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(11,280)	$(68,411)	$216	$(79,691)

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 32.71%
FHLMC ±	2.10%	01/01/2036	$114,443	$119,528
FHLMC %%	4.00	01/15/2041	6,310,000	6,558,456
FHLMC	5.00	06/01/2040	2,369,366	2,534,640
FHLMC	5.00	08/01/2040	1,406,365	1,504,466
FHLMC	5.50	11/01/2023	1,310,259	1,418,969
FHLMC	5.50	09/01/2038	11,170,001	12,067,590
FHLMC	5.50	06/01/2040	3,259,158	3,520,036
FHLMC	7.50	05/01/2038	36,702	42,265
FHLMC	8.00	02/01/2030	992	1,177
FHLMC	14.00	09/01/2012	153	154
FHLMC Series 2736 Class BC	5.00	12/15/2029	374,233	378,546
FHLMC Series M009 Class A(i)	5.40	10/15/2021	1,179,428	1,267,672
FHLMC Series T-42 Class A5	7.50	02/25/2042	3,243,430	3,869,440
FHLMC Structured Pass-Through Securities Series T-57 Class 2A1 ±	3.58	07/25/2043	100,114	102,362
FHLMC Structured Pass-Through Securities Series T-59 Class 2A1 ±	3.26	10/25/2043	89,895	93,466
FNMA ±	2.48	09/01/2036	104,495	110,259
FNMA ±	2.51	08/01/2036	149,408	157,985
FNMA ±	2.52	01/01/2036	332,486	348,213
FNMA	3.50	02/01/2026	3,454,861	3,593,248
FNMA %%	3.50	11/25/2041	6,605,000	6,728,844
FNMA	4.00	09/01/2024	362,431	380,847
FNMA	4.00	07/01/2040	19,724,826	20,570,904
FNMA %%	4.00	01/15/2041	12,850,000	13,378,055
FNMA %%	4.00	03/25/2025	2,600,000	2,729,188
FNMA	4.26	04/01/2021	2,978,915	3,260,007
FNMA	4.39	01/01/2020	1,608,895	1,770,383
FNMA	4.46	05/01/2020	1,934,812	2,138,257
FNMA	4.50	09/01/2040	11,457,732	12,122,178
FNMA	4.50	09/01/2040	4,061,613	4,297,150
FNMA %%	4.50	12/01/2041	6,620,000	6,996,513
FNMA %%	4.50	02/25/2022	3,240,000	3,444,019
FNMA	5.00	01/01/2024	1,045,768	1,124,423
FNMA	5.00	02/01/2036	229,454	246,811
FNMA	5.00	06/01/2040	5,163,165	5,556,165
FNMA	5.00	08/01/2040	14,211,985	15,293,745
FNMA %%	5.00	09/25/2037	3,416,000	3,671,133
FNMA	5.50	08/01/2034	717,991	783,284
FNMA	5.50	02/01/2035	221,900	242,079
FNMA	5.50	08/01/2038	2,377,413	2,606,982
FNMA	5.50	08/01/2038	4,011,787	4,399,175
FNMA	6.00	10/01/2037	4,766,874	5,231,751
FNMA	6.00	11/01/2037	419,487	460,396
FNMA	6.00	08/01/2038	591,362	648,848
FNMA %%	6.00	07/25/2036	7,665,000	8,401,559
FNMA	6.03	03/01/2012	600,321	604,195
FNMA	6.06	06/01/2012	240,000	240,004
FNMA	6.50	07/01/2036	168,628	188,613
FNMA	6.50	07/01/2036	108,918	122,246
FNMA	6.50	11/01/2036	59,197	66,139
FNMA	6.50	07/01/2037	5,902,713	6,593,646
FNMA	7.00	03/01/2024	3,392,479	3,663,793
FNMA	7.00	07/01/2036	61,221	69,528
FNMA	7.00	11/01/2037	125,254	140,958
FNMA	7.50	05/01/2038	12,419	14,385
FNMA	7.87	07/01/2026	2,729,107	2,951,145
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	12,722	14,940
FNMA Series 11	1.25	02/27/2014	12,265,000	12,440,990
FNMA Series 2003-W14 Class 2A ±	2.62	06/25/2035	262,868	272,972
FNMA Series 2003-W14 Class 2A ±	3.65	01/25/2043	142,615	150,102
FNMA Series 2004-7 Class AE	5.00	12/25/2030	347,911	352,016
FNMA Whole Loan Series 2003-W8 Class 4A ±	3.40	11/25/2042	274,944	291,848
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	3,080,358	3,481,336
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	2,429,361	2,826,807

1

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA %%	4.50%	04/20/2041	$7,130,000	$7,736,050
GNMA	5.00	07/20/2040	4,051,797	4,470,362
GNMA	7.50	12/15/2029	1,362	1,599
GNMA Series 2005-90 Class A	3.76	09/16/2028	1,806,279	1,846,869
GNMA Series 2007-12 Class A	3.96	06/16/2031	1,218,773	1,252,280
GNMA Series 2007-12 Class C	5.28	04/16/2041	485,000	553,155
GNMA Series 2008-22 Class XM ±(c)	0.73	02/16/2050	15,256,823	584,641
GNMA Series 2008-86 Class D	5.46	04/16/2040	4,365,000	5,071,017
Total Agency Securities (Cost $214,147,248)				220,172,804
Asset-Backed Securities: 0.95%
Chase Issuance Trust Series 2005-A6 Class A6 ±	0.32	07/15/2014	430,000	429,911
Citibank Credit Card Issuance Trust Series 2005-C1 Class C1	5.50	03/24/2017	285,000	315,563
Countrywide Asset Backed Certificates Series 2004-S1 Class A3	4.62	02/25/2035	741,937	698,930
CVS Pass-Through Trust Series T	6.04	12/10/2028	2,391,558	2,444,842
Discover Card Master Trust Series 2008-A4 Class A4	5.65	12/15/2015	2,345,000	2,521,187
Total Asset-Backed Securities (Cost $6,109,597)				6,410,433
Corporate Bonds and Notes: 25.73%
Consumer Discretionary : 4.38%
Auto Components : 0.45%
Delphi Corporation 144A	6.13	05/15/2021	2,000,000	2,015,000
TRW Automotive Incorporated 144A	7.25	03/15/2017	1,000,000	1,045,000
				3,060,000
Automobiles: 0.35%
Ford Motor Company «	7.45	07/16/2031	2,000,000	2,345,000
Diversified Consumer Services: 0.32%
Service Corporation International Series WI	7.00	06/15/2017	2,000,000	2,140,000
Hotels, Restaurants & Leisure : 0.36%
Agua Caliente Band of Cahuilla Indians 144A (i)	6.44	10/01/2016	682,000	608,671
Seminole Tribe of Florida 144A	7.75	10/01/2017	1,750,000	1,802,500
				2,411,171
Internet & Catalog Retail: 0.44%
Expedia Incorporated	5.95	08/15/2020	2,985,000	2,958,777
Media : 1.49%
CBS Corporation	7.88	07/30/2030	2,210,000	2,759,501
CCO Holdings LLC	8.13	04/30/2020	2,000,000	2,110,000
CSC Holdings LLC	7.88	02/15/2018	2,000,000	2,180,000
DISH DBS Corporation	7.88	09/01/2019	2,000,000	2,120,000
Vivendi SA 144A	6.63	04/04/2018	800,000	900,652
				10,070,153
Multiline Retail: 0.30%
Macy’s Retail Holdings Incorporated	6.65	07/15/2024	1,750,000	1,994,650
Specialty Retail : 0.67%
Best Buy Company Incorporated	6.75	07/15/2013	2,273,000	2,411,237

2

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Specialty Retail (continued)
Limited Brands Incorporated	6.63%	04/01/2021	$2,000,000	$2,085,000
				4,496,237
Consumer Staples : 1.00%
Beverages: 0.33%
Constellation Brands Incorporated	7.25	09/01/2016	2,000,000	2,190,000
Food Products: 0.32%
TreeHouse Foods Incorporated	7.75	03/01/2018	2,000,000	2,142,500
Tobacco : 0.35%
Lorillard Incorporated	8.13	06/23/2019	1,185,000	1,372,657
Reynolds Group Holdings 144A	7.88	08/15/2019	1,000,000	1,005,000
				2,377,657
Energy : 2.34%
Oil, Gas & Consumable Fuels : 2.34%
Bill Barrett Corporation	7.63	10/01/2019	400,000	413,000
Chesapeake Energy Corporation 144A	6.63	11/15/2019	2,000,000	1,972,500
Consol Energy Incorporated	8.25	04/01/2020	2,000,000	2,150,000
El Paso Pipeline Partners Operating LLC	5.00	10/01/2021	2,000,000	1,987,554
Energy Transfer Equity LP	7.50	10/15/2020	1,750,000	1,811,250
Newfield Exploration Company	6.88	02/01/2020	1,750,000	1,837,500
Suburban Propane Partners LP	7.38	03/15/2020	1,750,000	1,806,875
Tesoro Corporation	9.75	06/01/2019	2,000,000	2,232,500
Texas Eastern Transmission LP	7.00	07/15/2032	1,250,000	1,551,950
				15,763,129
Financials : 8.28%
Capital Markets: 0.41%
Alterra Finance LLC	6.25	09/30/2020	2,610,000	2,743,235
Commercial Banks : 1.63%
Australia and New Zealand Banking Group Limited 144A	2.40	11/23/2016	3,320,000	3,260,924
Fifth Third Bancorp	6.25	05/01/2013	2,245,000	2,360,245
Key Bank NA	4.95	09/15/2015	2,180,000	2,284,854
PNC Financial Services Group Incorporated	8.25	05/29/2049	1,415,000	1,447,248
Regions Bank	7.50	05/15/2018	1,650,000	1,584,000
				10,937,271
Consumer Finance : 1.07%
Discover Financial Services	10.25	07/15/2019	2,380,000	2,816,199
International Lease Finance Corporation	8.25	12/15/2020	2,000,000	1,990,000
SLM Corporation	8.00	03/25/2020	2,485,000	2,429,088
				7,235,287
Diversified Financial Services : 1.88%
Bank of America Corporation	6.50	08/01/2016	2,795,000	2,700,694
Citigroup Incorporated	5.38	08/09/2020	2,535,000	2,542,638
General Electric Capital Corporation	5.30	02/11/2021	2,665,000	2,727,041
JPMorgan Chase & Company Series 1	7.90	04/29/2049	1,750,000	1,851,098

3

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services (continued)
Moody’s Corporation	5.50%	09/01/2020	$2,630,000	$2,861,698
				12,683,169
Insurance : 2.90%
AFLAC Incorporated	6.90	12/17/2039	2,500,000	2,623,828
American International Group Incorporated Series AIG	4.25	09/15/2014	2,990,000	2,889,784
Liberty Mutual Group 144A	6.70	08/15/2016	2,220,000	2,359,190
National Life Insurance Company of Vermont 144A	10.50	09/15/2039	1,600,000	2,037,642
Platinum Underwriters Finance Incorporated Series B	7.50	06/01/2017	2,100,000	2,284,653
Prudential Financial Incorporated	8.88	06/15/2068	2,000,000	2,240,000
Torchmark Corporation	9.25	06/15/2019	1,945,000	2,358,838
Unum Group	7.13	09/30/2016	2,360,000	2,706,238
				19,500,173
REIT: 0.39%
Dexus Property Group 144A	7.13	10/15/2014	2,435,000	2,652,660
Health Care : 1.32%
Health Care Equipment & Supplies: 0.24%
Fresenius Medical Care Holdings Incorporated	6.88	07/15/2017	1,500,000	1,590,000
Health Care Providers & Services : 1.08%
Cigna Corporation	5.38	02/15/2042	1,855,000	1,732,618
HCA Incorporated	6.50	02/15/2020	1,750,000	1,741,250
Health Management plc	6.13	04/15/2016	2,000,000	2,035,000
Lifepoint Hospitals Incorporated	6.63	10/01/2020	1,750,000	1,785,000
				7,293,868
Industrials : 3.10%
Aerospace & Defense : 0.29%
Esterline Technologies Corporation	7.00	08/01/2020	1,750,000	1,811,250
Hexcel Corporation	6.75	02/01/2015	167,000	169,296
				1,980,546
Commercial Services & Supplies : 0.47%
Clean Harbors Incorporated	7.63	08/15/2016	1,575,000	1,661,625
Equifax Incorporated	6.30	07/01/2017	1,335,000	1,471,137
				3,132,762
Electrical Equipment: 0.26%
Belden CDT Incorporated	7.00	03/15/2017	1,750,000	1,741,250
Industrial Conglomerates: 0.38%
General Electric Capital Corporation	6.38	11/15/2067	2,670,000	2,574,881
Machinery : 0.87%
Briggs & Stratton Corporation	6.88	12/15/2020	1,750,000	1,767,500
Case New Holland Incorporated	7.88	12/01/2017	2,000,000	2,190,000
SPX Corporation	7.63	12/15/2014	1,750,000	1,887,813
				5,845,313
Professional Services : 0.83%
FTI Consulting Incorporated	6.75	10/01/2020	2,000,000	2,017,500

4

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Professional Services: (continued)
Verisk Analytics Incorporated	5.80%	05/01/2021	$3,220,000	$3,595,558
				5,613,058
Information Technology : 1.63%
Communications Equipment: 0.28%
Brocade Communications Systems Incorporated	6.88	01/15/2020	1,750,000	1,855,000
Electronic Equipment & Instruments : 0.44%
Corning Incorporated	7.25	08/15/2036	2,092,000	2,470,796
Jabil Circuit Incorporated	5.63	12/15/2020	500,000	501,250
				2,972,046
Internet Software & Services: 0.31%
Equinix Incorporated	7.00	07/15/2021	2,000,000	2,062,500
Office Electronics: 0.28%
Xerox Corporation	8.25	05/15/2014	1,685,000	1,910,054
Semiconductors & Semiconductor Equipment: 0.32%
Broadcom Corporation	2.70	11/01/2018	2,180,000	2,142,138
Materials : 1.51%
Chemicals: 0.28%
Mosaic Company 144A	7.63	12/01/2016	1,808,000	1,876,939
Containers & Packaging : 0.52%
Ball Corporation	7.38	09/01/2019	1,750,000	1,898,750
Sealed Air Corporation 144A	8.13	09/15/2019	1,500,000	1,590,000
				3,488,750
Metals & Mining: 0.39%
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	2,470,000	2,627,463
Paper & Forest Products: 0.32%
Domtar Corporation	10.75	06/01/2017	1,750,000	2,200,625
Telecommunication Services : 1.32%
Diversified Telecommunication Services : 0.54%
Frontier Communications Corporation	8.25	04/15/2017	750,000	730,313
Qwest Corporation	8.38	05/01/2016	1,060,000	1,201,775
Windstream Corporation	7.75	10/15/2020	1,750,000	1,706,250
				3,638,338
Wireless Telecommunication Services : 0.78%
Alltel Corporation	7.00	07/01/2012	1,285,000	1,330,322
American Tower Corporation	7.00	10/15/2017	1,765,000	2,027,577
Crown Castle International Corporation	7.13	11/01/2019	1,750,000	1,876,875
				5,234,774

5

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Utilities : 0.85%
Electric Utilities: 0.31%
Dolphin Subsidiary II Incorporated 144A	7.25%	10/15/2021	$2,000,000	$2,105,000
Independent Power Producers & Energy Traders : 0.54%
FPL Energy Caithness Funding 144A (i)	7.65	12/31/2018	1,921,125	2,139,653
NRG Energy Incorporated	7.63	01/15/2018	1,500,000	1,477,500
				3,617,153
Total Corporate Bonds and Notes (Cost $168,827,599)				173,203,527
Municipal Bonds and Notes: 0.52%
Illinois : 0.47%
Illinois GO (GO-State)	4.51	03/01/2015	3,000,000	3,142,200
Other : 0.05%
Seneca Nation Indians Capital Improvements Authority Series 07 B (Other Revenue) 144A(i)	6.75	12/01/2013	365,000	358,864
Total Municipal Bonds and Notes (Cost $3,365,000)				3,501,064
Non-Agency Mortgage Backed Securities: 3.69%
Bank of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX	5.48	01/15/2049	785,000	719,535
Bank of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM	6.44	02/10/2051	1,070,000	1,025,318
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	1,329,137	1,332,915
Commercial Mortgage Trust Pass-Through Certificates Series 2006 Class C7	5.97	06/10/2046	2,555,000	2,524,279
Credit Suisse First Boston Mortgage Securities Corporation Series 1998-C2 Class AX ±(c)	0.58	11/15/2030	576,637	4,361
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3	6.01	06/15/2038	2,400,000	2,632,692
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2	7.88	07/25/2027	99,723	97,772
Goldman Sachs Mortgage Securities Corporation II Series 2006-GG8 Class A4	5.56	11/10/2039	3,503,000	3,765,424
Lehman Brothers UBS Commercial Mortgage Trust Series 2003-C8 Class A3	4.83	11/15/2027	2,476,847	2,511,654
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	2,450,000	2,675,657
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A (c)(i)	0.94	05/28/2040	1,602,311	15,078
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20	12/12/2049	2,285,000	2,109,130
Morgan Stanley Capital I Series 2004-RR2 Class X 144A (c)(i)	0.78	10/28/2033	1,239,861	9,200
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12/12/2049	2,200,000	2,391,264
SACO I Trust Series 2005-2 Class A ±144A (i)	0.66	04/25/2035	6,799	2,604
TIAA Real Estate CDO Limited Series 2007-C4 Class A3 ±	5.74	08/15/2039	1,555,000	1,671,320
Washington Mutual Mortgage Pass Through Certificates Series 2007-HY7 Class 3A2 ±	5.40	07/25/2037	1,921,102	1,375,591
Total Non-Agency Mortgage Backed Securities (Cost $25,014,296)				24,863,794

6

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Dividend Yield		Shares	Value
Preferred Stocks: 0.01%
Financials : 0.01%
Diversified Financial Services: 0.01%
First Republic Capital Corporation 144A	10.50%		50	$53,000
Total Preferred Stocks (Cost $55,855)				53,000

	Interest Rate	Maturity Date	Principal
U.S. Treasury Securities: 23.38%
U.S. Treasury Bond	3.75	08/15/2041	$7,100,000	8,076,250
U.S. Treasury Bond	4.25	11/15/2040	15,555,000	19,205,572
U.S. Treasury Bond	4.38	05/15/2040	4,115,000	5,179,756
U.S. Treasury Bond	4.38	05/15/2041	2,740,000	3,456,252
U.S. Treasury Bond	4.50	02/15/2036	4,415,000	5,620,520
U.S. Treasury Bond	6.25	08/15/2023	13,070,000	18,393,986
U.S. Treasury Bond	6.38	08/15/2027	5,620,000	8,340,428
U.S. Treasury Note	0.50	08/15/2014	4,900,000	4,917,228
U.S. Treasury Note	0.63	12/31/2012	10,485,000	10,536,198
U.S. Treasury Note	1.00	12/31/2011	1,955,000	1,956,527
U.S. Treasury Note	1.00	10/31/2016	15,155,000	15,197,616
U.S. Treasury Note	1.13	12/15/2011	10,000,000	10,003,910
U.S. Treasury Note	1.25	04/15/2014	20,590,000	21,040,406
U.S. Treasury Note	2.00	11/15/2021	4,675,000	4,641,396
U.S. Treasury Note	2.13	08/15/2021	4,880,000	4,908,977
U.S. Treasury Note	2.25	07/31/2018	15,130,000	15,898,317
Total U.S. Treasury Securities (Cost $151,045,058)				157,373,339
Yankee Corporate Bonds and Notes: 9.16%
Consumer Discretionary : 1.06%
Media : 1.06%
British Sky Broadcasting Group plc 144A	9.50	11/15/2018	2,170,000	2,791,397
Globo Comunicacoes e Participacoes SA 144A	7.25	04/26/2022	2,380,000	2,487,100
Myriad International Holdings BV 144A	6.38	07/28/2017	1,755,000	1,877,850
				7,156,347
Energy : 0.32%
Energy Equipment & Services: 0.32%
Weatherford International Limited	9.63	03/01/2019	1,665,000	2,130,008
Financials : 5.92%
Capital Markets: 0.14%
Macquarie Group Limited 144A	6.00	01/14/2020	1,000,000	945,915
Commercial Banks : 5.08%
Banco Do Nordeste Do Brasil 144A	3.63	11/09/2015	2,365,000	2,335,438
Banco Macro SA 144A	5.50	07/12/2020	2,510,000	2,676,288
Bank Nederlandse Gemeenten 144A	2.50	01/11/2016	5,420,000	5,641,174
Bank of Nova Scotia 144A	2.15	08/03/2016	2,790,000	2,796,623
BBVA Bancomer SA 144A	4.50	03/10/2016	2,090,000	2,058,650
Commonwealth Bank of Australia 144A	6.02	03/29/2049	1,580,000	1,418,230
Export Import Bank of Korea	5.13	06/29/2020	2,600,000	2,695,662
Icici Bank Limited 144A	4.75	11/25/2016	3,000,000	2,869,797
Itau Unibanco Holdings SA 144A«	5.75	01/22/2021	2,335,000	2,321,733
Kommunalbanken AS 144A	2.38	01/19/2016	2,330,000	2,395,219
Landwirtsch Rentenbank	2.50	02/15/2016	3,150,000	3,288,543

7

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Banks (continued)
Westpac Banking Corporation 144A	1.90%	12/14/2012	$3,615,000	$3,667,121
				34,164,478
Consumer Finance : 0.70%
Inmarsat Finance plc 144A	7.38	12/01/2017	1,750,000	1,789,375
Rio Tinto Finance USA Limited	9.00	05/01/2019	2,175,000	2,924,016
				4,713,391
Materials : 0.56%
Metals & Mining : 0.56%
Arcelormittal	6.13	06/01/2018	1,900,000	1,812,553
Teck Resources Limited	10.25	05/15/2016	1,650,000	1,928,438
				3,740,991
Telecommunication Services : 0.83%
Diversified Telecommunication Services : 0.83%
Telecom Italia Capital SA	7.18	06/18/2019	1,415,000	1,277,216
Telefonica Emisiones SAU	5.13	04/27/2020	1,880,000	1,656,702
Telefonos de Mexico SAB de CV	5.50	11/15/2019	2,485,000	2,687,294
				5,621,212
Utilities : 0.47%
Electric Utilities: 0.47%
Western Power Distributions Holdings Limited 144A	7.38	12/15/2028	2,750,000	3,168,105
Total Yankee Corporate Bonds and Notes (Cost $59,420,481)				61,640,447
Yankee Government Bonds: 0.38%
State of Qatar	7.38	12/15/2028	2,580,000	2,557,425

Total Yankee Government Bonds (Cost $2,552,936)				2,557,425

Other: 0.30%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			1,223,630	439,283
VFNC Corporation, Pass-Through Entity, 0.26% ±144A(a)(i)(v)			3,299,710	1,616,858
Total Other (Cost $831,486)				2,056,141

	Yield		Shares
Short-Term Investments: 12.46%
Investment Companies : 12.41%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)##	0.05%		81,571,871	81,571,871
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.17		1,975,514	1,975,514
				83,547,385

	Interest Rate	Maturity Date	Principal
U.S. Treasury Securities : 0.05%
U.S. Treasury Bill #	0.01	12/22/2011	$300,000	299,998

8

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

	$3,615,000	$3,615,000	$3,615,000	$3,615,000	$3,615,000
Total Short-Term Investments (Cost $83,847,385)					$83,847,383
Total Investments in Securities (Cost $715,216,941)*	109.29%				735,679,357
Other Assets and Liabilities, Net	(9.29)				(62,535,222)

Total Net Assets	100.00%				$673,144,135

±	Variable rate investment.
%%	Security issued on a when-issued (TBA) basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
##	All or a portion of this security has been segregated for when-issued securities or unfunded loans.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $712,409,917 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$27,531,810
Gross unrealized depreciation	(4,262,370)

Net unrealized appreciation	$23,269,440

9

WELLS FARGO ADVANTAGE INCOME PLUS FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Income Plus Fund (the “Fund”)

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$220,172,804	$0	$220,172,804
Asset-backed securities	0	6,410,433	0	6,410,433
Corporate bonds and notes	0	173,203,527	0	173,203,527
Equity securities
Preferred stocks	0	0	53,000	53,000
Municipal bonds and notes	0	3,501,064	0	3,501,064
Non-agency mortgage backed securities	0	24,863,794	0	24,863,794
Yankee corporate bonds and notes	0	61,640,447	0	61,640,447
Yankee government bonds	0	2,557,425	0	2,557,425
U.S. Treasury securities	157,373,339	0	0	157,373,339
Other	0	0	2,056,141	2,056,141
Short-term investments
Investment companies	81,571,871	1,975,514	0	83,547,385
U.S. Treasury securities	299,998	0	0	299,998

	$239,245,208	$494,325,008	$2,109,141	$735,679,357

As of November 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$80,272	$0	$0	$80,272

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred stocks	Other	Total
Balance as of August 31, 2011	$52,650	$2,312,455	$2,365,105
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	350	(131,214)	(130,864)
Purchases	0	0	0
Sales	0	(125,100)	(125,100)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of November 30, 2011	$53,000	$2,056,141	$2,109,141

Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$350	$(192,517)	$(192,167)

Derivative transactions

During the three months ended November 30, 2011 the Fund entered into futures contracts to speculate on interest rates.

At November 30, 2011, the Fund had long/short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at November 30, 2011	Net Unrealized Gains (Losses)
March 2012	142 Short	10-Year U.S. Treasury Notes	$18,366,813	$86,261
March 2012	93 Long	5-Year U.S. Treasury Notes	11,405,578	(5,989)

As of November 30, 2011, the Fund had average notional amounts of $4,627,109 and 16,857,834, in long and short futures contracts, respectively, during the three months ended November 30, 2011.

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 59.65%
FHLMC (a)	2.35%	12/15/2041	$20,500,000	$20,951,940
FHLMC (a)	2.40	01/01/2042	18,953,000	19,370,835
FHLMC (a)%%	2.45	02/15/2042	20,000,000	20,440,917
FHLMC	4.50	05/15/2037	2,473,774	2,637,472
FHLMC	6.00	05/15/2039	10,977,621	12,206,342
FHLMC	7.00	03/25/2044	2,779,573	3,337,352
FHLMC ±	3.58	08/01/2041	1,993,859	2,086,899
FHLMC ±	3.63	10/01/2041	9,685,571	10,127,750
FHLMC ±	2.48	11/01/2041	10,172,000	10,492,317
FHLMC ±	6.03	04/01/2037	8,386,304	9,082,998
FHLMC ±	5.63	04/01/2037	3,889,607	4,199,276
FHLMC ±	5.70	11/01/2037	8,832,642	9,569,542
FHLMC ±	5.88	08/01/2036	1,882,246	2,037,649
FHLMC ±	5.85	05/01/2036	8,162,955	8,824,893
FHLMC ±	5.67	01/01/2038	2,018,953	2,181,437
FHLMC ±	5.68	07/01/2038	3,911,973	4,273,364
FHLMC ±	5.60	11/01/2039	6,946,732	7,495,566
FHLMC ±	5.74	07/01/2038	3,908,696	4,227,776
FHLMC	5.00	03/15/2039	6,076,529	6,512,213
FHLMC	6.50	11/01/2037	2,324,751	2,629,563
FHLMC	7.00	05/01/2035	3,586,748	4,110,499
FHLMC	6.50	12/01/2038	3,817,722	4,206,141
FHLMC Series 3674 Class HJ	5.50	04/15/2040	26,218,245	28,953,589
FHLMC Series 3704 Class CT	7.00	12/15/2036	3,684,838	4,327,117
FHLMC Series T-11 Class A8	6.50	01/25/2028	2,741,091	3,152,677
FHLMC Series T-42 Class A5	7.50	02/25/2042	69,824	83,301
FHLMC Series T-60 Class 1A3	7.50	03/25/2044	88,417	100,772
FHLMC Structured Pass-Through Securities Series T-41 Class 3A	7.02	07/25/2032	171,513	193,581
FHLMC Structured Pass-Through Securities Series T-51 Class 2A	7.50	08/25/2042	2,576,242	3,053,448
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	845,445	955,337
FHLMC Structured Pass-Through Securities Series T-57 Class 1A3	7.50	07/25/2043	594,501	693,685
FHLMC Structured Pass-Through Securities Series T-59 Class 1A3	7.50	10/25/2043	237,539	275,457
FNMA (a)	1.00	01/01/2042	18,953,000	19,370,835
FNMA (a)	2.28	12/01/2041	9,480,000	9,688,995
FNMA %%	3.00	12/01/2099	9,500,000	9,724,141
FNMA %%	3.00	12/01/2099	3,700,000	3,776,891
FNMA	4.00	08/25/2037	3,113,536	3,265,078
FNMA	5.50	05/25/2040	39,488,377	43,708,046
FNMA	6.00	03/25/2035	1,821,000	2,081,528
FNMA %%	6.00	12/01/2099	51,400,000	56,250,878
FNMA	6.50	08/01/2036	3,353,638	3,759,468
FNMA	6.07	07/01/2012	5,103,264	5,157,122
FNMA ±	5.67	07/01/2036	4,259,065	4,605,476
FNMA	6.50	08/01/2037	20,933,199	23,651,712
FNMA	7.00	04/01/2035	3,780,116	4,314,557
FNMA ±	6.49	09/01/2036	4,534,720	4,967,996
FNMA ±	5.87	11/01/2037	2,189,487	2,375,402
FNMA ±	6.28	08/01/2037	4,311,061	4,696,498
FNMA ±	5.95	12/01/2037	2,238,125	2,426,998
FNMA ±	5.12	04/01/2038	470,776	505,815
FNMA	6.50	06/01/2038	17,867,282	20,148,551
FNMA	6.00	12/01/2038	19,860,404	21,797,237
FNMA ±	5.10	06/01/2039	5,985,175	6,453,925
FNMA	6.50	08/01/2039	15,799,594	17,816,863
FNMA	6.00	10/01/2039	31,557,491	34,684,361
FNMA ±	5.85	06/01/2037	1,660,329	1,797,781
FNMA	6.00	03/01/2040	17,978,645	19,731,965
FNMA	6.50	02/01/2041	5,120,209	5,773,950
FNMA ±	3.55	07/01/2041	6,568,352	6,866,323
FNMA ±	3.65	07/01/2041	10,595,922	11,064,145
FNMA ±	3.35	07/01/2041	16,555,446	17,242,163
FNMA ±	3.67	07/01/2041	3,661,584	3,839,003
FNMA ±	3.60	09/01/2041	13,222,625	13,809,004

1

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA ±	3.41%	10/01/2041	$4,262,381	$4,445,186
FNMA ±	3.09	10/01/2041	1,781,903	1,855,483
FNMA ±	3.20	10/01/2041	13,211,321	13,745,359
FNMA ±	3.51	10/01/2041	9,989,930	10,427,573
FNMA ±	3.30	11/01/2041	9,513,470	9,896,523
FNMA	6.00	06/01/2040	19,256,271	21,134,188
FNMA	6.00	08/01/2037	36,365,000	40,343,235
FNMA Grantor Trust Series 2000-T06 Class A1	7.50	06/25/2030	881,924	1,034,552
FNMA Grantor Trust Series 2001-T01 Class A1	7.50	10/25/2040	4,431,095	5,087,393
FNMA Grantor Trust Series 2001-T03 Class A1	7.50	11/25/2040	963,299	1,134,939
FNMA Grantor Trust Series 2001-T08 Class A1	7.50	07/25/2041	1,160,338	1,298,480
FNMA Grantor Trust Series 2001-T16 Class A2	7.00	07/25/2042	1,881,193	2,193,804
FNMA Grantor Trust Series 2002-T11 Class B	5.34	04/25/2012	13,931,000	14,147,428
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	4,848,767	5,694,140
FNMA Grantor Trust Series 2002-T19 Class A3	7.50	07/25/2042	1,655,136	1,949,821
FNMA Series 1999-T02 Class A1	7.50	01/19/2039	635,389	715,309
FNMA Series 2001-50 Class BA	7.00	10/25/2041	101,798	118,378
FNMA Series 2001-T04 Class A1	7.50	07/25/2041	130,127	153,135
FNMA Series 2001-W03 Class A	7.00	09/25/2041	1,080,057	1,263,531
FNMA Series 2002-14 Class A1	7.00	01/25/2042	907,459	1,028,742
FNMA Series 2002-14 Class A2	7.50	01/25/2042	1,913,556	2,283,298
FNMA Series 2002-26 Class A2	7.50	01/25/2048	2,222,045	2,556,676
FNMA Series 2002-26 Class A1	7.00	01/25/2048	1,231,601	1,448,639
FNMA Series 2002-33 Class A2	7.50	06/25/2032	295,853	336,941
FNMA Series 2002-80 Class A1	6.50	11/25/2042	1,968,744	2,117,630
FNMA Series 2002-W01 Class 2A	7.12	02/25/2042	790,235	920,592
FNMA Series 2002-W06 Class 2A	7.14	06/25/2042	491,216	572,195
FNMA Series 2002-W6 Class 2A1	6.66	06/25/2042	4,004	4,583
FNMA Series 2003-W01 Class 2A	7.14	12/25/2042	356,054	418,299
FNMA Series 2003-W04 Class 4A	7.28	10/25/2042	1,191,433	1,397,065
FNMA Series 2004-W02 Class 5A	7.50	03/25/2044	238,569	279,084
FNMA Series 2004-W09 Class 1A3	6.05	02/25/2044	6,745,717	7,427,668
FNMA Series 2004-W09 Class 2A3	7.50	02/25/2044	1,212,226	1,373,496
FNMA Series 2005-W03 Class 1A	7.50	03/25/2045	407,524	472,101
FNMA Series 2006-004 Class PB	6.00	09/25/2035	2,767,192	3,127,579
FNMA Series 2006-114 Class PD	6.00	12/25/2036	11,450,100	13,151,665
FNMA Series 2009-019 Class TA	4.50	12/25/2037	3,344,422	3,576,244
FNMA Series 2009-047 Class MT	7.00	07/25/2039	2,834,759	3,240,528
FNMA Series 2009-047 Class PA	4.50	07/25/2039	7,097,195	7,568,446
FNMA Series 2009-111 Class CL	4.50	03/25/2038	3,419,212	3,569,694
FNMA Series 2009-14 Class A	7.00	06/25/2035	5,219,556	6,086,057
FNMA Series 2010-64 Class BA	5.00	05/25/2040	13,004,268	14,070,658
FNMA Series 2011-M2 Class A1	2.02	07/25/2021	5,168,702	5,225,678
FNMA Whole Loan Series 2002-W08 Class A3	7.50	06/25/2042	172,376	195,003
FNMA Whole Loan Series 2004-W08 Class 3A	7.50	06/25/2044	2,017,675	2,376,495
FNMA Whole Loan Series 2004-W11 Class 1A2	6.50	05/25/2044	10,343,203	11,658,335
FNMA Whole Loan Series 2004-W14 Class 2A	7.50	07/25/2044	206,315	240,457
FNMA Whole Loan Series 2005-W01 Class 1A4	7.50	10/25/2044	683,076	804,605
FNMA Whole Loan Series 2005-W04 Class 1A3	7.00	08/25/2035	1,576,153	1,824,928
GNMA ±	3.50	09/20/2041	3,484,418	3,668,528
GNMA ±	3.50	09/20/2041	3,311,052	3,486,001
GNMA ±	3.50	10/20/2041	10,131,477	10,666,012
GNMA ±	3.00	10/20/2041	10,046,711	10,438,788
GNMA ±	3.50	11/20/2041	17,562,000	18,488,568
GNMA	6.00	09/15/2035	19,605,520	22,225,233
GNMA II ±	3.50	07/20/2041	2,897,220	3,058,995
GNMA II ±	3.50	08/20/2041	7,165,730	7,544,352
GNMA II ±	3.50	08/20/2041	3,156,800	3,323,599
GNMA Series 2009-42 Class CT	6.00	08/16/2035	2,317,658	2,616,864
Total Agency Securities (Cost $916,919,414)				919,653,190

2

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Securities: 8.97%
AESOP Funding II LLC Series 2011-2A Class A 144A	2.37%	11/20/2014	$17,901,000	$17,882,442
Ally Master Owner Trust Series 2011-4 Class A2	1.54	09/15/2016	5,613,000	5,596,306
Capital Auto Receivables Asset Carat Series 2008-1 Class A4A	4.46	07/15/2014	1,341,944	1,356,564
Chase Issuance Trust Chait Series 2005-A11 Class A ±	0.32	12/15/2014	5,477,000	5,475,434
Citibank Omni Master Trust Series 2009-A14 Class A14 ±144A	3.00	08/15/2018	5,391,000	5,660,435
Citibank Omni Master Trust Series 2009-A8 Class A8 ±144A	2.35	05/16/2016	21,943,000	22,111,290
Greenwich Capital Commercial Funding Corporation Series 2005-GGS Class A4	5.24	04/10/2037	8,210,000	8,670,228
MBNA Credit Card Master Note Trust Series 2005-A2 Class A2 ±	0.33	10/15/2014	9,723,000	9,722,859
MMCA Automobile Trust Series 2009-A Class A4 144A	6.25	11/16/2015	4,533,000	4,712,864
SLC Student Loan Trust Series 2005-2 Class A2 ±	0.43	06/15/2022	6,469,000	6,388,390
SLM Student Loan Trust Series 2001-1 Class A3 ±	0.63	04/25/2023	5,428,000	5,240,807
SLM Student Loan Trust Series 2002-6 Class A4 ±	0.53	03/15/2019	3,270,795	3,235,438
SLM Student Loan Trust Series 2005-1 Class A2 ±	0.50	04/27/2020	3,260,931	3,231,573
SLM Student Loan Trust Series 2006-7 Class A4 ±	0.49	04/25/2022	10,238,829	10,148,535
SLM Student Loan Trust Series 2006-9 Class A4 ±	0.49	10/25/2022	15,046,000	14,730,974
SLM Student Loan Trust Series 2008-4 Class A3 ±	1.67	10/25/2017	3,358,000	3,420,420
SLM Student Loan Trust Series 2011-B Class A4 ±144A	1.10	12/16/2024	5,025,395	4,988,566
SLM Student Loan Trust Series 2011-C Class A1 (a)±144A	1.66	12/15/2023	5,726,000	5,726,000
Total Asset-Backed Securities (Cost $138,658,854)				138,299,125
Non-Agency Mortgage Backed Securities: 5.70%
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	2,441,002	2,461,142
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A5	4.81	12/10/2042	4,608,000	4,937,854
Bank of America Commercial Mortgage Incorporated Series 2005-6 Class A4	5.37	09/10/2047	3,580,000	3,955,803
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-T16 Class A6	4.75	02/13/2046	9,051,000	9,746,035
Citigroup Commercial Mortgage Trust Series 2005-EMG Class A4 144A	4.52	09/20/2051	2,374,191	2,427,710
Commercial Mortgage Pass-Through Certificates Series 2005-LP5 Class A4	4.98	05/10/2043	5,726,000	6,224,626
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A4	5.01	02/15/2038	3,595,000	3,883,545
Developers Diversified Realty Corporation Series 2009-DDR1 Class A 144A	3.81	10/14/2022	20,537,249	21,422,835
ESA Trust Series 2010-ESHA Class A 144A	2.95	11/05/2027	10,552,954	10,576,762
GMAC Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4	5.30	08/10/2038	3,671,000	3,952,158
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1 144A	3.85	06/15/2043	3,661,279	3,826,201
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	1,083,000	1,137,438
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C7 Class A3	5.61	11/15/2030	3,106,000	3,180,246
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95	07/12/2038	1,968,000	2,042,526
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A3	5.39	11/12/2037	2,477,190	2,503,785
Morgan Stanley Capital I Series 2005-HQ6 Class A4	4.99	08/13/2042	5,120,000	5,598,439
Total Non-Agency Mortgage Backed Securities (Cost $87,522,068)				87,877,105
U.S. Treasury Securities: 27.79%
U.S. Treasury Note	0.25	10/31/2013	35,028,000	35,025,268
U.S. Treasury Note	0.25	11/30/2013	315,462,000	315,412,788
U.S. Treasury Note	0.38	11/15/2014	35,962,000	35,939,524
U.S. Treasury Note	0.50	10/15/2014	41,877,000	42,004,599
Total U.S. Treasury Securities (Cost $428,402,393)				428,382,179

3

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Yankee Corporate Bonds and Notes: 1.14%
Financials : 1.14%
Commercial Banks: 1.14%
Nordea Eiendomskreditt AS ±144A		0.80%	04/07/2014	$18,010,000	$17,649,278
Total Yankee Corporate Bonds and Notes (Cost $18,010,000)					17,649,278
Other: 0.06%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)				577,345	207,267
VFNC Corporation, Pass-Through Entity, 0.26% (a)±144A(i)(v)				1,556,901	762,881
Total Other (Cost $392,320)					970,148

		Yield		Shares
Short-Term Investments: 7.54%
Investment Companies : 7.54%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##		0.01		105,814,756	105,814,756
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.17		10,423,730	10,423,730
Total Short-Term Investments (Cost $116,238,486)					116,238,486
Total Investments in Securities (Cost $1,706,143,535)*	110.85%				1,709,069,511
Other Assets and Liabilities, Net	(10.85)				(167,347,987)

Total Net Assets	100.00%				$1,541,721,524

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
%%	Security issued on a when-issued (TBA) basis.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,705,886,696 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,841,638
Gross unrealized depreciation	(3,658,823)

Net unrealized appreciation	$3,182,815

4

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$919,653,190	$0	$919,653,190
Asset-backed securities	0	138,299,125	0	138,299,125
Non-agency mortgage backed securities	0	87,877,105	0	87,877,105
Yankee corporate bonds and notes	0	17,649,278	0	17,649,278
U.S. Treasury securities	428,382,179	0	0	428,382,179
Other	0	0	970,148	970,148
Short-term investments
Investment companies	105,814,756	10,423,730	0	116,238,486

	$534,196,935	$1,173,902,428	$970,148	$1,709,069,511

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of August 31, 2011	$1,091,085
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(61,911)
Purchases	0
Sales	(59,026)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of November 30, 2011	$970,148

Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(90,835)

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 8.15%
FHLMC	1.13%	07/27/2012	$3,000,000	$3,017,392
FHLMC ±	2.50	04/01/2032	86,218	90,694
FHLMC ±	2.62	07/01/2029	9,200	9,723
FHLMC ±	3.03	09/01/2031	8,101	8,160
FHLMC	3.63	10/18/2013	10,000,000	10,592,100
FHLMC ±	4.28	05/01/2026	234,126	246,895
FHLMC	7.00	11/17/2013	15,216	15,314
FHLMC	7.50	06/01/2012	1,284	1,311
FHLMC	7.50	10/01/2012	3,273	3,370
FHLMC	8.50	09/01/2017	233,925	258,094
FHLMC	9.00	08/01/2018	221,930	252,396
FHLMC	9.00	06/01/2019	273,246	306,355
FHLMC	9.00	10/01/2019	404,732	476,182
FHLMC	9.50	12/01/2022	371,646	427,588
FHLMC	10.50	01/01/2016	3,947	4,506
FHLMC	10.50	11/01/2017	1,496	1,724
FHLMC	10.50	08/01/2018	141,768	163,353
FHLMC	10.50	02/01/2019	1,978	2,340
FHLMC	10.50	04/01/2019	1,063	1,236
FHLMC	10.50	05/01/2019	792	939
FHLMC	10.50	06/01/2019	9,028	10,608
FHLMC	10.50	07/01/2019	1,537	1,824
FHLMC FHA Project Loan (i)	7.44	03/15/2013	103,054	103,054
FHLMC Series 2301 Class MO	6.00	10/15/2013	4,841,581	4,985,852
FHLMC Series 2958 Class QD	4.50	04/15/2020	3,703,000	4,052,412
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	693,018	842,233
FHLMC Structured Pass-Through Securities Series T-57 Class 2A1 ±	3.58	07/25/2043	34,206	34,974
FHLMC Structured Pass-Through Securities Series T-59 Class 2A1 ±	3.26	10/25/2043	1,323,209	1,375,771
FNMA ±	2.30	11/01/2031	111,064	116,123
FNMA	3.25	04/01/2015	4,579,944	4,856,773
FNMA	6.00	04/01/2021	3,255,906	3,560,070
FNMA	6.00	03/01/2033	1,343,553	1,491,793
FNMA	6.50	08/01/2031	860,210	978,420
FNMA	8.00	03/01/2013	10,193	10,486
FNMA	8.00	04/01/2017	346,570	379,586
FNMA	8.00	09/01/2019	219,624	249,830
FNMA	8.00	09/01/2023	22,508	24,905
FNMA	8.33	07/15/2020	70,475	82,294
FNMA	8.50	11/01/2012	2,068	2,125
FNMA	8.50	07/01/2018	130,380	147,408
FNMA	8.50	02/01/2023	227,890	243,372
FNMA	9.00	02/15/2020	2,569	3,037
FNMA	9.00	11/01/2024	206,157	244,920
FNMA	11.00	10/15/2020	214,667	245,663
FNMA	12.00	03/01/2017	31,149	36,157
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	124,907	147,890
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	05/25/2042	1,072,898	1,357,319
FNMA Series 1989-29 Class Z	10.00	06/25/2019	218,887	251,782
FNMA Series 1989-63 Class Z	9.40	10/25/2019	128,738	144,960
FNMA Series 2004-90 Class XY	4.00	09/25/2034	2,931,818	2,990,486
FNMA Series G95-2	10.00	05/25/2020	309,398	71,252
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.03	06/25/2033	45,921	45,913
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.29	08/25/2042	1,818,382	1,963,425
FNMA Whole Loan Series 2003-W6 Class PT4	9.57	10/25/2042	165,814	191,761
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	07/25/2034	3,406,392	3,535,611
GNMA	7.00	05/15/2013	4,869	4,874
GNMA	7.50	02/15/2013	2,820	2,857
GNMA	8.00	12/15/2023	76,484	91,315
GNMA	9.00	11/15/2017	132,407	150,127
GNMA	9.00	11/15/2024	58,399	68,418
GNMA	10.00	02/20/2018	13,198	14,975
GNMA	12.50	04/15/2019	470,441	484,499
GNMA Series 2005-90 Class A	3.76	09/16/2028	2,006,976	2,052,077

1

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
SBA (i)(c)(a)	3.68%	10/06/2015	$97,358	$4,654
Total Agency Securities (Cost $52,280,613)				53,533,557
Asset-Backed Securities: 7.90%
Chase Issuance Trust Series 2007-A18 Class A ±	0.51	01/15/2015	1,600,000	1,602,887
Chase Issuance Trust Series 2009-A2 Class A2 ±	1.80	04/15/2014	6,000,000	6,034,393
Citibank Credit Card Issuance Trust Series 2009-A1 Class A1 ±	2.00	03/17/2014	5,500,000	5,526,633
CNH Equipment Trust Series 2011-A Class A2	0.62	06/16/2014	2,000,000	1,997,983
ContiMortgage Net Interest Margin Notes Series 1997-A Class A (i)	7.23	10/16/2028	4,157,517	1,299
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	01/15/2014	5,000,000	4,999,495
GE Equipment Midticket LLC Series 2010-1 Class A2 144A	0.61	01/14/2013	445,961	445,930
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.31	02/25/2034	2,150,725	1,665,297
Honda Auto Receivables Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	1,018,606	1,018,527
Hyundai Auto Lease Securitization Trust Series 2011 Class A2 144A	0.69	11/15/2013	1,600,000	1,598,296
John Deere Owner Trust Series 2011-A Class A2	0.64	06/16/2014	3,000,000	2,998,471
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2 144A	0.79	04/15/2013	2,406,717	2,408,143
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	01/15/2014	3,500,000	3,500,250
Newcastle Investment Trust Series 2011-MH1 Class A 144A	2.45	12/10/2033	1,685,755	1,699,338
Nissan Auto Lease Trust Series 2010-B Class A2	0.90	05/15/2013	1,715,466	1,716,973
Nissan Auto Receivables Owner Trust Series 2010-A Class A2	0.55	03/15/2013	608,791	608,784
Nissan Auto Receivables Owner Trust Series 2011-A Class A2	0.65	12/16/2013	5,500,000	5,513,076
Porsche Innovative Lease Owner Pilot Series 2011-1 Class A2 144A	0.92	02/20/2014	3,500,000	3,500,952
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.73	03/25/2032	41,875	40,535
Structured Asset Investment Loan Trust Series 2003-BC10 Class M1 ±	1.38	10/25/2033	1,198,549	910,897
Structured Asset Investment Loan Trust Series 2003-BC3 Class M1 ±	1.68	04/25/2033	1,422,103	1,123,454
Toyota Auto Receivables Owner Trust Series 2010-C Class A2	0.51	12/17/2012	1,652,046	1,651,666
Volkswagen Auto Lease Trust Series 2010-A Class A2	0.77	01/22/2013	1,289,100	1,289,891
Total Asset-Backed Securities (Cost $57,105,047)				51,853,170
Corporate Bonds and Notes: 44.31%
Consumer Discretionary : 9.05%
Auto Components: 0.47%
AutoZone Incorporated	5.88	10/15/2012	3,000,000	3,115,155
Diversified Consumer Services: 0.31%
Life Technologies Corporation	3.38	03/01/2013	2,000,000	2,041,964
Hotels, Restaurants & Leisure : 1.06%
Darden Restaurants Incorporated	5.63	10/15/2012	2,000,000	2,075,416
Starwood Hotels & Resorts Worldwide Incorporated	7.88	10/15/2014	2,500,000	2,781,250
Yum! Brands Incorporated	7.70	07/01/2012	2,000,000	2,070,682
				6,927,348
Leisure Equipment & Products: 0.45%
Hasbro Incorporated	6.13	05/15/2014	2,725,000	2,978,695
Media : 4.11%
CBS Corporation	8.20	05/15/2014	3,000,000	3,412,167
Comcast Corporation	10.63	07/15/2012	2,500,000	2,634,535
Historic TW Incorporated	9.13	01/15/2013	2,000,000	2,160,422
Interpublic Group of Companies Incorporated	6.25	11/15/2014	2,860,000	3,056,625
News America Incorporated	5.30	12/15/2014	3,120,000	3,426,222
Sirius XM Radio Incorporated 144A	9.75	09/01/2015	3,000,000	3,247,500
TCM LLC 144A	3.55	01/15/2015	2,000,000	2,095,124
Time Warner Cable Incorporated	8.25	02/14/2014	3,000,000	3,386,397

2

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Media (continued)
Viacom Incorporated	4.38%	09/15/2014	$3,300,000	$3,538,818
				26,957,810
Multiline Retail : 0.78%
JCPenney Company Incorporated	9.00	08/01/2012	3,000,000	3,135,000
Macy’s Incorporated	5.35	03/15/2012	2,000,000	2,019,178
				5,154,178
Specialty Retail : 1.87%
Best Buy Company Incorporated	6.75	07/15/2013	3,035,000	3,219,580
Harley Davidson Funding 144A	5.75	12/15/2014	1,500,000	1,620,968
Home Depot Incorporated	5.25	12/16/2013	3,000,000	3,248,805
Staples Incorporated	9.75	01/15/2014	3,665,000	4,187,002
				12,276,355
Consumer Staples : 3.17%
Beverages : 0.64%
Dr Pepper Snapple Group Incorporated	1.70	12/21/2011	1,000,000	1,000,384
Miller Brewing Corporation 144A	5.50	08/15/2013	3,000,000	3,207,387
				4,207,771
Food & Staples Retailing : 0.74%
CVS Caremark Corporation 144A	7.77	01/10/2012	1,543,373	1,558,807
Safeway Incorporated	6.25	03/15/2014	3,000,000	3,312,705
				4,871,512
Food Products : 0.49%
Cadbury Schweppes Company 144A	5.13	10/01/2013	3,000,000	3,179,805
Kraft Foods Incorporated	6.25	06/01/2012	22,000	22,557
				3,202,362
Household Products : 0.95%
Clorox Company	5.00	01/15/2015	3,000,000	3,249,681
Procter & Gamble Company	0.70	08/15/2014	3,000,000	3,012,336
				6,262,017
Tobacco: 0.35%
Altria Group Incorporated	7.75	02/06/2014	2,000,000	2,265,956
Energy : 3.65%
Energy Equipment & Services : 1.44%
Indiana Michigan Power Company	6.38	11/01/2012	2,000,000	2,089,970
Kinder Morgan Energy Partners LP	5.13	11/15/2014	3,000,000	3,251,859
Nevada Power Company	6.50	04/15/2012	2,000,000	2,039,086
Weatherford International Limited	5.15	03/15/2013	2,000,000	2,083,872
				9,464,787
Oil, Gas & Consumable Fuels : 2.21%
El Paso Pipeline Corporation	4.10	11/15/2015	3,000,000	3,069,507
Energy Transfer Partners LP	5.65	08/01/2012	2,000,000	2,049,266
Petrohawk Energy Corporation	7.88	06/01/2015	3,000,000	3,195,000

3

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	6.88%	04/15/2012	$3,000,000	$3,062,700
Williams Partners LP	3.80	02/15/2015	3,000,000	3,140,967
				14,517,440
Financials : 15.69%
Capital Markets : 0.66%
Jefferies Group Incorporated «	5.88	06/08/2014	2,420,000	2,277,825
Raymond James Financial	4.25	04/15/2016	2,000,000	2,069,444
				4,347,269
Commercial Banks : 2.71%
Australia and New Zealand Banking Group Limited 144A	2.40	11/23/2016	3,000,000	2,946,618
Credit Suisse	2.20	01/14/2014	3,000,000	2,954,532
Hudson United Bank	7.00	05/15/2012	1,195,000	1,223,847
Inter-American Development Bank ±	0.93	05/20/2014	4,000,000	4,052,068
Key Bank NA	5.50	09/17/2012	2,000,000	2,061,024
M&I Marshall & IIsley Bank	5.25	09/04/2012	3,240,000	3,341,927
PNC Funding Corporation ±	0.57	04/01/2012	1,200,000	1,201,159
				17,781,175
Consumer Finance : 1.18%
American Honda Finance Corporation 144A	2.38	03/18/2013	2,600,000	2,638,584
Capital One Financial Corporation	6.25	11/15/2013	2,000,000	2,141,130
Ford Motor Credit Company LLC	3.88	01/15/2015	3,000,000	2,940,567
				7,720,281
Diversified Financial Services : 5.87%
American Express Centurion	5.55	10/17/2012	2,000,000	2,076,548
Bank of America Corporation	3.13	06/15/2012	5,000,000	5,082,590
Bank of New York Mellon Corporation ±	0.53	06/29/2012	1,600,000	1,603,906
ERAC USA Finance Company 144A	2.25	01/10/2014	3,000,000	2,990,331
Fifth Third Bancorp Cincinnati Ohio ±	0.58	05/17/2013	2,000,000	1,953,130
General Electric Capital Corporation	4.80	05/01/2013	3,000,000	3,133,020
Huntington Capital Trust I ±	1.13	02/01/2027	2,000,000	1,471,464
JPMorgan Chase & Company ±	0.61	12/26/2012	5,300,000	5,324,433
Morgan Stanley	3.25	12/01/2011	4,000,000	4,000,000
Morgan Stanley	4.75	04/01/2014	3,000,000	2,879,175
Santander Holdings USA	4.63	04/19/2016	2,000,000	1,894,298
SLM Corporation Series MTN	5.13	08/27/2012	3,000,000	3,000,588
Woodside Finance Limited 144A	4.50	11/10/2014	3,000,000	3,173,193
				38,582,676
Insurance : 2.48%
American International Group Incorporated	4.25	05/15/2013	3,000,000	2,976,834
Genworth Life Institutional Funding Trust 144A	5.88	05/03/2013	2,035,000	2,067,792
Mass Mutual Global Funding II 144A	3.63	07/16/2012	1,000,000	1,015,384
Metropolitan Life Global Funding I 144A	2.00	01/10/2014	1,000,000	1,001,670
Metropolitan Life Global Funding I 144A	5.13	04/10/2013	2,000,000	2,090,316
Montpelier Holdings Limited	6.13	08/15/2013	2,900,000	2,957,394
New York Life Global Funding 144A	5.25	10/16/2012	2,000,000	2,083,310
Pricoa Global Funding 144A	5.40	10/18/2012	2,000,000	2,068,002
				16,260,702

4

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
REIT : 2.79%
Dexus Property Group 144A	7.13%	10/15/2014	$3,000,000	$3,268,164
Digital Realty Trust LP	4.50	07/15/2015	3,000,000	3,045,219
Federal Realty Investment Trust	5.95	08/15/2014	1,000,000	1,069,971
Healthcare Realty Trust Incorporated	5.13	04/01/2014	2,000,000	2,058,442
Nationwide Health Properties Incorporated	8.25	07/01/2012	1,720,000	1,759,803
Ventas Realty LP	9.00	05/01/2012	3,000,000	3,071,718
WEA Finance LLC 144A	7.50	06/02/2014	3,630,000	4,052,162
				18,325,479
Health Care : 2.48%
Biotechnology: 0.46%
Amgen Incorporated	1.88	11/15/2014	3,000,000	3,015,342
Health Care Equipment & Supplies: 0.34%
Boston Scientific Corporation	6.25	11/15/2015	2,000,000	2,207,460
Health Care Providers & Services : 1.68%
AmerisourceBergen Corporation	5.88	09/15/2015	3,450,000	3,918,344
Anthem Incorporated	6.80	08/01/2012	2,925,000	3,036,840
Coventry Health Care Incorporated	5.88	01/15/2012	2,000,000	2,008,284
UnitedHealth Group Incorporated	4.88	02/15/2013	2,000,000	2,085,948
				11,049,416
Industrials : 3.41%
Aerospace & Defense: 0.48%
BAE Systems Holdings Incorporated 144A	4.95	06/01/2014	3,000,000	3,173,181
Building Products: 0.53%
Masco Corporation	5.88	07/15/2012	3,400,000	3,457,824
Commercial Services & Supplies : 1.04%
Brambles USA Incorporation 144A	3.95	04/01/2015	2,000,000	2,085,472
Equifax Incorporated	4.45	12/01/2014	2,000,000	2,087,786
R.R. Donnelley & Sons Company	4.95	04/01/2014	2,685,000	2,631,300
				6,804,558
Electrical Equipment : 0.64%
Agilent Technologies Incorporated	4.45	09/14/2012	2,000,000	2,043,424
Roper Industries Incorporated	6.63	08/15/2013	2,000,000	2,148,824
				4,192,248
Machinery: 0.40%
SPX Corporation	7.63	12/15/2014	2,450,000	2,642,938
Road & Rail: 0.32%
CSX Corporation	6.30	03/15/2012	2,100,000	2,129,843
Information Technology : 0.83%
Office Electronics: 0.32%
Xerox Corporation	8.25	05/15/2014	1,855,000	2,102,759
Software: 0.51%
CA Incorporated	6.13	12/01/2014	3,000,000	3,339,177

5

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Materials : 0.48%
Chemicals: 0.16%
Mosaic Company 144A	7.63%	12/01/2016	$1,000,000	$1,038,130
Metals & Mining: 0.32%
Teck Cominco Incorporated	7.00	09/15/2012	2,000,000	2,086,054
Telecommunication Services : 1.81%
Diversified Telecommunication Services : 1.34%
Crown Castle Towers LLC 144A	3.21	08/15/2035	2,000,000	2,024,370
Qwest Corporation ±	3.60	06/15/2013	2,500,000	2,506,250
Verizon New England Incorporated	4.75	10/01/2013	3,000,000	3,157,437
Verizon Wireless Capital LLC	7.38	11/15/2013	1,000,000	1,118,153
				8,806,210
Wireless Telecommunication Services : 0.47%
Alltel Corporation	7.00	07/01/2012	945,000	978,330
SBA Tower Trust 144A	4.25	04/15/2040	2,000,000	2,110,800
				3,089,130
Utilities : 3.74%
Electric Utilities : 3.59%
Allegheny Energy Supply Company LLC 144A	8.25	04/15/2012	2,000,000	2,047,932
Ameren Corporation	8.88	05/15/2014	3,738,000	4,223,809
Commonwealth Edison Company Series 105	5.40	12/15/2011	700,000	700,879
Duke Energy Ohio Incorporated	5.70	09/15/2012	3,000,000	3,108,726
FPL Group Capital Incorporation	2.60	09/01/2015	3,000,000	3,019,563
Great Plains Energy Incorporated	2.75	08/15/2013	1,000,000	1,013,958
Niagara Mohawk Power Corporation 144A	3.55	10/01/2014	3,667,000	3,853,819
PECO Energy Company	5.00	10/01/2014	2,000,000	2,213,422
Virginia Electric & Power Company	5.25	12/15/2015	3,000,000	3,436,077
				23,618,185
Multi-Utilities: 0.15%
CMS Energy Corporation	2.75	05/15/2014	1,000,000	977,179
Total Corporate Bonds and Notes (Cost $289,646,325)				290,990,566
Municipal Bonds and Notes: 6.75%
Alabama : 0.25%
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	1,570,000	1,655,801
California : 2.26%
California PCFA Solid Waste Disposal (Resource Recovery Revenue) ±	1.20	08/01/2023	1,000,000	999,970
California PCFA Waste Services Incorporated Series A (Resource Recovery Revenue) ±	2.63	06/01/2018	3,000,000	3,040,080
Munimae Trust Series 2001-2 Class A (Housing Revenue, FHLMC Insured) ±	4.00	10/26/2016	3,875,000	3,881,045
Northern California Power Agency Series B (Utilities Revenue)	2.75	07/01/2012	2,000,000	2,004,960
Oakland-Alameda County CA Coliseum Authority (Lease Revenue)	6.80	12/06/2011	2,900,000	2,900,000

6

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
University of California Build America Bonds (Education Revenue) ±	1.99%	05/15/2050	$2,000,000	$2,031,020
				14,857,075
Florida : 0.49%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63	08/01/2023	1,200,000	1,203,732
Miami-Dade County FL School Board COP (Lease Revenue, NATL-RE FGIC Insured)	5.00	05/01/2013	1,870,000	1,989,811
				3,193,543
Georgia : 0.49%
Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Energy Revenue, GO of Authority Insured)	4.77	08/01/2015	3,000,000	3,249,000
Indiana : 0.23%
Indiana State EDFA AMT Republic Services Incorporated Project (Resource Recovery Revenue) ±	1.05	05/01/2034	1,500,000	1,500,000
Kentucky : 0.28%
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, XLCA Insured)	5.00	03/01/2012	1,830,000	1,846,433
Louisiana : 0.46%
Louisiana State Gas & Fuels Tax Build America Bonds Series A-4 (Tax Revenue) ±	2.75	05/01/2043	3,000,000	3,013,440
New York : 0.18%
Babylon NY IDAG Taxable Covanta Babylon Series B (IDR)	4.67	01/01/2012	515,000	516,159
Onondaga County NY Property Tax Receivables (Lease Revenue)	3.50	04/01/2013	695,000	695,591
				1,211,750
Ohio : 0.45%
Columbus Franklin County OH Finance Authority Research & Development (IDR)	3.45	02/15/2015	2,885,000	2,957,240
Oregon : 0.48%
Oregon School Boards Association Series A (Miscellaneous Revenue, NATL-RE FGIC Insured) (z)	1.29	06/30/2013	3,200,000	3,134,784
Texas : 0.02%
Reeves County TX Lease Rentals Law Enforcement (Lease Revenue, ACA Insured)	5.75	03/01/2012	125,000	125,004
West Virginia : 0.46%
West Virginia Solid Waste Disposal Facilities Amos Project Series A (Resource Recovery Revenue) ±	2.00	01/01/2041	3,000,000	3,013,620
Wisconsin : 0.70%
Marshfield WI Taxable BAN Series B (Utilities Revenue)	2.00	12/01/2011	2,500,000	2,500,100
Menomonee Falls WI (Tax Revenue)	4.25	11/01/2014	2,000,000	2,085,200
				4,585,300
Total Municipal Bonds and Notes (Cost $43,810,840)				44,342,990
Non-Agency Mortgage Backed Securities: 6.55%
Aames Mortgage Trust Series 2003-1 Class M1 ±	1.28	10/25/2033	4,356,098	3,483,375

7

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.71%	10/20/2032	$84,246	$79,408
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A3	4.49	02/11/2041	3,750,815	3,830,861
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.59	12/25/2034	165,492	130,354
ContiMortgage Home Equity Trust Series 1996-2 (i)(c)	0.14	07/15/2027	1,569,022	16
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.99	06/19/2031	487,712	432,914
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.29	09/25/2034	120,702	66,613
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C3 Class A5	3.94	05/15/2038	3,000,000	3,060,495
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C1 Class AAB	5.58	02/15/2039	2,076,457	2,178,899
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	09/20/2019	282,913	283,894
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.00	09/25/2033	862,883	724,406
Golden National Mortgage Asset Backed Certificates Series 1998-GN1 Class M2 (i)	8.02	02/25/2027	61,118	61,117
GS Mortgage Securites Corporation II Series 2003-C1 Class A3	4.61	01/10/2040	2,969,000	3,045,562
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A	8.00	09/19/2027	543,955	562,995
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±144A	0.66	06/25/2034	1,742,384	1,421,266
GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1 ±144A	3.72	06/25/2034	1,346,058	1,218,204
GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1 ±144A	0.61	01/25/2036	1,277,984	930,447
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 ±144A	0.66	04/25/2036	1,610,616	1,287,504
GSR Mortgage Loan Trust Series 2004-1 Class 2A2 ±	1.94	04/25/2032	261,781	214,974
Jeffries & Company Series 2010-R7 Class 7A6 144A	3.25	10/26/2036	1,257,467	1,253,656
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A2	4.99	01/12/2037	3,285,000	3,381,707
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.63	10/25/2032	19,824	18,578
Morgan Stanley Capital I Series 1999-WF1 Class X (c)144A	1.26	11/15/2031	5,633,847	174,306
Morgan Stanley Capital I Series 2004-IQ8 Class A4	4.90	06/15/2040	1,556,763	1,562,165
Morgan Stanley Dean Witter Captial I Series 2003-TOP9 Class A2	4.74	11/13/2036	3,690,304	3,795,902
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1	2.76	02/25/2035	1,760,080	1,373,145
Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.32	03/15/2030	3,685,000	3,876,712
Residential Finance Limited Partnership Series 2003-C Class B3 ±144A	1.65	09/10/2035	3,186,818	2,460,574
Salomon Brothers Mortgage Securities VI Series 1987-3 Class A (z)	0.29	10/23/2017	6,867	6,748
Structured Asset Securities Corporation Series 1998-RF2 Class A 144A	7.73	07/15/2027	1,664,344	1,676,367
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO (i)(z)	1.51	06/25/2023	9,692	8,129
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.22	12/25/2034	48,408	41,502
Wilshire Funding Corporation Series 1996-3 Class M2	5.82	08/25/2032	157,835	154,356
Wilshire Funding Corporation Series 1996-3 Class M3	5.82	08/25/2032	160,269	152,800
Wilshire Funding Corporation Series 1998-2 Class M1	2.00	12/28/2037	51,120	46,360
Total Non-Agency Mortgage Backed Securities (Cost $46,634,367)				42,996,311
U.S. Treasury Securities: 2.03%
U.S. Treasury Note	0.50	08/15/2014	1,910,000	1,916,716
U.S. Treasury Note «	1.00	07/15/2013	8,450,000	8,554,307
U.S. Treasury Note	1.50	07/31/2016	2,105,000	2,164,696
U.S. Treasury Note	1.88	02/28/2014	665,000	688,275
U.S. Treasury Note	4.88	06/30/2012	25,000	25,694
Total U.S. Treasury Securities (Cost $13,254,088)				13,349,688

8

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Yankee Corporate Bonds and Notes: 17.65%
Consumer Discretionary : 0.94%
Media : 0.61%
Pearson Finance Two plc 144A	5.50%	05/06/2013	$2,500,000	$2,637,785
Vivendi SA 144A	5.75	04/04/2013	1,335,000	1,395,720
				4,033,505
Multiline Retail: 0.33%
Wesfarmers Limited 144A	7.00	04/10/2013	2,000,000	2,134,618
Consumer Staples : 0.33%
Food & Staples Retailing: 0.33%
Delhaize Group	5.88	02/01/2014	2,000,000	2,176,924
Energy : 0.50%
Oil, Gas & Consumable Fuels: 0.50%
Husky Energy Incorporated	5.90	06/15/2014	3,000,000	3,270,210
Financials : 12.91%
Capital Markets : 1.07%
Amvescap plc	5.38	12/15/2014	1,600,000	1,716,578
BP Capital Markets plc	5.25	11/07/2013	3,000,000	3,220,761
Macquarie Group Limited 144A	7.30	08/01/2014	2,005,000	2,108,191
				7,045,530
Commercial Banks : 10.37%
ABN Amro Bank NV 144A	3.00	01/31/2014	2,630,000	2,608,484
Australia & New Zealand Banking Group Limited ±144A	0.63	06/18/2012	4,000,000	4,001,800
Banco Santander Chile 144A	2.88	11/13/2012	2,000,000	2,005,826
Bank of Montreal 144A	1.30	10/31/2014	2,500,000	2,493,895
Bank of Nova Scotia 144A	1.65	10/29/2015	3,430,000	3,411,200
Bank of Nova Scotia 144A	2.15	08/03/2016	3,000,000	3,007,122
Canadian Imperial Bank 144A	0.90	09/19/2014	4,100,000	4,054,543
Canadian Imperial Bank 144A	2.75	01/27/2016	3,000,000	3,095,553
Commonwealth Bank of Australia ±	0.87	07/23/2014	4,000,000	3,930,756
Corp Andina De Fomento	3.75	01/15/2016	3,385,000	3,414,978
Dnb Nor Boligkreditt AS 144A	2.90	03/29/2017	3,000,000	3,102,555
HSBC Bank plc 144A	1.63	07/07/2014	4,000,000	3,956,728
Lloyds TSB Bank plc 144A	4.38	01/12/2015	2,910,000	2,812,332
Nordea Eiendomskreditt 144A	1.88	04/07/2014	6,500,000	6,537,297
Royal Bank of Scotland plc	3.95	09/21/2015	3,115,000	2,936,598
Standard Chartered plc 144A	3.85	04/27/2015	2,760,000	2,775,840
Swedbank AB 144A	3.00	12/22/2011	3,000,000	3,003,408
Swedbank Hypotek 144A	2.13	08/31/2016	3,000,000	2,941,269
Toronto Dominion Bank 144A«	0.88	09/12/2014	4,000,000	3,967,276
Westpac Banking Corporation ±144A	0.53	12/14/2012	4,000,000	4,006,672
				68,064,132
Diversified Financial Services : 1.47%
Abbey National Treasury Services plc	4.00	04/27/2016	3,000,000	2,676,276
BAT International Finance plc 144A	8.13	11/15/2013	2,000,000	2,248,504
UBS AG Stamford CT	2.25	08/12/2013	2,000,000	1,980,084
Volkswagen International Finance NV 144A	1.88	04/01/2014	2,770,000	2,773,939
				9,678,803

9

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name			Principal	Value
Industrials : 0.32%
Building Products: 0.32%
Tyco Electronics Group SA	6.00%	10/01/2012	$2,000,000	$2,082,028
Materials : 1.24%
Metals & Mining : 1.08%
Arcelormittal	5.38	06/01/2013	3,500,000	3,572,534
Rio Tinto Finance USA Limited	8.95	05/01/2014	3,000,000	3,508,422
				7,080,956
Paper & Forest Products: 0.16%
PE Paper Escrow GmbH 144A	12.00	08/01/2014	1,000,000	1,065,000
Telecommunication Services : 1.41%
Diversified Telecommunication Services : 1.11%
Deutsche Telekom International Finance BV	5.25	07/22/2013	3,000,000	3,162,624
Telecom Italia Capital	5.25	11/15/2013	1,500,000	1,443,600
Telefonos de Mexico SA	5.50	01/27/2015	2,510,000	2,699,513
				7,305,737
Wireless Telecommunication Services: 0.30%
Telefonica Moviles Chile SA 144A	2.88	11/09/2015	2,000,000	1,958,352
Total Yankee Corporate Bonds and Notes (Cost $115,737,494)				115,895,795
Other: 0.09%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)			366,152	131,448
VFNC Corporation, Pass-Through Entity, 0.26% ±(i)(a)144A(v)			987,385	483,819
Total Other (Cost $248,809)				615,267

	Interest Rate	Maturity Date
Short-Term Investments: 6.84%
U.S. Treasury Securities : 0.05%
U.S. Treasury Bill #	0.01	12/22/2011	300,000	299,998

	Yield		Shares
Investment Companies : 6.79%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.05		39,065,921	39,065,921
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.17		5,560,466	5,560,466
				44,626,387
Total Short-Term Investments (Cost $44,926,387)				44,926,385

10

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

	12/22/2011	12/22/2011	12/22/2011	12/22/2011	12/22/2011
Total Investments in Securities (Cost $663,643,970)*	100.27%				658,503,729
Other Assets and Liabilities, Net	(0.27)				(1,796,468)

Total Net Assets	100.00%				$656,707,261

±	Variable rate investment.
(i)	Illiquid security.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(z)	Zero coupon security. Rate represents yield to maturity.
(v)	Security represents investment of cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $663,643,970 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,286,767
Gross unrealized depreciation	(13,427,008)

Net unrealized depreciation	$(5,140,241)

11

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short Term Bond Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	0	53,425,849	107,708	53,533,557
Asset-backed securities	0	51,851,871	1,299	51,853,170
Corporate bonds and notes	0	289,431,759	1,558,807	290,990,566
Municipal bonds and notes	0	44,342,990	0	44,342,990
Non-agency mortgage backed securities	0	42,996,311	0	42,996,311
U.S. Treasury securities	13,349,688	0	0	13,349,688
Yankee corporate bonds and notes	0	115,895,795	0	115,895,795
Other	0	0	615,267	615,267
Short-term investments
Investment companies	39,065,921	5,560,466	0	44,626,387
U.S. Treasury securities	299,998	0	0	299,998

	$52,715,607	$603,505,341	$2,283,081	$658,503,729

As of November 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(7,273)	$0	$0	$(7,273)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency securities	Asset- backed securities	Corporate bonds and notes	Non-agency mortgage backed securities	Other	Total
Balance as of August 31, 2011	$112,643	$13,509	$1,636,231	$1,922,151	$691,965	$4,376,499
Accrued discounts (premiums)	0	0	(6,997)	0	0	(6,997)
Realized gains (losses)	(76,266)	(302,765)	(236)	(2,099)	0	(381,366)
Change in unrealized gains (losses)	75,240	217,119	(17,242)	7,928	(39,264)	243,781
Purchases	0	73,436	0	0	0	73,436
Sales	(3,909)	0	(52,949)	(674,324)	(37,434)	(768,616)
Transfers into Level 3	0	0	0	0	0	0
Transfers out of Level 3	0	0	0	(1,253,656)	0	(1,253,656)

Balance as of November 30, 2011	$107,708	$1,299	$1,558,807	$0	$615,267	$2,283,081

Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(574)	$0	$(23,151)	$0	$(57,608)	$(81,333)

Derivative transactions

During the three months ended November 30, 2011, the Fund entered into futures contracts to speculate on interest rates.

At November 30, 2011, the Fund had long futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at November 30, 2011	Net Unrealized Gains (Losses)
March 2012	349 Long	2-Year U.S. Treasury Notes	$76,954,500	$(7,273)

The Fund had an average notional amount of $56,430,819 in long futures contracts and $5,695,892 in short futures contracts during the three months ended November 30, 2011.

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes: 61.13%
Consumer Discretionary : 16.97%
Auto Components : 2.02%
American Axle & Manufacturing Holdings Incorporated	5.25%	02/11/2014	$7,000,000	$6,790,000
Tenneco Incorporated	8.13	11/15/2015	5,000,000	5,150,000
TRW Automotive Incorporated 144A	8.88	12/01/2017	3,325,000	3,557,750
				15,497,750
Diversified Consumer Services : 0.95%
Service Corporation International	6.75	04/01/2015	3,000,000	3,187,500
Service Corporation International	7.38	10/01/2014	3,740,000	4,057,900
				7,245,400
Hotels, Restaurants & Leisure : 1.51%
Firekeepers Development Authority 144A	13.88	05/01/2015	5,000,000	5,643,750
Starwood Hotels & Resorts Worldwide Incorporated	7.88	10/15/2014	3,000,000	3,337,500
Tunica-Biloxi Gaming Authority 144A	9.00	11/15/2015	2,580,000	2,554,200
				11,535,450
Household Durables : 1.98%
DR Horton Incorporated	6.13	01/15/2014	3,000,000	3,075,000
Jarden Corporation	8.00	05/01/2016	6,500,000	7,020,000
Mohawk Industries Incorporated Series D	7.20	04/15/2012	2,107,000	2,138,605
Pulte Homes Incorporated	5.25	01/15/2014	3,000,000	2,947,500
				15,181,105
Leisure Equipment & Products: 0.70%
Easton Bell Sports Incorporated	9.75	12/01/2016	5,000,000	5,362,500
Media : 6.82%
Belo Corporation	6.75	05/30/2013	2,000,000	2,080,000
Catalina Marketing Corporation 144A¥	10.50	10/01/2015	5,115,000	5,070,244
CCH II Capital Corporation	13.50	11/30/2016	6,500,000	7,491,250
CSC Holdings LLC	8.50	04/15/2014	7,000,000	7,761,250
EchoStar DBS Corporation	6.63	10/01/2014	8,505,000	8,813,306
Gannett Companies Incorporated	6.38	04/01/2012	2,000,000	2,015,000
Gannett Companies Incorporated	8.75	11/15/2014	5,000,000	5,312,500
Lamar Media Corporation Series C	9.75	04/01/2014	6,500,000	7,101,250
Sirius XM Radio Incorporated 144A	9.75	09/01/2015	4,000,000	4,330,000
XM Satellite Radio Holdings Incorporated 144A	13.00	08/01/2014	2,000,000	2,260,000
				52,234,800
Multiline Retail: 0.35%
Macy’s Incorporated	5.75	07/15/2014	2,500,000	2,694,460
Specialty Retail : 1.79%
Avis Budget Car Rental LLC ±	2.96	05/15/2014	5,000,000	4,575,000
GameStop Corporation	8.00	10/01/2012	300,000	300,750
Limited Brands Incorporated	5.25	11/01/2014	4,000,000	4,160,000
Simmons Bedding Company 144A	11.25	07/15/2015	4,540,000	4,687,550
				13,723,300
Textiles, Apparel & Luxury Goods: 0.85%
Hanesbrands Incorporated «	8.00	12/15/2016	6,000,000	6,465,000

1

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Staples : 3.52%
Beverages: 0.78%
Constellation Brands Incorporated	8.38%	12/15/2014	$5,385,000	$5,977,350
Food & Staples Retailing : 1.01%
Albertsons Incorporated	7.25	05/01/2013	5,750,000	5,922,500
CVS Caremark Corporation 144A	7.77	01/10/2012	1,791,644	1,809,560
				7,732,060
Food Products : 1.73%
Dole Food Company Incorporated	13.88	03/15/2014	5,500,000	6,366,250
Smithfield Foods Incorporated	10.00	07/15/2014	6,000,000	6,870,000
				13,236,250
Energy : 9.91%
Oil, Gas & Consumable Fuels : 9.91%
Arch Coal Incorporated	8.75	08/01/2016	6,000,000	6,555,000
Berry Petroleum Companies Class A	10.25	06/01/2014	2,000,000	2,260,000
Bill Barrett Corporation	9.88	07/15/2016	6,000,000	6,570,000
Chesapeake Energy Corporation	9.50	02/15/2015	5,700,000	6,412,500
Coffeyville Resources Refining & Marketing LLC 144A	9.00	04/01/2015	4,000,000	4,260,000
Encore Acquisition Company	9.50	05/01/2016	2,500,000	2,756,250
Forest Oil Corporation	8.50	02/15/2014	6,000,000	6,450,000
Holly Energy Partners LP	6.25	03/01/2015	6,675,000	6,574,875
Kinder Morgan Incorporated	5.15	03/01/2015	7,000,000	7,087,500
Newfield Exploration Company	6.63	09/01/2014	4,000,000	4,040,000
Petrohawk Energy Corporation	10.50	08/01/2014	5,500,000	6,125,625
Plains Exploration & Production Company	7.75	06/15/2015	6,520,000	6,788,950
Plains Exploration & Production Company	10.00	03/01/2016	1,500,000	1,695,000
Quicksilver Resources Incorporated	8.25	08/01/2015	3,000,000	3,060,000
Tesoro Corporation	6.25	11/01/2012	2,000,000	2,080,000
Whiting Petroleum Corporation	7.00	02/01/2014	3,000,000	3,180,000
				75,895,700
Financials : 6.78%
Commercial Banks : 1.52%
AmSouth Bancorporation	4.85	04/01/2013	5,014,000	4,813,440
CIT Group Incorporated 144A	5.25	04/01/2014	7,000,000	6,860,000
				11,673,440
Consumer Finance : 4.30%
Arch Western Finance LLC	6.75	07/01/2013	1,658,000	1,658,000
Ford Motor Credit Company LLC	3.88	01/15/2015	2,000,000	1,960,378
Ford Motor Credit Company LLC	8.70	10/01/2014	6,500,000	7,104,227
GMAC LLC	6.75	12/01/2014	1,000,000	980,000
GMAC LLC	7.50	12/31/2013	3,000,000	3,033,750
JBS USA Finance Incorporated	11.63	05/01/2014	2,000,000	2,225,000
Nielsen Finance LLC Company	11.63	02/01/2014	5,975,000	6,811,500
SLM Corporation	5.00	10/01/2013	6,000,000	5,998,752
Toll Brothers Finance Corporation	5.95	09/15/2013	3,000,000	3,138,225
				32,909,832
Diversified Financial Services : 0.96%
Ally Financial Incorporated	4.50	02/11/2014	3,000,000	2,850,000

2

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services (continued)
PHH Corporation	7.13%	03/01/2013	$4,500,000	$4,533,750
				7,383,750
Health Care : 1.85%
Health Care Equipment & Supplies: 0.73%
Fresenius US Finance II Incorporated 144A	9.00	07/15/2015	5,000,000	5,562,500
Health Care Providers & Services: 0.79%
Health Management plc	6.13	04/15/2016	5,930,000	6,033,775
Life Sciences Tools & Services: 0.33%
Community Health Systems Incorporated Series WI «	8.88	07/15/2015	2,500,000	2,568,750
Industrials : 11.48%
Aerospace & Defense : 1.57%
Alliant Techsystems Incorporated	6.75	04/01/2016	5,000,000	5,087,500
Geoeye Incorporated	9.63	10/01/2015	6,250,000	6,937,500
				12,025,000
Commercial Services & Supplies : 5.69%
Acco Brands Corporation	10.63	03/15/2015	5,000,000	5,537,500
ARAMARK Corporation	8.50	02/01/2015	3,000,000	3,075,000
Case Corporation	7.25	01/15/2016	3,500,000	3,710,000
Casella Waste Systems Incorporated	11.00	07/15/2014	5,000,000	5,400,000
Corrections Corporation of America	6.25	03/15/2013	4,000,000	4,010,000
Deluxe Corporation	5.13	10/01/2014	5,000,000	5,000,000
FTI Consulting Incorporated	7.75	10/01/2016	5,500,000	5,692,500
International Lease Finance Corporation	5.65	06/01/2014	3,000,000	2,820,000
International Lease Finance Corporation 144A	6.50	09/01/2014	3,000,000	3,030,000
Libbey Glass Incorporated	10.00	02/15/2015	5,000,000	5,325,000
				43,600,000
Machinery : 2.61%
Case New Holland Incorporated	7.75	09/01/2013	3,500,000	3,675,000
SPX Corporation	7.63	12/15/2014	7,085,000	7,642,944
Terex Corporation	10.88	06/01/2016	5,000,000	5,550,000
Westinghouse Air Brake Technology	6.88	07/31/2013	3,000,000	3,105,000
				19,972,944
Trading Companies & Distributors : 1.61%
Ashtead Capital Incorporated 144A	9.00	08/15/2016	5,500,000	5,665,000
United Rentals North America	10.88	06/15/2016	6,000,000	6,660,000
				12,325,000
Information Technology : 0.87%
Electronic Equipment, Instruments & Components: 0.87%
Jabil Circuit Incorporated	7.75	07/15/2016	6,000,000	6,645,000
Materials : 4.09%
Containers & Packaging : 2.23%
Ball Corporation	7.13	09/01/2016	5,000,000	5,400,000
Berry Plastics Corporation	8.25	11/15/2015	4,000,000	4,240,000

3

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Containers & Packaging (continued)
Silgan Holdings Incorporated	7.25%	08/15/2016	$7,000,000	$7,455,000
				17,095,000
Metals & Mining : 0.94%
Steel Dynamics Incorporated	7.38	11/01/2012	4,000,000	4,140,000
United States Steel Corporation	5.65	06/01/2013	3,000,000	3,045,000
				7,185,000
Paper & Forest Products : 0.92%
Neenah Paper Incorporated	7.38	11/15/2014	2,834,000	2,834,000
Verso Paper Holdings	11.50	07/01/2014	4,150,000	4,233,000
				7,067,000
Telecommunication Services : 4.72%
Diversified Telecommunication Services : 3.73%
Cincinnati Bell Incorporated	7.00	02/15/2015	6,000,000	5,880,000
Frontier Communications Corporation	8.25	05/01/2014	6,340,000	6,546,050
Intelsat Jackson Holdings Limited	9.50	06/15/2016	2,000,000	2,085,000
Qwest Communications International Incorporated Series B	7.50	02/15/2014	5,500,000	5,534,375
SBA Telecommunications Incorporated	8.00	08/15/2016	4,000,000	4,280,000
Windstream Corporation	8.13	08/01/2013	4,000,000	4,230,000
				28,555,425
Wireless Telecommunication Services: 0.99%
Crown Castle International Corporation	9.00	01/15/2015	7,000,000	7,612,500
Utilities : 0.94%
Independent Power Producers & Energy Traders: 0.94%
AES Corporation «	7.75	03/01/2014	6,750,000	7,171,875
Total Corporate Bonds and Notes (Cost $470,461,161)				468,167,916
Municipal Bonds and Notes: 0.63%
California : 0.63%
California Judgment Trust (Miscellaneous Revenue) ±	1.68	06/01/2015	5,165,000	4,862,744
Total Municipal Bonds and Notes (Cost $4,822,819)				4,862,744
Non-Agency Mortgage Backed Securities: 0.01%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±(i)	2.84	04/25/2024	91,693	75,522
Total Non-Agency Mortgage Backed Securities (Cost $91,360)				75,522
Term Loans: 25.12%
AMC Entertainment Incorporated	2.01	01/28/2013	1,445,410	1,435,480
American Rock Salt Holdings LLC	5.50	04/25/2017	5,970,000	5,865,525
Atlantic Broadband Finance LLC	4.00	03/08/2016	4,512,588	4,372,698
Biomet Incorporated	3.32	03/25/2015	6,394,116	6,159,644
Carestream Health Incorporated	5.00	02/25/2017	2,974,758	2,627,217
Cequel Communications Holdings	2.25	11/05/2013	2,968,912	2,921,914
Chrysler Group LLC	6.00	05/24/2017	3,990,000	3,675,788
Cinemark USA Incorporated	3.57	04/29/2016	2,924,827	2,893,385
Clarke American Corporation	2.78	03/26/2014	4,920,394	4,145,432
CommScope Incorporated	5.00	01/14/2018	2,985,000	2,970,075

4

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Term Loans (continued)
Community Health Systems Incorporated	2.51%	07/25/2014	$191,124	$184,255
Community Health Systems Incorporated	2.75	07/25/2014	3,719,666	3,585,981
Convatec Limited	5.75	12/22/2016	496,250	485,829
DaVita Incorporated	4.50	10/20/2016	4,962,500	4,937,688
Dean Foods Company	1.87	04/02/2014	2,432,505	2,337,808
Delphi Corporation	3.50	03/31/2017	4,276,316	4,252,283
Dollar General Corporation	3.04	07/07/2014	4,659,542	4,649,244
Education Management LLC	2.13	06/03/2013	1,983,973	1,862,812
Federal Mogul Corporation	2.19	12/29/2014	2,628,169	2,426,142
Federal Mogul Corporation	2.19	12/28/2015	1,340,903	1,237,828
Freescale Semiconductor	4.50	12/01/2016	2,990,221	2,822,021
Getty Images Incorporated	5.25	11/07/2016	3,922,756	3,917,029
Goodman Global Holdings Incorporated	5.75	10/28/2016	4,191,083	4,177,294
HCA Incorporated	2.62	11/18/2013	6,826,832	6,696,712
Hertz Corporation	3.75	03/09/2018	497,500	491,435
Iasis Healthcare Corporation	5.00	05/03/2018	5,970,000	5,736,812
Intelsat Jackson Holdings SA	5.25	04/02/2018	3,980,000	3,926,947
KAR Auction Services Incorporated	5.00	05/19/2017	4,977,245	4,908,808
Manitowoc Company Incorporated	4.25	11/13/2017	4,987,500	4,931,391
MedAssets Incorporated	5.25	11/16/2016	3,198,159	3,162,180
MetroPCS Wireless Incorporated	4.09	11/04/2016	5,464,711	5,333,940
NBTY Incorporated	4.25	10/02/2017	5,959,975	5,866,463
Neiman Marcus Group	4.75	05/16/2018	4,000,000	3,843,880
Novelis Incorporated	3.75	03/10/2017	2,977,500	2,924,143
Omnova Solutions Incorporated	5.75	05/31/2017	2,351,250	2,296,395
Phillips Van Heusen Corporation	3.50	05/06/2016	3,100,420	3,095,242
Pinnacle Foods Finance LLC	2.78	04/02/2014	2,993,629	2,935,253
Renal Advantage Holdings Incorporated	5.75	12/16/2016	496,250	495,009
Reynolds Group Holdings Incorporated	6.50	02/09/2018	3,980,000	3,908,678
RMK Acquisition Corporation (Aramark)	0.09	01/27/2014	253,281	247,311
RMK Acquisition Corporation (Aramark)	2.24	01/27/2014	2,612,497	2,550,920
Seminole Tribe of Florida	1.88	03/05/2014	727,957	686,100
Seminole Tribe of Florida	1.88	03/05/2014	379,354	357,541
Seminole Tribe of Florida	1.88	03/05/2014	1,368,832	1,290,124
Sensata Technologies BV	4.00	05/11/2018	4,987,500	4,916,827
Springleaf Finance Corporation	5.50	05/05/2017	6,000,000	5,201,280
Styron LLC	6.00	08/02/2017	496,250	426,929
Sungard Data Systems Incorporated	2.00	02/28/2014	2,741,529	2,682,586
Sungard Data Systems Incorporated	3.98	02/26/2016	2,165,952	2,111,803
Swift Transportation Companies Incorporated	6.00	12/21/2016	5,396,874	5,356,398
Syniverse Technologies Incorporated	5.25	12/21/2017	992,500	988,282
Terex Corporation Term Loan B	5.50	04/28/2017	2,000,000	1,995,000
Time Warner Telecom Holdings	3.51	12/29/2016	6,029,976	5,959,607
Toys R Us	5.25	06/14/2018	2,985,000	2,924,046
Toys R Us	6.00	09/01/2016	2,962,500	2,920,521
Transdigm Incorporated	4.00	02/14/2017	3,970,000	3,928,871
UCI International Incorporated	5.50	07/26/2017	3,625,855	3,623,607
Vanguard Health Holding Company LLC	5.00	01/29/2016	3,940,374	3,876,343
West Corporation	4.61	07/15/2016	5,928,923	5,869,634
Total Term Loans (Cost $196,502,988)				192,410,390
Yankee Corporate Bonds and Notes: 4.22%
Consumer Discretionary : 1.60%
Media : 1.60%
Videotron Limited	6.88	01/15/2014	4,612,000	4,629,295
Virgin Media Finance plc	9.50	08/15/2016	7,000,000	7,665,000
				12,294,295

5

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Financials : 0.66%
Consumer Finance: 0.66%
Ineos Finance plc 144A		9.00%	05/15/2015	$5,000,000	$5,037,500
Materials : 1.96%
Chemicals: 0.46%
Nova Chemicals Corporation		6.50	01/15/2012	3,500,000	3,500,000
Metals & Mining: 0.51%
FMG Resources Limited 144A		7.00	11/01/2015	4,000,000	3,870,000
Paper & Forest Products : 0.99%
PE Paper Escrow GmbH 144A		12.00	08/01/2014	4,805,000	5,117,325
UPM Kymmene Corporation 144A		5.63	12/01/2014	2,500,000	2,500,000
					7,617,325
Total Yankee Corporate Bonds and Notes (Cost $33,510,184)					32,319,120
Other: 0.02%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)				148,449	53,293
VFNC Corporation, Pass-Through Entity, 0.26% 144A±(i)(a)(v)				169,614	83,111
Total Other (Cost $57,336)					136,404
Short-Term Investments: 7.82%

		Yield		Shares
Investment Companies : 7.82%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)##		0.05		55,735,018	55,735,018
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.17		4,115,664	4,115,664
Total Short-Term Investments (Cost $59,850,682)					59,850,682
Total Investments in Securities (Cost $765,296,530)*	98.95%				757,822,778
Other Assets and Liabilities, Net	1.05				8,005,448

Total Net Assets	100.00%				$765,828,226

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
±	Variable rate investment.
«	All or a portion of this security is on loan.
(i)	Illiquid security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for delayed delivery securities or unfunded loans.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

6

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

*	Cost for federal income tax purposes is $765,323,896 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,704,866
Gross unrealized depreciation	(12,205,984)

Net unrealized depreciation	$(7,501,118)

7

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate bonds and notes	$0	$466,358,356	$1,809,560	468,167,916
Municipal bonds and notes	0	4,862,744	0	4,862,744
Non-Agency mortgage backed securities	0	75,522	0	75,522
Term loans	0	187,106,550	5,303,840	192,410,390
Yankee corporate bonds and notes	0	32,319,120	0	32,319,120
Other	0	0	136,404	136,404
Short-term investments
Investment companies	55,735,018	4,115,664	0	59,850,682

	$55,735,018	$694,837,956	$7,249,804	$757,822,778

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Term loans	Other	Total
Balance as of August 31, 2011	$1,899,438	$29,375,878	$152,136	$31,427,452
Accrued discounts (premiums)	(3,397)	4,537	0	1,140
Realized gains (losses)	(312)	1,696	0	1,384
Change in unrealized gains (losses)	(24,702)	155,039	(7,644)	122,693
Purchases	0	0	0	0
Sales	(61,467)	(98,336)	(8,088)	(167,891)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	(24,134,974)	0	(24,134,974)

Balance as of November 30, 2011	$1,809,560	$5,303,840	$136,404	$7,249,804

Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(26,875)	$116,856	$(11,821)	$78,160

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 5.20%
FHLB	5.00%	08/15/2012	$5,307,330	$5,470,530
FHLMC ±	2.50	04/01/2032	204,767	215,397
FHLMC ±	2.50	06/01/2032	12,458	13,140
FHLMC ±	2.54	01/01/2029	96,577	97,565
FHLMC ±	2.62	07/01/2029	9,200	9,723
FHLMC ±	2.69	10/01/2031	88,956	89,640
FHLMC	7.00	06/01/2031	645,307	737,858
FHLMC	7.50	12/01/2011	19	19
FHLMC	7.50	06/01/2012	12,681	12,947
FHLMC	7.50	10/01/2012	4,676	4,814
FHLMC	8.00	01/01/2012	348	352
FHLMC	8.00	01/01/2013	4,223	4,290
FHLMC	9.00	11/01/2016	133,110	149,239
FHLMC	9.00	12/01/2016	987,226	1,118,014
FHLMC	9.00	08/01/2018	246,471	280,306
FHLMC	9.00	10/01/2019	118,591	139,526
FHLMC	9.50	12/01/2016	92,809	95,786
FHLMC	9.50	05/01/2020	46,085	53,902
FHLMC	9.50	09/01/2020	278,828	335,658
FHLMC	9.50	12/01/2022	635,500	731,158
FHLMC	10.00	11/01/2021	103,568	120,797
FHLMC	10.50	05/01/2020	231,499	271,131
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	1,332,727	1,619,679
FNMA ±	1.77	10/01/2031	172,176	178,595
FNMA ±	2.28	09/01/2031	91,810	94,373
FNMA ±	2.30	11/01/2031	159,632	166,903
FNMA ±	2.38	05/01/2032	96,768	101,671
FNMA ±	2.47	12/01/2040	597,307	630,180
FNMA ±	2.54	06/01/2032	212,938	214,440
FNMA ±	2.61	01/01/2023	28,833	29,109
FNMA ±	3.10	04/01/2033	11,019	11,620
FNMA ±	3.45	07/01/2033	70,689	71,282
FNMA	5.08	01/01/2012	159,423	159,426
FNMA	6.00	04/01/2021	6,046,683	6,611,558
FNMA	6.50	08/01/2031	1,383,975	1,574,160
FNMA	7.00	05/01/2013	31,636	31,902
FNMA	7.00	11/01/2014	180,292	192,167
FNMA	8.00	03/01/2013	11,281	11,605
FNMA	8.33	07/15/2020	98,121	114,577
FNMA	8.50	11/01/2012	2,772	2,848
FNMA	8.50	07/01/2017	610,315	680,918
FNMA	9.00	10/01/2013	21,335	21,693
FNMA	9.00	12/01/2016	643,194	730,095
FNMA	9.00	02/15/2020	291,201	344,155
FNMA	9.00	10/01/2021	203,551	236,360
FNMA	9.00	06/01/2024	269,999	320,346
FNMA	9.50	12/01/2020	201,784	238,701
FNMA	9.50	03/01/2021	54,676	63,983
FNMA	10.00	03/01/2018	78,986	88,729
FNMA	10.25	09/01/2021	225,589	261,740
FNMA	10.50	10/01/2014	62,879	65,862
FNMA	10.50	08/01/2020	12,182	14,336
FNMA	10.50	04/01/2022	355,741	417,209
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	831,141	980,894
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12/25/2041	1,977,582	2,390,089
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	1,747,070	2,074,714
FNMA Grantor Trust Series 2001-T8 Class A3	3.96	07/25/2041	3,693,048	3,740,324
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	2,330,202	2,758,973
FNMA Series 1988-4 Class Z	9.25	03/25/2018	116,318	130,199
FNMA Series 1988-5 Class Z	9.20	03/25/2018	69,664	70,773
FNMA Series 1988-9 Class Z	9.45	04/25/2018	68,973	77,893
FNMA Series 1989-30 Class Z	9.50	06/25/2019	359,640	410,709
FNMA Series 1989-49 Class E	9.30	08/25/2019	54,675	61,521

1

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA Series 1990-111 Class Z	8.75%	09/25/2020	$66,470	$73,353
FNMA Series 1990-119 Class J	9.00	10/25/2020	172,564	198,435
FNMA Series 1990-124 Class Z	9.00	10/25/2020	104,286	120,100
FNMA Series 1990-21 Class Z	9.00	03/25/2020	283,271	329,881
FNMA Series 1990-27 Class Z	9.00	03/25/2020	178,815	204,996
FNMA Series 1990-30 Class D	9.75	03/25/2020	85,341	98,778
FNMA Series 1990-77 Class D	9.00	06/25/2020	83,441	95,370
FNMA Series 1991-132 Class Z	8.00	10/25/2021	405,236	481,210
FNMA Series 1992-71 Class X	8.25	05/25/2022	138,980	167,400
FNMA Series 2007-2 Class FA ±	0.46	02/25/2037	1,611,820	1,607,680
FNMA Series 2007-24 Class AG	5.75	06/25/2035	365,570	365,889
FNMA Series 2007-B2 Class AB	5.50	12/25/2020	2,966,416	3,097,494
FNMA Series 2009-63 Class LC	4.00	04/25/2035	124,067	124,191
FNMA Series G-22 Class ZT	8.00	12/25/2016	769,085	866,437
FNMA Whole Loan Series 2002-W4 Class A6 ±	3.53	05/25/2042	1,669,741	1,765,490
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.03	06/25/2033	118,393	118,372
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.47	08/25/2042	69,230	73,276
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.29	08/25/2042	5,000,549	5,399,418
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	07/25/2034	6,915,700	7,178,041
GNMA	7.00	05/15/2013	103,963	104,073
GNMA	7.00	06/15/2033	1,229,680	1,436,430
GNMA	7.50	02/15/2013	2,980	3,019
GNMA	8.00	01/15/2013	8,441	8,543
GNMA	9.00	11/15/2017	231,993	263,040
GNMA	9.50	11/15/2017	59,353	67,284
GNMA	10.00	10/20/2017	169,396	190,467
GNMA Series 2005-90 Class A	3.76	09/16/2028	3,612,558	3,693,739
Total Agency Securities (Cost $62,405,704)				66,080,509
Asset-Backed Securities: 10.79%
Chase Issuance Trust Series 2007-A18 Class A ±	0.51	01/15/2015	3,400,000	3,406,134
Chase Issuance Trust Series 2009-A2 Class A2 ±	1.80	04/15/2014	11,000,000	11,063,053
Citibank Credit Card Issuance Trust Series 2009-A1 Class A1 ±	2.00	03/17/2014	10,500,000	10,550,845
CNH Equipment Trust Series 2011-A Class A2	0.62	06/16/2014	4,000,000	3,995,966
ContiMortgage Net Interest Margin Notes Series 1997-A Class A (s)(i)	7.23	10/16/2028	8,315,034	2,598
Countrywide Asset-Backed Certificates Series 2007-S1 Class A1A ±	0.37	11/25/2036	366,712	350,682
Ford Credit Auto Lease Trust Series 2011-A Class A2	0.74	09/15/2013	6,000,000	5,995,979
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	01/15/2014	10,000,000	9,998,989
GE Equipment Midticket LLC Series 2010-1 Class A2 144A	0.61	01/14/2013	743,268	743,217
Home Equity Asset Trust Series 2003-7 Class M1 ±	1.23	03/25/2034	5,796,054	4,293,572
Honda Auto Receivables Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	1,810,855	1,810,715
Honda Auto Receivables Owner Trust Series 2011-1 Class A2	0.65	06/17/2013	6,393,606	6,395,177
Honda Auto Receivables Owner Trust Series 2011-2 Class A2	0.57	07/18/2013	6,000,000	5,998,501
Hyundai Auto Lease Securitization Trust Series 2011 Class A2 144A	0.69	11/15/2013	3,400,000	3,396,379
Hyundai Auto Receivables Trust Series 2010 B Class A2	0.57	03/15/2013	1,537,138	1,537,025
John Deere Owner Trust Series 2011-A Class A2	0.64	06/16/2014	7,000,000	6,996,433
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2 144A	0.79	04/15/2013	4,813,434	4,816,287
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	01/15/2014	7,500,000	7,500,536
Nissan Auto Lease Trust Series 2010-B Class A2	0.90	05/15/2013	3,801,473	3,804,812
Nissan Auto Receivables Owner Trust Series 2010-A Class A2	0.55	03/15/2013	1,130,612	1,130,600
Nissan Auto Receivables Owner Trust Series 2011-A Class A2	0.65	12/16/2013	12,500,000	12,529,719
Porsche Financial Auto Securitization Series 2011-1 Class A2 144A	0.56	12/16/2013	5,640,137	5,637,013
Porsche Innovative Lease Owner Pilot Series 2011-1 Class A2 144A	0.92	02/20/2014	6,500,000	6,501,768
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.73	03/25/2032	100,676	97,454
Structured Asset Investment Loan Trust Series 2003-BC10 Class M1 ±	1.38	10/25/2033	3,296,010	2,504,968
Structured Asset Investment Loan Trust Series 2003-BC3 Class M1 ±	1.68	04/25/2033	5,688,411	4,493,816
Toyota Auto Receivables Owner Trust Series 2010-C Class A2	0.51	12/17/2012	3,304,091	3,303,333
Volkswagen Auto Lease Trust Series 2010-A Class A2	0.77	01/22/2013	2,338,428	2,339,862
Volkswagen Auto Lease Trust Series 2011-A Class A2	1.00	02/20/2014	6,000,000	5,999,939
Total Asset-Backed Securities (Cost $149,100,808)				137,195,372

2

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes: 41.73%
Consumer Discretionary : 8.26%
Auto Components: 0.41%
AutoZone Incorporated	5.88%	10/15/2012	$5,000,000	$5,191,925
Diversified Consumer Services : 0.81%
Life Technologies Corporation	3.38	03/01/2013	5,000,000	5,104,910
Science Applications International Corporation	6.25	07/01/2012	5,000,000	5,132,650
				10,237,560
Hotels, Restaurants & Leisure : 0.81%
Marriott International	4.63	06/15/2012	6,038,000	6,133,521
Starwood Hotels & Resorts Worldwide Incorporated	6.25	02/15/2013	4,000,000	4,130,000
				10,263,521
Household Durables : 0.84%
Mohawk Industries Incorporated Series D	7.20	04/15/2012	4,250,000	4,313,750
Newell Rubbermaid Incorporated	5.50	04/15/2013	6,095,000	6,408,740
				10,722,490
Media : 3.24%
CBS Corporation	8.20	05/15/2014	7,000,000	7,961,723
Charter Communications Operating LLC 144A	8.00	04/30/2012	5,000,000	5,112,500
Comcast Cable Holdings LLC	9.80	02/01/2012	6,065,000	6,147,617
EchoStar DBS Corporation	7.00	10/01/2013	3,000,000	3,142,500
Historic TW Incorporated	9.13	01/15/2013	3,270,000	3,532,290
Mcgraw-Hill Companies Incorporated	5.38	11/15/2012	2,025,000	2,112,820
Time Warner Cable Incorporated	5.40	07/02/2012	6,100,000	6,249,590
Viacom Incorporated	4.38	09/15/2014	6,512,000	6,983,267
				41,242,307
Multiline Retail : 1.09%
JCPenney Company Incorporated	9.00	08/01/2012	6,280,000	6,562,600
Macy’s Incorporated	5.35	03/15/2012	4,250,000	4,290,753
Target Corporation	5.88	03/01/2012	3,019,000	3,057,242
				13,910,595
Specialty Retail : 1.06%
Best Buy Company Incorporated	6.75	07/15/2013	5,500,000	5,834,494
Home Depot Incorporated	5.25	12/16/2013	7,000,000	7,580,545
				13,415,039
Consumer Staples : 3.12%
Beverages : 0.44%
Anheuser Busch InBev Worldwide Incorporated ±	1.09	03/26/2013	3,000,000	3,014,811
Anheuser Busch InBev Worldwide Incorporated	3.00	10/15/2012	2,495,000	2,538,570
				5,553,381
Food & Staples Retailing : 1.37%
CVS Caremark Corporation 144A	7.77	01/10/2012	2,559,491	2,585,086
HJ Heinz Company Step Bond 144A	15.59	12/01/2020	4,000,000	4,142,920
Safeway Incorporated	5.80	08/15/2012	5,500,000	5,669,587

3

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Food & Staples Retailing (continued)
Wm.Wrigley Jr. Company 144A	2.45%	06/28/2012	$5,000,000	$5,045,300
				17,442,893
Food Products : 0.70%
Cadbury Schweppes Company 144A	5.13	10/01/2013	6,545,000	6,937,275
HJ Heinz Finance Company	6.00	03/15/2012	2,000,000	2,026,642
				8,963,917
Household Products: 0.16%
Procter & Gamble Company	0.70	08/15/2014	2,000,000	2,008,224
Tobacco: 0.45%
UST Incorporated	6.63	07/15/2012	5,500,000	5,679,372
Energy : 3.11%
Energy Equipment & Services : 1.01%
Enterprise Products Operating LLC	4.60	08/01/2012	6,017,000	6,118,711
Kinder Morgan Energy Partners LP	7.13	03/15/2012	6,700,000	6,799,187
				12,917,898
Oil, Gas & Consumable Fuels : 2.10%
Chesapeake Energy Corporation	7.63	07/15/2013	4,000,000	4,220,000
El Paso Corporation	7.38	12/15/2012	1,000,000	1,043,858
Energy Transfer Partners LP	5.65	08/01/2012	2,000,000	2,049,266
Kinder Morgan Incorporated	6.50	09/01/2012	7,000,000	7,175,000
Transcontinental Gas Pipe Corporation	8.88	07/15/2012	6,000,000	6,277,206
Valero Energy Corporation «	6.88	04/15/2012	3,775,000	3,853,898
Weatherford International Incorporated	5.95	06/15/2012	2,020,000	2,063,266
				26,682,494
Financials : 12.14%
Capital Markets: 0.37%
Jefferies Group Incorporated «	5.88	06/08/2014	5,060,000	4,762,725
Commercial Banks : 2.97%
Branch Banking & Trust Corporation	3.85	07/27/2012	665,000	677,944
Branch Banking & Trust Corporation	4.75	10/01/2012	6,000,000	6,173,142
Charter One Bank NA	6.38	05/15/2012	5,000,000	5,049,920
Credit Suisse	2.20	01/14/2014	6,000,000	5,909,064
Hudson United Bank	7.00	05/15/2012	1,925,000	1,971,470
Key Bank NA	5.50	09/17/2012	3,000,000	3,091,536
Key Bank NA	5.70	08/15/2012	3,000,000	3,084,684
M&I Marshall & IIsley Bank	5.25	09/04/2012	6,510,000	6,714,798
PNC Funding Corporation ±	0.57	01/31/2012	2,000,000	2,000,142
PNC Funding Corporation ±	0.57	04/01/2012	2,100,000	2,102,029
Union Bank NA	2.13	12/16/2013	1,000,000	1,009,285
				37,784,014
Consumer Finance : 2.16%
American Express Credit Corporation	7.30	08/20/2013	7,000,000	7,554,687
American Honda Finance Corporation 144A	2.38	03/18/2013	4,000,000	4,059,360
Capital One Financial Corporation	7.38	05/23/2014	7,000,000	7,653,611
Ford Motor Credit Company LLC	3.88	01/15/2015	4,000,000	3,920,756

4

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Finance (continued)
Ford Motor Credit Company LLC	7.00%	10/01/2013	$4,000,000	$4,222,428
				27,410,842
Diversified Financial Services : 3.09%
Bank of New York Mellon Corporation ±	0.53	06/29/2012	2,700,000	2,706,591
Citigroup Incorporated	6.50	08/19/2013	7,000,000	7,284,284
General Electric Capital Corporation ±	0.46	06/12/2012	8,500,000	8,472,945
Goldman Sachs Group Incorporated	4.75	07/15/2013	7,000,000	7,013,860
HSBC Finance Corporation	7.00	05/15/2012	5,095,000	5,214,498
Invesco Limited	5.38	02/27/2013	2,465,000	2,568,451
Morgan Stanley	3.25	12/01/2011	6,000,000	6,000,000
				39,260,629
Insurance : 1.39%
AON Corporation	7.38	12/14/2012	6,000,000	6,342,978
ASIF Global Financing XIX 144A	4.90	01/17/2013	3,000,000	3,043,581
Genworth Life Institutional Funding Trust 144A	5.88	05/03/2013	3,715,000	3,774,864
Mass Mutual Global Funding II 144A	3.63	07/16/2012	1,500,000	1,523,076
Prudential Financial Incorporated Series MTN	5.10	12/14/2011	3,000,000	3,001,911
				17,686,410
REIT : 2.16%
Duke Realty LP	5.88	08/15/2012	4,000,000	4,096,160
Duke Realty LP	6.25	05/15/2013	1,950,000	2,038,947
ERP Operating LP	6.63	03/15/2012	5,975,000	6,065,043
HCP Incorporated	5.63	02/28/2013	1,000,000	1,031,454
Health Care REIT Incorporated	8.00	09/12/2012	3,986,000	4,126,738
Simon Property Group LP	5.45	03/15/2013	4,800,000	5,025,931
Ventas Realty LP	9.00	05/01/2012	5,000,000	5,119,530
				27,503,803
Health Care : 3.17%
Biotechnology : 1.07%
Amgen Incorporated	1.88	11/15/2014	6,000,000	6,030,684
Biogen Idec Incorporated	6.00	03/01/2013	7,226,000	7,622,715
				13,653,399
Health Care Providers & Services : 1.70%
Anthem Incorporated	6.80	08/01/2012	5,000,000	5,191,180
Coventry Health Care Incorporated	5.88	01/15/2012	7,000,000	7,028,994
Express Scripts Incorporated	5.25	06/15/2012	5,251,000	5,366,527
McKesson HBOC Incorporated	5.25	03/01/2013	3,829,000	4,030,857
				21,617,558
Pharmaceuticals: 0.40%
Teva Pharmaceutical Finance LLC	1.50	06/15/2012	5,000,000	5,032,100
Industrials : 3.76%
Aerospace & Defense: 0.32%
BAE Systems Holdings Incorporated 144A	6.40	12/15/2011	4,000,000	4,005,628
Building Products: 0.48%
Masco Corporation	5.88	07/15/2012	6,000,000	6,102,042

5

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Services & Supplies : 0.99%
Pitney Bowes Incorporated	3.88%	06/15/2013	$6,412,000	$6,627,520
R.R. Donnelley & Sons Company	4.95	04/01/2014	6,000,000	5,880,000
				12,507,520
Electrical Equipment: 0.36%
Agilent Technologies Incorporated	4.45	09/14/2012	4,500,000	4,597,704
Machinery: 0.41%
Case New Holland Incorporated	7.75	09/01/2013	5,000,000	5,250,000
Road & Rail : 1.20%
CSX Corporation	6.30	03/15/2012	2,000,000	2,028,422
ERAC USA Finance Company 144A	5.80	10/15/2012	6,000,000	6,186,402
Union Pacific Corporation	5.45	01/31/2013	4,000,000	4,208,308
Union Pacific Corporation	6.13	01/15/2012	2,850,000	2,867,767
				15,290,899
Information Technology : 1.33%
Computers & Peripherals: 0.02%
Hewlett-Packard Company	2.95	08/15/2012	265,000	268,627
IT Services: 0.59%
Electronic Data Systems Corporation Series B	6.00	08/01/2013	7,000,000	7,507,269
Semiconductors & Semiconductor Equipment : 0.72%
Broadcom Corporation 144A	1.50	11/01/2013	4,000,000	4,040,828
National Semiconductor Corporation	6.15	06/15/2012	4,908,000	5,049,768
				9,090,596
Materials : 0.98%
Metals & Mining : 0.98%
Barrick Gold Corporation 144A	1.75	05/30/2014	7,000,000	7,034,811
Rio Tinto Alcan Incorporated	4.88	09/15/2012	1,000,000	1,027,051
Teck Cominco Incorporated	7.00	09/15/2012	3,270,000	3,410,698
United States Steel Corporation	5.65	06/01/2013	1,000,000	1,015,000
				12,487,560
Telecommunication Services : 2.73%
Diversified Telecommunication Services : 2.40%
Bellsouth Corporation 144A	4.46	04/26/2021	6,000,000	6,088,434
CenturyTel Incorporated	7.88	08/15/2012	3,000,000	3,105,741
Citizens Communications Company	6.25	01/15/2013	4,500,000	4,567,500
Qwest Corporation ±	3.60	06/15/2013	3,000,000	3,007,500
Verizon Virginia Incorporated Series A	4.63	03/15/2013	6,070,000	6,304,490
Verizon Wireless Capital LLC	7.38	11/15/2013	6,688,000	7,478,207
				30,551,872
Wireless Telecommunication Services: 0.33%
AT&T Wireless Services Incorporated	8.13	05/01/2012	4,000,000	4,124,172

6

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Utilities : 3.13%
Electric Utilities : 2.90%
Allegheny Energy Supply Company LLC 144A	8.25%	04/15/2012	$3,000,000	$3,071,898
Aquila Incorporated Step Bond	11.88	07/01/2012	5,055,000	5,349,292
Carolina Power & Light Company	6.50	07/15/2012	6,000,000	6,207,708
CenterPoint Energy Houston Electric LLC Series U	7.00	03/01/2014	5,669,000	6,393,600
Columbus Southern Power Company ±	0.75	03/16/2012	5,000,000	5,000,370
Dominion Resources Incorporated	5.00	03/15/2013	8,425,000	8,823,208
Public Services Electricity & Gas	0.85	08/15/2014	2,000,000	1,997,552
				36,843,628
Multi-Utilities: 0.23%
DTE Energy Company ±	1.03	06/03/2013	3,000,000	2,996,436
Total Corporate Bonds and Notes (Cost $533,141,575)				530,567,049
Municipal Bonds and Notes: 5.81%
California : 1.17%
California PCFA Solid Waste Disposal (Resource Recovery Revenue) ±	1.20	08/01/2023	4,000,000	3,999,880
Glendale CA Redevelopment Agency Tax Allocation (Tax Revenue)	3.50	12/01/2012	1,730,000	1,733,893
MuniMae Trust Series 2001-1 Class A (Housing Revenue, FHLMC Insured) ±	4.00	10/26/2016	3,325,000	3,330,187
Oakland-Alameda County CA Coliseum Authority (Lease Revenue)	6.80	12/06/2011	5,800,000	5,800,000
				14,863,960
Florida : 0.64%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63	08/01/2023	2,800,000	2,808,708
MuniMae Trust Series 2001-3 Class A (Housing Revenue, FHLMC Insured) ±	4.00	06/24/2019	5,285,000	5,293,245
				8,101,953
Indiana : 0.68%
Indiana State Development Finance Authority Environmental USX Corporation Project (IDR) ±	5.25	12/01/2022	6,000,000	6,091,560
Indiana State EDFA AMT Republic Services Incorporated Project (Resource Recovery Revenue) ±	1.05	05/01/2034	2,500,000	2,500,000
				8,591,560
Kentucky : 0.24%
Louisville/Jefferson County KY PCR Louisville Gas & Electric Project Series A (Energy Revenue) ±	1.90	10/01/2033	3,000,000	3,011,700
Louisiana : 0.41%
Louisiana State Gas & Fuels Tax Build America Bonds Series A-4 (Tax Revenue) ±	2.75	05/01/2043	5,250,000	5,273,520
Minnesota : 0.12%
Minnesota Tobacco Securitization Authority Series A (Tobacco Revenue)	2.64	03/01/2014	1,500,000	1,497,360
New Hampshire : 0.44%
New Hampshire State Business Finance Authority The United Illuminating Company Project (Lease Revenue) ±	7.13	07/01/2027	5,500,000	5,553,845

7

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New York : 0.17%
Babylon NY IDAG Taxable Covanta Babylon Series B (IDR)	4.67%	01/01/2012	$1,030,000	$1,032,318
Onondaga County NY Property Tax Receivables (Lease Revenue)	3.50	04/01/2013	1,110,000	1,110,944
				2,143,262
Ohio : 0.38%
Ohio State Air Quality Development Authority PCR FirstEnergy Series D (IDR) ±	4.75	08/01/2029	1,800,000	1,834,434
Ohio State Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.75	06/01/2013	3,000,000	3,017,130
				4,851,564
Oklahoma : 0.14%
Oklahoma County OK Finance Authority Build America Bonds (Lease Revenue)	2.33	11/01/2012	1,725,000	1,740,422
Oregon : 0.35%
Oregon State School Boards Association Series A (Miscellaneous Revenue, NATL-RE FGIC Insured) (z)	0.69	06/30/2012	4,500,000	4,481,685
Pennsylvania : 0.08%
Pennsylvania State EDFA Waste Management Project (Resource Recovery Revenue) ±	2.63	12/01/2033	1,000,000	1,013,180
Texas : 0.21%
Houston TX Airport Services Sub-Lien Series A (Airport Revenue)	5.00	07/01/2013	2,500,000	2,645,175
West Virginia : 0.47%
West Virginia State Solid Waste Disposal Facilities Amos Project Series A (Resource Recovery Revenue) ±	2.00	01/01/2041	6,000,000	6,027,240
Wisconsin : 0.31%
Marshfield WI Taxable BAN Series B (Utilities Revenue)	2.00	12/01/2011	4,000,000	4,000,160
Total Municipal Bonds and Notes (Cost $74,034,635)				73,796,586
Non-Agency Mortgage Backed Securities: 7.07%
Aames Mortgage Trust Series 2003-1 Class M1 ±	1.28	10/25/2033	8,450,830	6,757,748
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.71	10/20/2032	9,361	8,823
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A3	4.49	02/11/2041	2,604,732	2,660,320
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6 Class A4	4.52	11/11/2041	4,095,000	4,099,107
Citicorp Mortgage Securities Incorporated Series 1992-7 Class A	2.24	03/25/2022	153,351	142,084
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	09/20/2021	177,266	198,449
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	1,758,782	1,763,782
Countrywide Alternative Loan Trust Series 2003-2011 T1 Class A1	4.75	07/25/2018	3,221,014	3,297,284
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.16	06/19/2031	702,301	621,591
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.99	06/19/2031	416,389	369,605
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.29	09/25/2034	290,355	160,241
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C3 Class A5	3.94	05/15/2038	1,400,000	1,428,231
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A (i)	3.04	01/25/2022	242,225	228,604
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 (i)	2.01	01/25/2021	66,452	61,126
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.00	09/25/2033	996,237	836,360

8

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
GE Capital Commercial Mortgage Corporation Series 2002-2A Class A3	5.35%	08/11/2036	$6,500,000	$6,603,194
GE Capital Commercial Mortgage Corporation Series 2003-C1 Class A4	4.82	01/10/2038	2,988,190	3,086,722
Greenwich Capital Commercial Funding Corporation Series 2003-C1 Class A4	4.11	07/05/2035	3,619,981	3,729,229
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A	8.00	09/19/2027	125,110	129,489
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±144A	0.66	06/25/2034	3,639,893	2,969,068
GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1 ±144A	3.72	06/25/2034	3,202,690	2,898,486
GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1 ±144A	0.61	01/25/2036	3,519,253	2,562,221
GSR Mortgage Loan Trust Series 2004-1 Class 2A2 ±	1.94	04/25/2032	1,374,351	1,128,612
Housing Securities Incorporated Series 1992-8 Class C	2.87	06/25/2024	88,151	82,210
Housing Securities Incorporated Series 1992-8 Class E	3.71	06/25/2024	197,616	185,808
Jeffries & Company Series 2010-R7 Class 7A6 144A	3.25	10/26/2036	2,377,309	2,370,104
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C1 Class A3	5.38	07/12/2037	1,363,605	1,378,923
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A2	4.99	01/12/2037	6,715,000	6,912,683
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.63	10/25/2032	39,649	37,157
Morgan Stanley Capital I Series 2004-IQ7 Class A3	5.35	06/15/2038	1,843,902	1,855,922
Morgan Stanley Capital I Series 2004-IQ8 Class A4	4.90	06/15/2040	3,307,582	3,319,059
Morgan Stanley Dean Witter Capital I Series 2003-IQ4 Class A2	4.07	05/15/2040	1,558,574	1,604,331
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	06/13/2041	1,769,071	1,821,016
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	15,138.50	04/20/2021	45	10,433
Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.32	03/15/2030	5,240,000	5,512,611
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.53	04/25/2018	32,890	29,846
Resecuritization Mortgage Trust Series 1998-B Class A ±(i)144A	0.51	04/26/2021	11,913	11,375
Residential Finance LP Series 2003-C Class B3 ±144A	1.65	09/10/2035	6,618,776	5,110,423
Residential Finance LP Series 2003-C Class B4 ±144A	1.85	09/10/2035	3,922,238	2,908,496
SACO I Trust Series 2005-2 Class A ±(i)144A	0.66	04/25/2035	70,822	27,128
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A	1.97	11/25/2020	718,112	695,631
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A1	8.98	10/25/2024	2,292,298	2,339,015
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2	9.65	10/25/2024	266,525	276,164
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.78	02/25/2028	425,254	375,008
Structured Asset Securities Corporation Series 1998-RF1 Class A 144A	7.94	04/15/2027	2,513,062	2,533,310
Structured Asset Securities Corporation Series 1998-RF2 Class A 144A	7.73	07/15/2027	3,208,044	3,231,219
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.22	12/25/2034	101,930	87,387
Wilshire Funding Corporation Series 1996-3 Class M2	5.82	08/25/2032	260,879	255,127
Wilshire Funding Corporation Series 1996-3 Class M3	5.82	08/25/2032	233,534	222,651
Wilshire Funding Corporation Series 1998-2 Class M1	2.00	12/28/2037	976,382	885,464
Total Non-Agency Mortgage Backed Securities (Cost $97,427,436)				89,818,877
Term Loans: 0.33%
SUPERVALU Incorporated	1.64	06/01/2012	4,223,597	4,215,319
Total Term Loans (Cost $4,183,529)				4,215,319
Yankee Corporate Bonds and Notes: 19.46%
Consumer Discretionary : 0.34%
Multiline Retail: 0.34%
Wesfarmers Limited 144A	7.00	04/10/2013	4,000,000	4,269,236
Consumer Staples : 0.43%
Food & Staples Retailing: 0.43%
Cia Brasileira de Bebidas	10.50	12/15/2011	5,401,000	5,414,503

9

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Energy : 1.10%
Oil, Gas & Consumable Fuels : 1.10%
Husky Energy Incorporated	6.25%	06/15/2012	$6,000,000	$6,155,982
Noble Corporation	5.88	06/01/2013	7,420,000	7,891,882
				14,047,864
Financials : 14.88%
Capital Markets: 0.59%
BP Capital Markets plc	5.25	11/07/2013	7,000,000	7,515,109
Commercial Banks : 13.95%
ANZ National (International) Limited 144A	2.38	12/21/2012	3,500,000	3,531,679
Australia & New Zealand Banking Group Limited ±144A	0.63	06/18/2012	6,000,000	6,002,700
Banco Santander Chile 144A	2.88	11/13/2012	4,000,000	4,011,652
Bank Nederlandse Gemeenten	5.00	05/16/2014	14,000,000	15,143,238
Bank of Montreal 144A	1.30	10/31/2014	5,500,000	5,486,569
Bank of Nova Scotia 144A«	1.45	07/26/2013	12,000,000	12,072,936
Barclays Bank plc	2.50	01/23/2013	3,000,000	2,976,486
Canadian Imperial Bank of Commerce 144A	2.00	02/04/2013	14,000,000	14,168,364
Commonwealth Bank of Australia ±144A	0.90	03/19/2013	4,500,000	4,496,571
HSBC Bank plc 144A«	1.63	07/07/2014	10,000,000	9,891,820
ING Bank NV ±144A	1.40	03/15/2013	6,000,000	5,925,942
ING Bank NV 144A	2.63	02/09/2012	10,000,000	10,034,380
Nordea Eiendomskreditt 144A	1.88	04/07/2014	12,500,000	12,571,725
Oesterreichische Kontrollbank	1.38	01/21/2014	14,000,000	13,983,200
SpareBank 1 Boligkreditt 144A	1.25	10/25/2014	14,000,000	13,998,922
Stadshypotek AB 144A«	1.45	09/30/2013	12,500,000	12,429,038
Svenska Handelsbanken AB 144A	2.88	09/14/2012	2,507,000	2,537,437
SwedBank AB 144A	2.80	02/10/2012	4,000,000	4,016,764
Swedbank AB 144A	3.00	12/22/2011	6,000,000	6,006,816
Toronto Dominion Bank 144A«	0.88	09/12/2014	4,000,000	3,967,276
Westpac Banking Corporation ±144A	0.53	12/14/2012	5,000,000	5,008,340
Westpac Banking Corporation	2.25	11/19/2012	3,000,000	3,033,441
Xstrata Finance Canada Limited 144A	2.85	11/10/2014	6,000,000	6,051,132
				177,346,428
Diversified Financial Services: 0.34%
Amvescap plc	5.63	04/17/2012	4,250,000	4,312,267
Industrials : 0.31%
Building Products: 0.31%
Tyco Electronics Group SA	6.00	10/01/2012	3,830,000	3,987,084
Materials : 1.06%
Metals & Mining : 1.06%
Arcelormittal	5.38	06/01/2013	7,500,000	7,655,430
Rio Tinto Finance USA Limited	8.95	05/01/2014	5,000,000	5,847,370
				13,502,800
Telecommunication Services : 1.34%
Diversified Telecommunication Services : 1.34%
British Telecommunications plc	5.15	01/15/2013	3,553,000	3,688,170
Deutsche Telekom International Finance BV	5.25	07/22/2013	7,000,000	7,379,456

10

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU		2.58%	04/26/2013	$6,145,000	$5,958,807
					17,026,433
Total Yankee Corporate Bonds and Notes (Cost $248,223,893)					247,421,724
Other: 0.03%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)				202,574	72,724
VFNC Corporation, Pass-Through Entity 0.26% ±(i)144A(a)(v)				546,273	267,674
Total Other (Cost $137,654)					340,398

		Yield		Shares
Short-Term Investments: 11.69%
Investment Companies : 11.61%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.05		110,071,556	110,071,556
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.17		37,561,538	37,561,538
					147,633,094

				Principal
U.S. Treasury Securities : 0.08%
U.S. Treasury Bill #		0.01	12/22/2011	$1,000,000	999,993
Total Short-Term Investments (Cost $148,633,093)					148,633,087
Total Investments in Securities (Cost $1,317,288,327)*	102.11%				1,298,068,921
Other Assets and Liabilities, Net	(2.11)				(26,769,294)

Total Net Assets	100.00%				$1,271,299,627

±	Variable rate investment.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
§	These securities are subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. Rate represents yield to maturity.
(w)	This security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%. The current interest rate is (-1500*0.29%)+15,573.5% = 15,138.5%.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,317,288,327 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,451,003
Gross unrealized depreciation	(25,670,409)

Net unrealized depreciation	$(19,219,406)

11

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$66,080,509	$0	$66,080,509
Asset-backed securities	0	137,192,774	2,598	137,195,372
Corporate bonds and notes	0	527,981,963	2,585,086	530,567,049
Municipal bonds and notes	0	73,796,586	0	73,796,586
Non-agency mortgage backed securities	0	89,818,877	0	89,818,877
Term loans	0	4,215,319	0	4,215,319
Yankee corporate bonds and notes	0	247,421,724	0	247,421,724
Other	0	0	340,398	340,398
Short-term investments
Investment companies	110,071,556	37,561,538	0	147,633,094
U.S. Treasury securities	999,993	0	0	999,993

	$111,071,549	$1,184,069,290	$2,928,082	$1,298,068,921

As of November 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(25,549)	$0	$0	$(25,549)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-backed securities	Corporate bonds and notes securities	Non-agency mortgage backed securities	Other	Total
Balance as of August 31, 2011	$3,239,702	$2,713,483	$3,633,931	$382,831	$9,969,947
Accrued discounts (premiums)	(8,202)	(15,296)	0	0	(23,498)
Realized gains (losses)	(366,729)	(1,376)	(3,970)	0	(372,075)
Change in unrealized gains (losses)	213,955	(23,916)	14,989	(21,722)	183,306
Purchases	146,872	0	0	0	146,872
Sales	(3,223,000)	(87,809)	(1,274,846)	(20,711)	(4,606,366)
Transfers into Level 3	0	0	0	0	0
Transfers out of Level 3	0	0	(2,370,104)	0	(2,370,104)

Balance as of November 30, 2011	$2,598	$2,585,086	$0	$340,398	$2,928,082

Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$0	$(38,392)	$0	$(31,872)	$(70,264)

Derivative transactions

During the three months ended November 30, 2011, the Fund entered into futures contracts to speculate on interest rates.

At November 30, 3011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at November 30, 2011	Net Unrealized Gains (Losses)
December 2011	255 Short	2-Year U.S. Treasury Notes	$56,199,610	$(1,477)
March 2012	1,237 Short	2-Year U.S. Treasury Notes	272,758,500	(26,740)
March 2012	35 Short	5-Year U.S. Treasury Notes	4,292,422	2,668

The Fund had an average notional amount of $370,979,183 in short futures contracts during the three months ended November 30, 2011.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 100.35%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$625,502,697
Wells Fargo Advantage Diversified Stock Portfolio		N/A	182,647,926
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	34,025,674
Total Affiliated Master Portfolios (Cost $791,630,669)			842,176,297
Total Investments in Securities (Cost $791,630,669)*	100.35%		842,176,297
Other Assets and Liabilities, Net	(0.35)		(2,932,008)

Total Net Assets	100.00%		$839,244,289

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2010 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$451,431,739
Wells Fargo Advantage Diversified Stock Portfolio		N/A	209,844,003
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	27,858,114
Total Affiliated Master Portfolios (Cost $662,449,550)			689,133,856
Total Investments in Securities (Cost $662,449,550)*	100.03%		689,133,856
Other Assets and Liabilities, Net	(0.03)		(201,464)

Total Net Assets	100.00%		$688,932,392

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2015 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the Fund’s investments in the affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 100.67%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$1,090,644,942
Wells Fargo Advantage Diversified Stock Portfolio		N/A	907,818,620
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	84,264,946
Total Affiliated Master Portfolios (Cost $1,979,062,775)			2,082,728,508
Total Investments in Securities (Cost $1,979,062,775)*	100.67%		2,082,728,508
Other Assets and Liabilities, Net	(0.67)		(13,813,571)

Total Net Assets	100.00%		$2,068,914,937

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2020 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 99.98%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$652,371,755
Wells Fargo Advantage Diversified Stock Portfolio		N/A	952,089,677
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	67,712,277
Total Affiliated Master Portfolios (Cost $1,583,244,262)			1,672,173,709
Total Investments in Securities (Cost $1,583,244,262)*	99.98%		1,672,173,709
Other Assets and Liabilities, Net	0.02		326,122

Total Net Assets	100.00%		$1,672,499,831

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2025 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the Fund’s investments in the affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 100.75%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$457,948,331
Wells Fargo Advantage Diversified Stock Portfolio		N/A	1,194,061,673
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	69,776,756
Total Affiliated Master Portfolios (Cost $1,649,389,692)			1,721,786,760
Total Investments in Securities (Cost $1,649,389,692)*	100.75%		1,721,786,760
Other Assets and Liabilities, Net	(0.75)		(12,895,798)

Total Net Assets	100.00%		$1,708,890,962

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE Dow Jones Target 2030 Fund

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2030 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$110,626,030
Wells Fargo Advantage Diversified Stock Portfolio		N/A	539,894,436
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	27,495,203
Total Affiliated Master Portfolios (Cost $657,785,948)			678,015,669
Total Investments in Securities (Cost $657,785,948)*	100.03%		678,015,669
Other Assets and Liabilities, Net	(0.03)		(231,222)

Total Net Assets	100.00%		$677,784,447

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2035 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TARGET 2040 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 100.04%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$106,032,525
Wells Fargo Advantage Diversified Stock Portfolio		N/A	989,292,508
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	46,317,221
Total Affiliated Master Portfolios (Cost $1,100,050,329)			1,141,642,254
Total Investments in Securities (Cost $1,100,050,329)*	100.04%		1,141,642,254
Other Assets and Liabilities, Net	(0.04)		(465,541)

Total Net Assets	100.00%		$1,141,176,713

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2040 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 99.95%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$19,417,031
Wells Fargo Advantage Diversified Stock Portfolio		N/A	276,254,506
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	12,505,339
Total Affiliated Master Portfolios (Cost $303,686,503)			308,176,876
Total Investments in Securities (Cost $303,686,503)*	99.95%		308,176,876
Other Assets and Liabilities, Net	0.05		139,983

Total Net Assets	100.00%		$308,316,859

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2045 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the Fund’s investments in the affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 100.02%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$42,378,865
Wells Fargo Advantage Diversified Stock Portfolio		N/A	610,660,007
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	27,620,220
Total Affiliated Master Portfolios (Cost $649,425,443)			680,659,092
Total Investments in Securities (Cost $649,425,443)*	100.02%		680,659,092
Other Assets and Liabilities, Net	(0.02)		(155,217)

Total Net Assets	100.00%		$680,503,875

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2050 Fund (“the Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of the Master Portfolios’ net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2055 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 98.21%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$70,202
Wells Fargo Advantage Diversified Stock Portfolio		N/A	1,011,579
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	45,754
Total Affiliated Master Portfolios (Cost $1,210,396)			1,127,535
Total Investments in Securities (Cost $1,210,396)*	98.21%		1,127,535
Other Assets and Liabilities, Net	1.79		20,599

Total Net Assets	100.00%		$1,148,134

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2055 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2055 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the Fund’s investments in the affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 100.07%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$711,588,321
Wells Fargo Advantage Diversified Stock Portfolio		N/A	135,193,684
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	59,972,835
Total Affiliated Master Portfolios (Cost $876,522,196)			906,754,840
Total Investments in Securities (Cost $876,522,196)*	100.07%		906,754,840
Other Assets and Liabilities, Net	(0.07)		(623,689)

Total Net Assets	100.00%		$906,131,151

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target Today Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the Fund’s investments in the affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date: January 27, 2012

By:	/s/ KASEY L. PHILLIPS
Kasey L. Phillips
Treasurer

Date: January 27, 2012